UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK VECTORS ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017
(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: DECEMBER 31, 2020

Item 1.	REPORTS TO SHAREHOLDERS.

ANNUAL REPORT December 31, 2020

VANECK VECTORS®

Africa Index ETF	AFK®
Brazil Small-Cap ETF	BRF®
China Growth Leaders ETF	GLCN
ChinaAMC SME-ChiNext ETF	CNXT®
Egypt Index ETF	EGPT®
India Growth Leaders ETF	GLIN
Indonesia Index ETF	IDX®
Israel ETF	ISRA®
Russia ETF	RSX®
Russia Small-Cap ETF	RSXJ®
Vietnam ETF	VNM®

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of December 31, 2020.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

December 31, 2020 (unaudited)

Dear Fellow Shareholders:

The level of stimulus from the U.S. Federal Reserve (Fed) in 2020 was almost unprecedented and had investment consequences that endure into the new year of 2021. Financial markets benefited from the Fed stimulus and the case for gold investing solidified further.

As 2020 ends, the global economy continues to grow surprisingly well, supporting the markets, despite the social distancing that we all continue to feel in our personal lives. Important commodities like copper regained and passed pre-COVID-19 highs. In addition, in China, not only are higher real policy interest rates a sign of economic strength, but the country’s industrial recovery also points to all-time highs in activity, even though consumer activity lags a little.

We do, however, see two risks to markets in 2021: 1) an unforeseen rise in interest rates in the U.S. triggered by higher global growth or other factors; and 2) a bump in the return to full employment. As to the first risk, several assets like gold, commodities and bitcoin may not be fully reflecting inflationary risks which could be a consequence of the huge stimulus of 2020.

An incredible number of people have been laid off in the U.S. and, regardless of GDP numbers, people are unlikely to return quickly to work at pre-COVID-19 levels. Despite signature into law on December 27, 2020 of the Consolidated Appropriations Act, 2021, concern may remain high enough for policy makers to take additional steps (any of which, however, are, as yet, uncertain) that may impact the financial recovery.

The investing outlook sometimes does change suddenly, as it certainly did in 2020. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find a performance discussion and financial statements for each of the funds for the twelve month period ended December 31, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck Vectors ETF Trust

January 15, 2021

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETFs

MANAGEMENT DISCUSSION

December 31, 2020 (unaudited)

Market Review

All funds were to some extent affected by both the wide market sell off beginning in late-February and ensuing market volatility, sparked by the COVID-19 pandemic as it evolved globally. However, remedial measures, both financial and fiscal, taken by central governments around the world in response to the crisis (including the asset purchasing program of the U.S. Federal Reserve), resulted in a positive “bounce back” in markets starting in April. By the end of 2020, the extent of the recovery varied considerably country by country and region by region.

Africa

The materials sector, was by far the greatest positive contributor to the performance of VanEck Vectors Africa Index ETF, which returned 2.29% for the 12 month period. The financial and energy sectors were the two greatest detractors from performance. Geographically, four Canada-domiciled mining companies (gold, precious metals and copper) operating in Africa made the country the top contributor to Fund returns. It was followed by Nigeria. By country, the greatest detractor from performance, by country, was Ghana with two companies operating in the energy sector.

Brazil

Supported by robust third1 and fourth quarter2 2019 figures, Brazil went into 2020 with its economy on an apparently steady footing. However, having hit a high on January 23, 2020, as turmoil hit the world’s markets, small-cap Brazilian stocks proceeded to plummet by approximately 59% over the following two months, hitting a low on March 23. Unable to claw back their losses as the year unfolded, the VanEck Vectors Brazil Small-Cap ETF lost 20.75% over the 12 month period under review.

Six sectors contributed positively to performance, with the industrial, materials and consumer staples sectors contributing the most. However, together, the negative contributions just from the utilities and consumer discretionary sectors, with two of the three largest average sector weightings during the year, significantly exceeded all positive contributions to performance.

China

Despite having been the original epicenter of the COVID-19 pandemic, China’s rapid and robust recovery therefrom was reflected in the strong positive performances of both VanEck Vectors China Growth Leaders ETF (formerly the VanEck Vectors ChinaAMC CSI 300 ETF) and VanEck Vectors ChinaAMC SME-ChiNext ETF which returned 25.95% and 64.23%, respectively.

VanEck Vectors ChinaAMC SME-ChiNext ETF, by seeking to track its index of companies on the SME and ChiNext boards, offers exposure to more consumer, new economy sector names, many of which have also tended to be non-state owned enterprises. While the information technology sector, with the largest average sector weighting during the year, was the greatest contributor to performance, comparable positive contributions were also made by the healthcare and industrial sectors. Only the utilities and real estate sectors detracted from performance and then only minimally. While most sectors contributed positively to the performance of VanEck Vectors China Growth Leaders ETF, consumer staples companies contributed by far the most to returns. The financial sector detracted by far the most.

Effective May 1, 2020, the Fund changed its name from VanEck Vectors® ChinaAMC CSI 300 ETF to VanEck Vectors China Growth Leaders ETF and has traded thereafter under a new ticker, GLCN. As of the same date, Fund now seeks to track, before fees and expenses, the MarketGrader China All-Cap Growth Leaders Index.

Egypt

Egypt went into 2020 with a strong economy: GDP had grown by 5.6% in its 2019 fiscal year (the 12 months to end-June)3 and GDP growth in the last two calendar quarters of the year was also strong.4 Having hit a high on February 26, however, Egyptian stocks fell approximately 39% to a low on March 18. Unable fully to recoup its losses thereafter, the VanEck Vectors Egypt Index ETF lost 10.09% in 2020.

2

The top three performing sectors were consumer services, materials and consumer discretionary. The financial and healthcare sectors detracted most from performance. Large-cap companies, with the smallest average weighting during the period under review, detracted the most from performance.

India

The VanEck Vectors India Growth Leaders ETF (formerly the VanEck Vectors India Small-Cap Index ETF) posted a slight gain for the year of 0.80%. The Fund’s portfolio was hit hard by the downturn in the market at the end of March. Having recorded a high on January 17, between then and the low recorded on March 23, the Fund lost approximately 50%. However, it was able to claw back its most of its losses to end the year a little higher than it started it.

While the information technology sector contributed the most positively to performance, companies in the industrial sector were the greatest detractors from performance.

Effective May 1, 2020, the Fund changed its name from VanEck Vectors® India Small-Cap Index ETF to VanEck Vectors India Growth Leaders ETF and has traded thereafter under the ticker GLIN. As of the same date, the Fund now seeks to track, before fees and expenses, the MarketGrader India All-Cap Growth Leaders Index.

Indonesia

Like so many other countries, 2020 was particularly challenging for Indonesia and, compared with other Asian emerging markets countries, it was relatively hard hit by COVID-19.5 This was reflected in the returns for the VanEck Vectors Indonesia Index ETF, which lost 8.20% in 2020. The country had gone into the year with a stable and growing economy and, while GDP growth of 5.02% in 2019 may have been its weakest since 2015,6 Indonesian stocks were able to recoup many of their losses between the lows they hit toward the end of March and December 31, 2020.

Positive contributions to returns came from three sectors: materials, energy and healthcare. The greatest negative contribution to returns came from the financial sector, with the largest average weighting during the period under review, which, alone, exceeded all positive contributions to performance.

Israel

Israel is one country that, despite both the market downturn at the start of 2020 and the continuing ravages of COVID-19, managed successfully economically. While figures from the country Central Bureau of Statistics showed that its economy shrank by 2.8% in the first three quarters of 20207 compared with the corresponding period of 2019, most other developed countries suffered far greater damage from the crisis.8 The country was helped by strong exports, particularly from the tech sector.9

The VanEck Vectors Israel ETF gained 28.14% for the 12 months period under review. Over the period under review, the performance of the information technology sector, with the largest average weighting during 2020 made by far the greatest positive contribution to returns. Three sectors detracted most from performance: financial, real estate and energy. Large-cap companies, followed by small- then mid-cap companies, made the greatest positive contribution to returns.

Russia

Despite the effects of the COVID-19 crisis on Russia’s economy being quite serious resulting in the country experiencing its deepest recession since World War II,10 2020 could have been considerably worse for both the VanEck Vectors Russia Small-Cap ETF and its peer investing in larger-cap Russian stocks, the VanEck Vectors Russia ETF. The former ETF gained 5.23% for the year, while the latter lost 1.38% over the same period.

The materials sector was by far the most significant contributor to performance of the VanEck Vectors Russia ETF and the energy sector detracted the most. For the VanEck Vectors Russia Small-Cap ETF, the materials sector were the most significant contributors to positive returns. The industrial, information technology and utilities sectors were the greatest detractors from performance.

3

VANECK VECTORS ETFs

MANAGEMENT DISCUSSION

(unaudited) (continued)

Vietnam

VanEck Vectors Vietnam ETF gained 9.72% in 2020. Despite the country’s economic growth having fallen to a 30-year low as a result of COVID-19, it was still forecast to expand by 2.91% in 2020.11 Even at this level, according to the country’s General Statistics Office, the rate is “among the world’s highest.”12

Small-and mid-cap companies contributed the most to performance over the reporting period, each category alone outperforming the positive returns of large-cap companies. Four sectors contributed the majority of positive returns: information technology, materials, consumer staples and financial. The industrial, energy and real estate sectors were the greatest detractors from performance.

*	Returns based on the funds’ net asset values (NAVs).

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the fund. An index’s performance is not illustrative of the fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]	The Wall Street Journal: Brazil’s Economy Expands at Fastest Pace in Six Quarters, December 3, 2019, https://www.wsj.com/articles/brazils-economy-expands-at-fastest-pace-in-six-quarters-11575377914

[2]	Reuters: Brazil GDP +0.5% in Q4, bringing total 2019 growth to 1.1% - IBGE, March 4, 2020, https://www.reuters.com/article/brazil-economy-idUSAQN027YC4

[3]	Focus Economics: GDP in Egypt, https://www.focus-economics.com/country-indicator/egypt/gdp

[4]	The GlobalEconomy.com: Egypt: Economic growth, quarterly, https://www.theglobaleconomy.com/Egypt/gdp_growth/

[5]	Rabo Research: Indonesia: Uncertainties hinder quick economic recovery, November 2, 2020, https://economics.rabobank.com/publications/2020/november/indonesia-uncertainties-hinder-quick-economic-recovery/

[6]	The Jakarta Post: Indonesia’s GDP growth stagnated at 5.02 percent last year, weakest since 2015, February 5, 2020, https://www.thejakartapost.com/news/2020/02/05/indonesias-gdp-stagnated-at-5-02-percent-last-year-weakest-since-2015.html

[7]	Globes: Israel’s economy shrank 2.8% in first 9 months of 2020, December 16, 2020, https://en.globes.co.il/en/article-israels-economy-shrank-28-in-first-9-months-of-2020-1001353369

[8]	Ibid.

[9]	Ibid.

[10]	World Bank: Russia Economic Report, December 16, 2020, https://www.worldbank.org/en/country/russia/publication/rer#:~:text=Russian%20economic%20growth%20is%20projected,than%20the%20forecast%20of%20September.&text=In%20such%20a%20case%2C%20GDP,by%202.8%20percent%20in%202022

[11]	Reuters: Vietnam’s 2020 economic growth slips to 30-year low due to COVID-19, December 27, 2020, https://www.reuters.com/article/us-vietnam-economy-gdp-idUSKBN29107M

[12]	Ibid.
4

VANECK VECTORS AFRICA INDEX ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVAFKTR[1]	SPTR[2]
One Year	4.42%	2.29%	4.20%	18.40%
Five Year	6.20%	5.58%	7.07%	15.22%
Ten Year	(2.31)%	(2.29)%	(1.07)%	13.88%
[1]	MVIS® GDP Africa (MVAFKTR) Index is a rules-based, modified-capitalization-weighted, float-adjusted index and is intended to give investors a means of tracking the overall performance of the publicly traded companies in Africa.
Index data prior to June 21, 2013 reflects that of the Dow Jones Africa Titans 50 IndexSM. From June 21, 2013, forward, the index data reflects that of the MVIS® GDP Africa Index (MVAFKTR). All Index history reflects a blend of the performance of the aforementioned Indexes.
[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

5

VANECK VECTORS BRAZIL SMALL-CAP ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVBRFTR[1]	SPTR[2]
One Year	(21.04)%	(20.75)%	(20.11)%	18.40%
Five Year	19.18%	19.20%	19.88%	15.22%
Ten Year	(5.76)%	(5.62)%	(4.91)%	13.88%
[1]	MVIS® Brazil Small-Cap Index (MVBRFTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded small-capitalization companies that are incorporated in or doing substantial business in Brazil.
[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

6

VANECK VECTORS CHINA GROWTH LEADERS ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MGCNGRNR[1]	CSIH0749[2]	SPTR[3]
One Year	25.73%	25.95%	37.85%	39.03%	18.40%
Five Year	6.21%	6.07%	9.32%	9.51%	15.22%
Ten Year	3.39%	5.03%	7.50%	7.59%	13.88%
[1]	The MarketGrader China All-Cap Growth Leaders Index (MGCNGRNR) is a modified market capitalization weighted, float adjusted index designed to track Chinese companies that the index provider has determined exhibit favorable fundamental characteristics according to the index provider’s proprietary scoring methodology.
[2]	CSI 300 Index (CSIH0749) is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Constituent stocks for the CSI 300 Index must have been listed for more than three months (unless the stock’s average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing what the index provider believes to be obvious abnormal fluctuations or market manipulation.
Index data as of October 31, 2018 for all periods presented reflect the CSIH0749 stream of the Index which is denominated in USD and converted by the index provider using the “offshore” Renminbi (CNH) exchange rate.
Effective May 1, 2020, MGCNGRNR replaced CSIH0749 as the Fund’s benchmark index. All index history reflects a blend of the performance of the aforementioned Indexes.
[3]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

7

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	CNI6109[1]	SPTR[2]
One Year	63.30%	64.23%	71.71%	18.40%
Five Year	3.43%	3.37%	6.15%	15.22%
Life*	11.19%	11.33%	14.35%	12.64%
*	Commencement of Fund: 7/23/14; First Day of Secondary Market Trading: 7/24/14
[1]	The SME-ChiNext Index (CNI6109) is a modified, free-float adjusted index intended to track the performance of the 100 largest and most liquid stocks listed and trading on the Small and Medium Enterprise (“SME”) Board and the ChiNext Board of the Shenzhen Stock Exchange. The SME-ChiNext Index is comprised of A-shares.
Index data as of October 1, 2015 for all periods presented reflect the CNI6109 stream of the Index which is denominated in USD and converted by the index provider using the “offshore” Renminbi (CNH) exchange rate.
[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

8

VANECK VECTORS EGYPT INDEX ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVEGPTTR[1]	SPTR[2]
One Year	(11.53)%	(10.09)%	(8.59)%	18.40%
Five Year	(6.83)%	(6.77)%	(2.18)%	15.22%
Ten Year	(8.80)%	(8.42)%	(6.22)%	13.88%
[1]	MVIS® Egypt Index (MVEGPTTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded companies that are incorporated in or doing substantial business in Egypt.
[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

9

VANECK VECTORS INDIA GROWTH LEADERS ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MGINGRNR[1]	SPTR[2]
One Year	(0.31)%	0.80%	5.92%	18.40%
Five Year	(4.89)%	(4.88)%	(4.26)%	15.22%
Ten Year	(7.74)%	(7.72)%	(7.04)%	13.88%
[1]	The MarketGrader India All-Cap Growth Leaders Index (MGINGRNR) is a modified market capitalization weighted, float adjusted index designed to track Indian companies that the index provider has determined exhibit favorable fundamental characteristics according to the index provider’s proprietary scoring methodology.
Effective May 1, 2020, MGINGRNR replaced MVIS® India Small-Cap Index (MVSCIFTR) as the Fund’s benchmark index. MVSCIFTR ceased operations on June 30, 2020, and is therefore excluded from the Fund’s Performance Comparison as of December 31, 2020. Index history prior to June 30, 2020 reflects a blend of the performance of the aforementioned Indexes.
[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

10

VANECK VECTORS INDONESIA INDEX ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVIDXTR[1]	SPTR[2]
One Year	(7.44)%	(8.20)%	(8.15)%	18.40%
Five Year	4.12%	4.06%	4.41%	15.22%
Ten Year	(1.43)%	(1.41)%	(0.87)%	13.88%
[1]	MVIS® Indonesia Index (MVIDXTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded companies that are incorporated in or doing substantial business in Indonesia.
[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

11

VANECK VECTORS ISRAEL ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	BLSNTR[1]	SPTR[2]
One Year	28.21%	28.14%	28.16%	18.40%
Five Year	10.50%	10.45%	10.81%	15.22%
Life*	9.33%	9.32%	9.75%	14.43%
*	Commencement of Fund: 6/25/13; First Day of Secondary Market Trading: 6/26/13
[1]	Bluestar Israel Global Index® (BLSNTR) is a rules based, modified capitalization, float adjusted weighted index comprised of equity securities, which may include depositary receipts, of publicly traded companies that are generally considered by the index provider to be Israeli companies.
[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

12

VANECK VECTORS RUSSIA ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVRSXTR[1]	SPTR[2]
One Year	(0.09)%	(1.38)%	(0.76)%	18.40%
Five Year	14.97%	14.60%	15.24%	15.22%
Ten Year	(1.02)%	(1.06)%	(1.01)%	13.88%
[1]	MVIS® Russia Index (MVRSXTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded companies that are incorporated in or doing substantial business in Russia.
[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

13

VANECK VECTORS RUSSIA SMALL-CAP ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVRSXJTR[1]	SPTR[2]
One Year	4.27%	5.23%	5.51%	18.40%
Five Year	17.92%	17.80%	18.72%	15.22%
Life*	(4.52)%	(4.46)%	(4.09)%	13.73%
*	Commencement of Fund: 4/13/11; First Day of Secondary Market Trading: 4/14/11
[1]	MVIS® Russia Small-Cap Index (MVRSXJTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded small-capitalization companies that are incorporated in or doing substantial business in Russia.
[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

14

VANECK VECTORS VIETNAM ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVVNMTR[1]	SPTR[2]
One Year	9.94%	9.72%	10.44%	18.40%
Five Year	4.61%	4.66%	5.33%	15.22%
Ten Year	(2.19)%	(1.84)%	(1.08)%	13.88%
[1]	MVIS® Vietnam Index (MVVNMTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded companies that are incorporated in or doing substantial business in Vietnam.
[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

15

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund may reflect temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Certain indices may take into account withholding taxes. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Africa Index, Brazil Small-Cap Index, Egypt Index, Indonesia Index, Russia Index, Russia Small-Cap Index, and Vietnam Index are published by MV Index Solutions GmbH (MVIS®), which is a wholly owned subsidiary of the Adviser, Van Eck Associates Corporation. The China Index and India Index are published by MarketGrader.com Corp. (MarketGrader). The SME-ChiNext Index is published by the Shenzhen Securities Information Co., Ltd. (Shenzhen Securities), which is a subsidiary of the Shenzhen Stock Exchange. The Israel Index is published by BlueStar Global Investors, LLC (BlueStar).

BlueStar, MarketGrader MVIS, and Shenzhen Securities are “Index Providers.” The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

16

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2020 to December 31, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

17

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* July 1, 2020 – December 31, 2020
Africa Index ETF
Actual	$1,000.00	$1,270.10	0.79%	$4.51
Hypothetical**	$1,000.00	$1,021.17	0.79%	$4.01
Brazil Small-Cap ETF
Actual	$1,000.00	$1,304.30	0.61%	$3.53
Hypothetical**	$1,000.00	$1,022.07	0.61%	$3.10
China Growth Leaders ETF
Actual	$1,000.00	$1,303.00	0.60%	$3.47
Hypothetical**	$1,000.00	$1,022.13	0.60%	$3.05
ChinaAMC SME-ChiNext ETF
Actual	$1,000.00	$1,359.40	0.65%	$3.85
Hypothetical**	$1,000.00	$1,021.87	0.65%	$3.30
Egypt Index ETF
Actual	$1,000.00	$1,093.80	1.00%	$5.26
Hypothetical**	$1,000.00	$1,020.11	1.00%	$5.08
India Growth Leaders ETF
Actual	$1,000.00	$1,361.60	1.20%	$7.12
Hypothetical**	$1,000.00	$1,019.10	1.20%	$6.09
Indonesia Index ETF
Actual	$1,000.00	$1,248.80	0.57%	$3.22
Hypothetical**	$1,000.00	$1,022.27	0.57%	$2.90
Israel ETF
Actual	$1,000.00	$1,364.40	0.60%	$3.57
Hypothetical**	$1,000.00	$1,022.12	0.60%	$3.05
Russia ETF
Actual	$1,000.00	$1,182.50	0.56%	$3.07
Hypothetical**	$1,000.00	$1,022.32	0.56%	$2.85
Russia Small-Cap ETF
Actual	$1,000.00	$1,211.80	0.76%	$4.23
Hypothetical**	$1,000.00	$1,021.32	0.76%	$3.86
Vietnam ETF
Actual	$1,000.00	$1,304.30	0.56%	$3.24
Hypothetical**	$1,000.00	$1,022.32	0.56%	$2.85

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended December 31, 2020) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
18

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value
COMMON STOCKS: 100.1%
Burkina Faso: 1.9%
277,917	IAMGOLD Corp. (USD) *	$1,019,955
Canada: 6.0%
21,713	B2Gold Corp. (USD)	121,593
45,574	Barrick Gold Corp. (USD)	1,038,176
372,811	Ivanhoe Mines Ltd. * †	2,007,444
		3,167,213
China / Hong Kong: 2.1%
1,665,000	China Molybdenum Co. Ltd. #	1,089,208
Egypt: 4.7%
313,434	Centamin Plc (GBP) #	530,344
518,515	Commercial International Bank Egypt SAE Reg S (GDR) #	1,945,018
		2,475,362
Germany: 4.3%
55,345	Jumia Technologies AG (ADR) *	2,233,171
India: 1.3%
22,187	MakeMyTrip Ltd. (USD) * †	655,182
Indonesia: 0.8%
3,655,100	Golden Agri-Resources Ltd. (SGD) #	439,671
Ivory Coast: 2.4%
54,292	Endeavour Mining Corp. (CAD) *	1,262,268
Kenya: 8.9%
3,653,400	Equity Group Holdings Plc * #	1,223,864
11,019,500	Safaricom Plc #	3,455,990
		4,679,854
Morocco: 11.2%
53,218	Attijariwafa Bank	2,529,665
50,343	Bank of Africa	881,723
58,364	Banque Centrale Populaire	1,636,708
35,529	Cosumar #	838,425
		5,886,521
Nigeria: 7.0%
28,699,036	Guaranty Trust Bank Plc #	2,122,144
27,247,760	Zenith Bank Ltd. #	1,546,679
		3,668,823
Norway: 0.6%
7,941	Scatec ASA Reg S 144A #	316,700
South Africa: 35.9%
54,246	Absa Group Ltd. #	443,657
5,277	Anglo American Platinum Ltd. #	519,487
68,441	Anglo American Plc (GBP) #	2,259,163
20,523	Aspen Pharmacare Holdings Ltd. * #	175,559
20,077	AVI Ltd. #	100,239
16,821	Bid Corp. Ltd. #	302,410
19,419	Bidvest Group Ltd. #	208,014
2,099	Capitec Bank Holdings Ltd. † #	205,360
15,052	Clicks Group Ltd.	258,918
20,568	Coronation Fund Managers Ltd. #	60,418
32,239	Discovery Ltd. #	337,178
13,027	Exxaro Resources Ltd. #	123,657
257,076	FirstRand Ltd. #	896,139
Number of Shares		Value
South Africa: (continued)
64,914	Fortress REIT Ltd.	$60,323
12,309	Foschini Group Ltd. * † #	86,070
52,703	Gold Fields Ltd. (USD)	488,557
225,461	Growthpoint Properties Ltd. #	193,220
34,422	Harmony Gold Mining Co. Ltd. (ADR) *	161,095
47,320	Impala Platinum Holdings Ltd. #	651,595
45,143	Investec Plc (GBP) #	115,968
4,735	Kumba Iron Ore Ltd. #	201,511
81,204	Life Healthcare Group Holdings Ltd. * #	92,746
64,743	Momentum Metropolitan Holdings	69,465
15,922	Mr Price Group Ltd. #	184,855
101,018	MTN Group Ltd. † #	417,096
4,763,560	MTN Nigeria Communications Plc #	1,844,288
23,342	MultiChoice Group Ltd. #	213,164
19,368	Naspers Ltd. #	3,967,762
20,839	Nedbank Group Ltd. #	184,108
73,418	Netcare Ltd.	62,478
16,310	Northam Platinum Ltd. * #	233,417
256,503	Old Mutual Ltd. † #	208,254
24,320	Pick n Pay Stores Ltd. #	83,028
52,983	Rand Merchant Investment Holdings Ltd.	115,606
36,610	Remgro Ltd. #	240,594
23,180	Resilient REIT Ltd. † #	66,972
144,424	Sanlam Ltd. #	576,694
37,985	Sasol Ltd. (ADR) *	336,547
34,771	Shoprite Holdings Ltd. #	330,826
33,513	Sibanye Stillwater Ltd. (ADR) *	532,522
10,326	Spar Group Ltd. #	133,022
93,851	Standard Bank Group Ltd. #	813,185
9,191	Tiger Brands Ltd. #	130,708
49,016	Woolworths Holdings Ltd. #	132,033
		18,817,908
Switzerland: 1.9%
26,138	Mediclinic International Plc (GBP) * #	100,944
262,799	Nestle Nigeria Plc #	901,289
		1,002,233
Tanzania: 1.1%
26,314	AngloGold Ashanti Ltd. (ADR)	595,223
United Arab Emirates: 4.9%
156,556	Maroc Telecom #	2,544,425
United Kingdom: 1.9%
495,800	East African Breweries Ltd.	700,340
31,749	Vodacom Group Ltd. (ZAR)#	268,268
		968,608
United States: 0.4%
2,600	Royal Caribbean Cruises Ltd.	194,194
Zambia: 2.8%
81,751	First Quantum Minerals Ltd. (CAD)	1,466,256
Zimbabwe: 0.0%
32,900	Cassava Smartech Zimbabwe Ltd. * #	1,796
15,980	Delta Corp. Ltd. #	3,063
		4,859
Total Common Stocks (Cost: $42,362,204)		52,487,634

See Notes to Financial Statements

19

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Number of Shares		Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5% (Cost: $283,655)
Money Market Fund: 0.5%
283,655	State Street Navigator Securities Lending Government Money Market Portfolio	$283,655
Total Investments: 100.6% (Cost: $42,645,859)		52,771,289
Liabilities in excess of other assets: (0.6)%		(339,654)
NET ASSETS: 100.0%		$52,431,635

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,969,822.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $34,060,225 which represents 65.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $316,700, or 0.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	16.7%	$8,743,231
Consumer Discretionary	14.2	7,453,267
Consumer Staples	8.0	4,221,939
Energy	0.2	123,657
Financials	30.8	16,154,223
Health Care	0.8	431,727
Industrials	0.4	208,014
Materials	27.7	14,514,361
Real Estate	0.6	320,515
Utilities	0.6	316,700
	100.0%	$52,487,634

See Notes to Financial Statements

20

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Burkina Faso	$1,019,955	$—	$—	$1,019,955
Canada	3,167,213	—	—	3,167,213
China / Hong Kong	—	1,089,208	—	1,089,208
Egypt	—	2,475,362	—	2,475,362
Germany	2,233,171	—	—	2,233,171
India	655,182	—	—	655,182
Indonesia	—	439,671	—	439,671
Ivory Coast	1,262,268	—	—	1,262,268
Kenya	—	4,679,854	—	4,679,854
Morocco	5,048,096	838,425	—	5,886,521
Nigeria	—	3,668,823	—	3,668,823
Norway	—	316,700	—	316,700
South Africa	2,085,511	16,732,397	—	18,817,908
Switzerland	—	1,002,233	—	1,002,233
Tanzania	595,223	—	—	595,223
United Arab Emirates	—	2,544,425	—	2,544,425
United Kingdom	700,340	268,268	—	968,608
United States	194,194	—	—	194,194
Zambia	1,466,256	—	—	1,466,256
Zimbabwe	—	4,859	—	4,859
Money Market Fund	283,655	—	—	283,655
Total	$18,711,064	$34,060,225	$—	$52,771,289

See Notes to Financial Statements

21

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 91.6%
Automobiles & Components: 0.8%
40,000	Mahle-Metal Leve SA Industria e Comercio #	$162,083
68,950	Tupy SA #	279,242
		441,325
Capital Goods: 2.4%
152,114	Embraer SA (ADR) †	1,035,896
95,902	Iochpe Maxion SA #	287,185
		1,323,081
Commercial & Professional Services: 0.4%
38,800	Ambipar Participacoes e Empreendimentos SA * #	197,572
Consumer Durables & Apparel: 13.4%
47,350	Arezzo Industria e Comercio SA #	623,091
107,900	Cia Hering SA #	357,680
61,850	Construtora Tenda SA #	360,671
295,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes #	1,683,469
84,600	Direcional Engenharia SA #	213,853
143,350	Even Construtora e Incorporadora SA #	333,587
158,152	EZ Tec Empreendimentos e Participacoes SA #	1,313,769
215,800	Grendene SA #	348,930
268,050	Grupo de Moda Soma SA * #	686,129
235,600	MRV Engenharia e Participacoes SA #	862,715
95,850	Vivara Participacoes SA #	542,744
		7,326,638
Consumer Services: 4.2%
99,282	Arcos Dorados Holdings, Inc. (USD) *	499,388
146,050	BK Brasil Operacao e Assessoria #	306,556
156,376	CVC Brasil Operadora e Agencia de Viagens SA #	619,222
66,000	GAEC Educacao SA #	457,852
57,575	Ser Educacional SA Reg S 144A #	173,622
16,037	Vasta Platform Ltd. (USD) * †	232,537
		2,289,177
Energy: 3.1%
82,900	Enauta Participacoes SA #	188,548
20,500	Modec, Inc. † #	372,771
82,750	Petro Rio SA * #	1,111,697
		1,673,016
Food, Beverage & Tobacco: 4.3%
52,694	Adecoagro SA (USD) *	358,319
73,150	Camil Alimentos SA #	155,674
279,500	Minerva SA #	547,370
169,400	Sao Martinho SA #	895,199
75,300	SLC Agricola SA #	398,398
		2,354,960
Health Care Equipment & Services: 6.9%
257,450	Fleury SA #	1,343,454
47,700	Instituto Hermes Pardini SA #	208,166
248,650	Odontoprev SA #	697,417
224,550	Qualicorp SA #	1,520,311
		3,769,348
Number of Shares		Value

Insurance: 2.8%
896,800	IRB Brasil Resseguros SA #	$1,411,885
68,200	Wiz Solucoes e Corretagem de Seguros SA #	105,775
		1,517,660
Materials: 6.7%
266,275	Duratex SA #	985,223
46,972	ERO Copper Corp. (CAD) *	753,530
282,739	Largo Resources Ltd. (CAD) * †	306,528
33,692	RHI Magnesita NV (GBP) #	1,614,719
		3,660,000
Media & Entertainment: 0.5%
60,700	Smiles Fidelidade SA #	275,931
Real Estate: 8.4%
146,538	Aliansce Sonae Shopping Centers SA * #	826,408
717,500	BR Malls Participacoes SA #	1,372,695
214,750	BR Properties SA #	410,322
24,937	FII BTG Pactual Corporate Office Fund #	426,014
90,050	Iguatemi Empresa de Shopping Centers SA #	646,634
41,100	Jereissati Participacoes SA #	208,250
271,750	JHSF Participacoes SA #	410,079
45,700	Log Commercial Properties e Participacoes #	302,771
		4,603,173
Retailing: 1.5%
60,900	C&A Modas Ltda #	150,953
95,650	Grupo SBF SA * #	546,659
111,550	Marisa Lojas SA * #	146,582
		844,194
Semiconductors & Semiconductor Equipment: 0.7%
9,652	SMART Global Holdings, Inc. (USD) *	363,205
Software & Services: 3.7%
110,328	Linx SA (ADR) †	783,329
64,200	Locaweb Servicos de Internet SA Reg S 144A * #	998,742
416,776	Sonda SA #	256,400
		2,038,471
Technology Hardware & Equipment: 0.3%
9,767	Ituran Location and Control Ltd. (USD)	186,061
Telecommunication Services: 4.0%
1,073,205	Oi SA (ADR) * †	2,178,606
Transportation: 13.2%
99,514	Azul SA (ADR) * †	2,270,910
317,450	Cia de Locacao das Americas #	1,792,440
96,400	Cosan Logistica SA #	343,315
180,190	EcoRodovias Infraestrutura e Logistica SA * #	466,058
71,628	Gol Linhas Aereas Inteligentes SA (ADR) * †	703,387
139,950	Movida Participacoes SA #	556,603
627,950	Santos Brasil Participacoes SA #	636,151
64,350	Simpar SA #	440,570
		7,209,434

See Notes to Financial Statements

22

Number of Shares		Value

Utilities: 14.3%
215,840	AES Tiete Energia SA #	$685,913
179,787	Alupar Investimento SA #	938,895
197,738	Cia de Saneamento de Minas Gerais SA #	626,951
314,400	Cia de Saneamento do Parana #	1,581,136
180,200	Light SA #	853,852
106,000	Omega Geracao SA * #	826,851
358,300	Transmissora Alianca de Energia Eletrica SA #	2,304,335
		7,817,933
Total Common Stocks (Cost: $42,702,576)		50,069,785
PREFERRED STOCKS: 8.2%
Banks: 0.7%
80,364	Banco ABC Brasil SA, 3.04% #	243,451
105,600	Banco BMG SA Reg S 144A, 2.87% #	126,703
		370,154
Capital Goods: 1.6%
491,059	Marcopolo SA, 2.23% #	271,995
188,350	Randon Implementos e Participacoes SA, 1.50% #	585,976
		857,971
Financials: 1.0%
200,100	Banco do Estado do Rio Grande do Sul SA, 4.08% #	564,426
Number of Shares		Value

Materials: 3.3%
638,500	Metalurgica Gerdau SA, 1.54% #	$1,380,438
43,477	Unipar Carbocloro SA, 1.89% #	429,617
		1,810,055
Utilities: 1.6%
155,800	Cia Energetica de Sao Paulo, 3.60% #	872,254
Total Preferred Stocks (Cost: $2,625,346)		4,474,860
WARRANTS: 0.1% (Cost: $0)
Consumer Services: 0.1%
32,726	CVC Brasil Operadora e Agencia de Viagens SA (BRL 12.84, expiring 01/29/21) *	60,485
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $45,327,922)		54,605,130
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.0% (Cost: $3,283,495)
Money Market Fund: 6.0%
3,283,495	State Street Navigator Securities Lending Government Money Market Portfolio	3,283,495
Total Investments: 105.9% (Cost: $48,611,417)		57,888,625
Liabilities in excess of other assets: (5.9)%		(3,226,734)
NET ASSETS: 100.0%		$54,661,891

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,062,877.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $44,872,949 which represents 82.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,299,067, or 2.4% of net assets.

See Notes to Financial Statements

23

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	4.5%	$2,454,537
Consumer Discretionary	20.1	10,961,819
Consumer Staples	4.3	2,354,960
Energy	3.1	1,673,016
Financials	5.3	2,878,254
Health Care	6.9	3,769,348
Industrials	17.6	9,588,058
Information Technology	4.7	2,587,737
Materials	10.0	5,470,055
Real Estate	7.6	4,177,159
Utilities	15.9	8,690,187
	100.0%	$54,605,130

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$441,325	$—	$441,325
Capital Goods	1,035,896	287,185	—	1,323,081
Commercial & Professional Services	—	197,572	—	197,572
Consumer Durables & Apparel	—	7,326,638	—	7,326,638
Consumer Services	731,925	1,557,252	—	2,289,177
Energy	—	1,673,016	—	1,673,016
Food, Beverage & Tobacco	358,319	1,996,641	—	2,354,960
Health Care Equipment & Services	—	3,769,348	—	3,769,348
Insurance	—	1,517,660	—	1,517,660
Materials	1,060,058	2,599,942	—	3,660,000
Media & Entertainment	—	275,931	—	275,931
Real Estate	—	4,603,173	—	4,603,173
Retailing	—	844,194	—	844,194
Semiconductors & Semiconductor Equipment	363,205	—	—	363,205
Software & Services	783,329	1,255,142	—	2,038,471
Technology Hardware & Equipment	186,061	—	—	186,061
Telecommunication Services	2,178,606	—	—	2,178,606
Transportation	2,974,297	4,235,137	—	7,209,434
Utilities	—	7,817,933	—	7,817,933
Preferred Stocks*	—	4,474,860	—	4,474,860
Warrants*	60,485	—	—	60,485
Money Market Fund	3,283,495	—	—	3,283,495
Total	$13,015,676	$44,872,949	$—	$57,888,625

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

24

VANECK VECTORS CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 99.6%
Automobiles & Components: 0.4%
5,978	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. #	$184,754
Capital Goods: 6.6%
25,400	Anhui Heli Co. Ltd. #	55,603
15,300	Beijing Aerospace Changfeng Co. Ltd. #	35,914
9,100	Guangdong Kinlong Hardware Products Co. Ltd. #	201,876
8,700	Hangzhou Boiler Group Co. Ltd. #	12,338
28,000	Harbin Boshi Automation Co. Ltd. #	52,300
18,716	Jiangsu Hengli Hydraulic Co. Ltd. #	325,968
8,900	Jinlei Technology Co. Ltd. #	45,602
6,700	Nanxing Machinery Co. Ltd. #	16,030
6,300	Neway Valve Suzhou Co. Ltd. #	12,125
19,200	Ningbo Donly Co. Ltd. #	17,798
16,400	Ningbo Orient Wires & Cables Co. Ltd. #	63,062
17,500	Ocean’s King Lighting Science & Technology Co. Ltd. #	19,959
13,400	Qingdao Tianneng Heavy Industries Co. Ltd. #	33,088
6,300	Riyue Heavy Industry Co. Ltd. #	29,399
282,000	Sany Heavy Industry Co. Ltd. #	1,521,565
5,200	SEC Electric Machinery Co. Ltd. #	9,898
17,400	Shanghai Chuangli Group Co. Ltd. #	17,269
11,200	Shanghai Hanbell Precise Machinery Co. Ltd. #	25,994
9,900	Shanghai Huaming Intelligent Terminal Equipment Co. Ltd. #	30,720
31,300	Shanghai Liangxin Electrical Co. Ltd.	147,619
31,000	Shanghai Taisheng Wind Power Equipment Co. Ltd. #	36,348
24,000	Shanghai Tongji Science & Technology Industrial Co. Ltd. #	30,504
12,200	Shenzhen FRD Science & Technology Co. Ltd. #	37,904
28,500	Sieyuan Electric Co. Ltd. #	88,167
33,326	Yantai Eddie Precision Machinery Co. Ltd. #	354,259
9,502	Zhejiang Dingli Machinery Co. Ltd. #	148,294
15,200	Zhejiang Jianfeng Group Co. Ltd. #	32,749
		3,402,352
Commercial & Professional Services: 1.5%
23,250	A-Living Services Co. Ltd. Reg S 144A #	103,178
3,000	Binjiang Service Group Co. Ltd. Reg S #	5,546
72,000	Country Garden Services Holdings Co. Ltd. #	487,033
40,000	Ever Sunshine Lifestyle Services Group Ltd. Reg S #	87,831
12,000	S-Enjoy Service Group Co. Ltd. #	27,497
16,956	Zhejiang Weiming Environment Protection Co. Ltd. #	49,413
		760,498
Consumer Durables & Apparel: 0.8%
15,000	Biem.l.fdlkk Garment Co. Ltd. #	37,556
14,000	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. #	91,132
Number of Shares		Value

Consumer Durables & Apparel: (continued)
7,100	Healthcare Co. Ltd. * #	$35,473
5,900	Ningbo Peacebird Fashion Co. Ltd. #	27,260
10,800	Shanghai Yaoji Technology Co. Ltd. #	40,788
28,100	Suzhou TA&A Ultra Clean Technology Co. Ltd. #	106,601
26,900	Xinlong Holding Group Co. Ltd. * #	33,273
23,500	Zhejiang Meida Industrial Co. Ltd. #	57,717
		429,800
Consumer Services: 0.0%
24,000	China Kepei Education Group Ltd. Reg S #	16,728
Diversified Financials: 0.1%
5,626	360 DigiTech, Inc. (ADR) *	66,331
Energy: 0.8%
123,100	Shaanxi Coal Industry Co. Ltd. #	177,188
39,000	Yantai Jereh Oilfield Services Group Co. Ltd. #	210,531
21,900	Zhejiang Kingland Pipeline & Technologies Co. Ltd. #	21,396
		409,115
Food, Beverage & Tobacco: 25.5%
24,600	Angel Yeast Co. Ltd. #	193,497
8,300	Chongqing Brewery Co. Ltd. #	152,164
23,800	Chongqing Fuling Zhacai Group Co. Ltd. #	155,225
36,440	Foshan Haitian Flavouring and Food Co. Ltd. #	1,126,332
24,700	Fujian Sunner Development Co. Ltd. #	101,029
13,900	Guangdong Guanghong Holdings Co. Ltd. #	14,528
166,693	Henan Shuanghui Investment & Development Co. Ltd. #	1,205,954
267,216	Inner Mongolia Yili Industrial Group Co. Ltd. #	1,825,363
83,600	Jiangxi Zhengbang Technology Co. Ltd. #	219,487
11,300	Jiugui Liquor Co. Ltd. #	272,591
9,700	Kemen Noodle Manufacturing Co. Ltd. #	26,611
19,300	Liaoning Wellhope Agri-Tech JSC Ltd. #	35,157
36,828	Luzhou Laojiao Co. Ltd. #	1,282,613
65,280	Muyuan Foodstuff Co. Ltd. #	774,959
11,300	Nanning Sugar Industry Co. Ltd. * #	13,381
16,940	Qianhe Condiment and Food Co. Ltd. #	97,542
21,100	Sanquan Food Co. Ltd. #	84,379
16,800	Shandong Xiantan Co. Ltd. #	29,920
48,300	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. #	82,970
17,600	Shanghai Bairun Investment Holding Group Co. Ltd. #	282,935
13,011	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	752,411
59,800	Tech-Bank Food Co. Ltd. * #	134,444
289,791	Wens Foodstuffs Group Co. Ltd. #	814,022
68,330	Wuliangye Yibin Co. Ltd. #	3,071,910
25,000	Yihai International Holding Ltd. #	371,203
		13,120,627

See Notes to Financial Statements

25

VANECK VECTORS CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(continued)

Number of Shares		Value

Health Care Equipment & Services: 4.3%
26,000	AK Medical Holdings Ltd. Reg S 144A #	$45,065
15,300	Andon Health Co. Ltd. * #	21,759
16,950	Beijing Chunlizhengda Medical Instruments Co. Ltd. #	47,738
14,100	Beijing Wandong Medical Technology Co. Ltd. #	21,967
26,100	Blue Sail Medical Co. Ltd. #	84,665
28,800	Dian Diagnostics Group Co. Ltd. #	151,893
24,100	Edan Instruments, Inc. #	67,774
6,300	Guangdong Biolight Meditech Co. Ltd. #	25,148
10,900	Guangzhou Wondfo Biotech Co. Ltd. #	149,956
36,150	Jafron Biomedical Co. Ltd. #	378,067
12,000	Jiang Xi Sanxin Medtec Co. Ltd. #	32,472
37,100	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	161,151
65,770	Lepu Medical Technology Beijing Co. Ltd. #	275,194
3,000	Ningbo David Medical Device Co. Ltd. #	7,573
19,250	Ovctek China, Inc. #	242,948
13,100	Shanghai Kindly Enterprise Development Group Co. Ltd. #	31,640
10,300	Topchoice Medical Corp. * #	438,948
12,280	Well Lead Medical Co. Ltd. #	23,674
		2,207,632
Household & Personal Products: 0.2%
34,600	C&S Paper Co. Ltd. #	111,262
Insurance: 4.2%
983,000	China Life Insurance Co. Ltd. #	2,163,661
Materials: 6.8%
20,100	ABA Chemicals Corp. #	17,968
125,767	Anhui Conch Cement Co. Ltd. #	1,000,762
11,200	Anhui Guangxin Agrochemical Co. Ltd. * #	41,408
45,100	Beijing Lier High-Temperature Materials Co. Ltd. #	31,215
4,500	Chengdu Guibao Science & Technology Co. Ltd. #	11,990
18,200	Chongqing Zaisheng Technology Corp. Ltd. #	38,292
112,570	Citic Pacific Special Steel Group Co. Ltd. #	378,233
19,600	Fujian Green Pine Co. Ltd. #	56,706
31,100	Gansu Qilianshan Cement Group Co. Ltd. #	65,112
16,400	Gansu Shangfeng Cement Co. Ltd. #	49,335
34,700	Guangdong Tapai Group Co. Ltd. #	68,101
3,940	Hailir Pesticides and Chemicals Group Co. Ltd. #	12,383
8,300	Huangshan Novel Co. Ltd. #	12,548
71,600	Huaxin Cement Co. Ltd. #	227,852
16,200	Hunan Haili Chemical Industry Co. Ltd. * #	20,399
34,500	Jiangsu Changbao Steeltube Co. Ltd. #	23,337
10,000	Jiangsu Wujin Stainless Steel Pipe Group Co. Ltd. #	11,744
9,700	Jiangsu Yangnong Chemical Co. Ltd. #	197,260
23,000	Jiangxi Wannianqing Cement Co. Ltd. #	47,153
83,500	Kingfa Sci & Tech Co. Ltd. #	220,645
16,500	Liaoning Fu-An Heavy Industry Co. Ltd. #	29,292
Number of Shares		Value

Materials: (continued)
11,700	Limin Group Co. Ltd. #	$22,923
7,800	Nantong Acetic Acid Chemical Co. Ltd. #	20,075
13,100	Ningxia Building Materials Group Co. Ltd. #	26,770
7,200	Puyang Huicheng Electronic Material Co. Ltd. #	22,509
9,500	Qingdao Gon Technology Co. Ltd. #	45,869
7,900	Shandong Dawn Polymer Co. Ltd. #	31,317
7,900	Shandong Head Co. Ltd. #	41,886
16,900	Shangdong Lubei Chemical Co. Ltd. * #	18,243
32,500	Shenzhen Beauty Star Co. Ltd. #	54,911
128,000	West China Cement Ltd. #	19,009
12,900	Xiamen Jihong Technology Co. Ltd. #	64,163
34,600	Xinjiang Tianshan Cement Co. Ltd. #	80,560
91,660	Yintai Gold Co. Ltd. #	121,699
21,500	Yonggao Co. Ltd. #	21,116
20,800	Zhejiang Double Arrow Rubber Co. Ltd. #	26,711
175,800	Zhejiang Huafeng Spandex Co. Ltd. #	273,199
25,800	Zhejiang JIULI Hi-Tech Metals Co. Ltd. #	43,350
		3,496,045
Media & Entertainment: 10.7%
32,400	Beijing Kunlun Tech Co. Ltd. #	99,595
4,400	Hangzhou Electronic Soul Network Technology Co. Ltd. #	21,336
91,100	NanJi E-Commerce Co. Ltd. #	192,057
24,818	NetEase, Inc. (ADR)	2,376,820
144,400	Ourpalm Co. Ltd. * #	113,654
4,900	Shenzhen Bingchuan Network Co. Ltd. #	18,646
33,800	Tencent Holdings Ltd. #	2,431,598
2,424	WiMi Hologram Cloud, Inc. (ADR) *	13,962
56,400	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	271,369
		5,539,037
Pharmaceuticals, Biotechnology & Life Sciences: 11.6%
6,500	Anhui Sunhere Pharmaceutical Excipients Co. Ltd. #	17,303
33,200	Apeloa Pharmaceutical Co. Ltd. #	119,035
18,600	Changchun High & New Technology Industry Group, Inc. #	1,285,378
66,000	China Medical System Holdings Ltd. #	73,721
52,800	Chongqing Zhifei Biological Products Co. Ltd. #	1,201,360
33,000	Da An Gene Co. Ltd. of Sun Yat-Sen University #	174,483
127,675	Jiangsu Hengrui Medicine Co. Ltd. #	2,189,692
23,400	Jiangxi Fushine Pharmaceutical Co. Ltd. #	51,463
49,516	Joincare Pharmaceutical Group Industry Co. Ltd. #	106,009
14,100	Shandong Wohua Pharmaceutical Co. Ltd. #	17,470
20,900	Shanghai Kehua Bio-Engineering Co. Ltd. #	49,637
30,100	Shijiazhuang Yiling Pharmaceutical Co. Ltd. #	118,401
17,700	Tianjin Ringpu Bio-Technology Co. Ltd. #	51,490

See Notes to Financial Statements

26

Number of Shares		Value

Pharmaceuticals, Biotechnology & Life Sciences: (continued)
3,400	Tibet Cheezheng Tibetan Medicine Co. Ltd. #	$13,561
25,400	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Reg S 144A † #	28,954
56,000	Yifan Pharmaceutical Co. Ltd. #	163,346
57,800	Zhejiang NHU Co. Ltd. #	300,125
		5,961,428
Real Estate: 1.6%
75,000	Central China New Life Ltd. Reg S #	63,842
3,750	Kaisa Prosperity Holdings Ltd. Reg S † #	9,231
71,000	Logan Group Co. Ltd. #	116,290
12,800	Midea Real Estate Holding Ltd. Reg S 144A † #	28,549
74,000	Powerlong Real Estate Holdings Ltd. #	51,156
28,600	Rongan Property Co. Ltd. #	12,773
37,400	Seazen Holdings Co. Ltd. #	200,398
20,200	Shenzhen Changhong Technology Co. Ltd. * #	85,396
11,200	Shenzhen Properties & Resources Development Group Ltd. #	21,004
5,100	Sichuan Languang Justbon Services Group Co. Ltd. Reg S #	23,182
65,700	Tianjin Jinbin Development Co. Ltd. * #	25,170
148,300	Youngor Group Co. Ltd. #	164,259
		801,250
Retailing: 9.4%
8,429	Alibaba Group Holding Ltd. (ADR) *	1,961,681
189,800	Easyhome New Retail Group Co. Ltd. #	245,280
30,159	JD.com, Inc. (ADR) *	2,650,976
		4,857,937
Semiconductors & Semiconductor Equipment: 4.6%
35,900	JA Solar Technology Co. Ltd. * #	225,857
106,383	LONGi Green Energy Technology Co. Ltd. #	1,511,993
202,000	Xinyi Solar Holdings Ltd. #	529,590
27,700	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. #	128,284
		2,395,724
Software & Services: 2.0%
120,000	Chinasoft International Ltd.† #	134,089
16,600	Global Infotech Co. Ltd. #	30,944
41,870	Hundsun Technologies, Inc. #	676,798
18,600	Shanghai Baosight Software Co. Ltd. #	197,751
		1,039,582
Number of Shares		Value

Technology Hardware & Equipment: 8.2%
79,900	Addsino Co. Ltd. #	$338,777
6,300	Beijing Wanji Technology Co. Ltd. #	44,369
32,500	BYD Electronic International Co. Ltd. † #	170,474
14,300	Eoptolink Technology, Inc. Ltd. #	122,395
14,000	Fujian Torch Electron Technology Co. Ltd. #	155,975
13,600	Goldcard Smart Group Co. Ltd. #	26,519
202,005	Luxshare Precision Industry Co. Ltd. #	1,747,623
5,850	Nanhua Instruments Co. Ltd. #	12,084
48,100	Shenzhen Sunway Communication Co. Ltd. #	266,081
34,200	Sunny Optical Technology Group Co. Ltd. #	747,083
5,400	Tangshan Huizhong Instrumentation Co. Ltd. #	11,084
34,700	Wuhan Guide Infrared Co. Ltd. #	223,433
67,200	WUS Printed Circuit Kunshan Co. Ltd. #	194,706
3,400	Wuxi Xinje Electric Co. Ltd. #	47,590
22,800	ZheJiang Dali Technology Co. Ltd.	96,581
		4,204,774
Utilities: 0.3%
52,900	GCL Energy Technology Co. Ltd. * #	50,780
85,800	Guangdong Baolihua New Energy Stock Co. Ltd. #	96,455
18,900	Luenmei Quantum Co. Ltd. #	33,022
		180,257
Total Common Stocks (Cost: $41,167,962)		51,348,794
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $38,384)

Money Market Fund: 0.1%
38,384	State Street Navigator Securities Lending Government Money Market Portfolio	38,384
Total Investments: 99.7% (Cost: $41,206,346)		51,387,178
Other assets less liabilities: 0.3%		130,777
NET ASSETS: 100.0%		$51,517,955

See Notes to Financial Statements

27

VANECK VECTORS CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $169,979.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $44,034,824 which represents 85.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $205,746, or 0.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	10.8%	$5,539,037
Consumer Discretionary	10.7	5,489,219
Consumer Staples	25.8	13,231,889
Energy	0.8	409,115
Financials	4.3	2,229,992
Health Care	15.9	8,169,060
Industrials	8.1	4,162,850
Information Technology	14.9	7,640,080
Materials	6.8	3,496,045
Real Estate	1.6	801,250
Utilities	0.3	180,257
	100.0%	$51,348,794

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$184,754	$—	$184,754
Capital Goods	147,619	3,254,733	—	3,402,352
Commercial & Professional Services	—	760,498	—	760,498
Consumer Durables & Apparel	—	429,800	—	429,800
Consumer Services	—	16,728	—	16,728
Diversified Financials	66,331	—	—	66,331
Energy	—	409,115	—	409,115
Food, Beverage & Tobacco	—	13,120,627	—	13,120,627
Health Care Equipment & Services	—	2,207,632	—	2,207,632
Household & Personal Products	—	111,262	—	111,262
Insurance	—	2,163,661	—	2,163,661
Materials	—	3,496,045	—	3,496,045
Media & Entertainment	2,390,782	3,148,255	—	5,539,037
Pharmaceuticals, Biotechnology & Life Sciences	—	5,961,428	—	5,961,428
Real Estate	—	801,250	—	801,250
Retailing	4,612,657	245,280	—	4,857,937
Semiconductors & Semiconductor Equipment	—	2,395,724	—	2,395,724
Software & Services	—	1,039,582	—	1,039,582
Technology Hardware & Equipment	96,581	4,108,193	—	4,204,774
Utilities	—	180,257	—	180,257
Money Market Fund	38,384	—	—	38,384
Total	$7,352,354	$44,034,824	$—	$51,387,178

See Notes to Financial Statements

28

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 100.0%

Automobiles & Components: 3.2%
52,122	Byd Co. Ltd. #	$1,562,874
Banks: 2.3%
210,832	Bank of Ningbo Co. Ltd. #	1,147,407
Capital Goods: 13.8%
127,600	AVIC Electromechanical Systems Co. Ltd. #	225,110
64,600	Contemporary Amperex Technology Co. Ltd. #	3,500,209
69,496	Eve Energy Co. Ltd. #	873,079
53,970	Han’s Laser Technology Co. Ltd. #	355,701
70,490	Shenzhen Inovance Technology Co. Ltd. #	1,013,359
158,230	Xinjiang Goldwind Science and Technology Co. Ltd. #	347,744
114,024	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	432,852
		6,748,054
Consumer Durables & Apparel: 1.1%
29,480	Hangzhou Robam Appliances Co. Ltd. #	185,193
103,576	NavInfo Co. Ltd. #	227,850
10,123	Zhejiang Supor Co. Ltd. #	121,674
		534,717
Consumer Services: 1.1%
47,100	Offcn Education Technology Co. Ltd. #	254,942
94,221	Songcheng Performance Development Co. Ltd. #	257,193
		512,135
Diversified Financials: 6.4%
59,300	China Great Wall Securities Co. Ltd. #	117,436
424,298	East Money Information Co. Ltd. #	2,023,720
181,380	First Capital Securities Co. Ltd. #	277,646
137,943	Guoyuan Securities Co. Ltd. #	289,588
13,000	Hithink RoyalFlush Information Network Co. Ltd. #	248,455
116,254	Western Securities Co. Ltd. #	181,530
		3,138,375
Food, Beverage & Tobacco: 10.1%
187,100	Beijing Dabeinong Technology Group Co. Ltd. #	278,275
35,300	Fujian Sunner Development Co. Ltd. #	144,386
46,000	Guangdong Haid Group Co. Ltd. #	463,846
308,260	Guangdong Wens Foodstuffs Group Co. Ltd. #	865,768
35,938	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	1,306,298
85,600	Jiangxi Zhengbang Technology Co. Ltd. #	224,738
106,400	Muyuan Foodstuff Co. Ltd. #	1,263,107
23,900	Yihai Kerry Arawana Holdings Co. Ltd. *	398,490
		4,944,908
Number of Shares		Value

Health Care Equipment & Services: 8.8%
111,211	Aier Eye Hospital Group Co. Ltd. #	$1,282,780
25,000	Jafron Biomedical Co. Ltd. #	261,458
38,520	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	167,319
73,813	Lepu Medical Technology Beijing Co. Ltd. #	308,848
164,116	Meinian Onehealth Healthcare Holdings Co. Ltd. * #	286,589
26,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. #	1,715,686
107,966	Winning Health Technology Group Co. Ltd. #	291,142
		4,313,822
Household & Personal Products: 0.4%
47,800	By-health Co. Ltd. #	177,865
Materials: 5.4%
103,303	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	617,375
47,400	Jiangxi Ganfeng Lithium Co. Ltd. #	739,462
72,300	Lomon Billions Group Co. Ltd. #	342,471
103,000	Rongsheng Petrochemical Co. Ltd. #	438,510
22,900	Yunnan Energy New Material Co. Ltd. #	500,287
		2,638,105
Media & Entertainment: 5.9%
66,742	Beijing Enlight Media Co. Ltd. #	124,209
666,484	Focus Media Information Technology Co. Ltd. #	1,013,740
44,180	Giant Network Group Co. Ltd. #	118,588
42,570	Mango Excellent Media Co. Ltd. #	475,561
110,200	NanJi E-Commerce Co. Ltd. #	232,323
77,250	Perfect World Co. Ltd. #	351,062
71,900	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	345,948
223,260	Zhejiang Century Huatong Group Co. Ltd. * #	244,643
		2,906,074
Pharmaceuticals, Biotechnology & Life Sciences: 10.6%
8,600	Asymchem Laboratories Tianjin Co. Ltd. #	396,270
14,800	Betta Pharmaceuticals Co. Ltd. #	244,480
11,500	BGI Genomics Co. Ltd. #	227,347
21,400	Chengdu Kanghong Pharmaceutical Group Co. Ltd. #	158,664
38,846	Chongqing Zhifei Biological Products Co. Ltd. #	883,864
32,600	Hangzhou Tigermed Consulting Co. Ltd. #	810,310
64,937	Hualan Biological Engineering, Inc. #	422,630
13,100	Pharmaron Beijing Co. Ltd. #	243,054
154,263	Shanghai RAAS Blood Products Co. Ltd. #	175,681
18,900	Shenzhen Kangtai Biological Products Co. Ltd. #	507,530
57,898	Sichuan Kelun Pharmaceutical Co. Ltd. #	173,265
99,200	Walvax Biotechnology Co. Ltd. #	588,015
71,770	Zhejiang NHU Co. Ltd. #	372,664
		5,203,774

See Notes to Financial Statements

29

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

(continued)

Number of Shares		Value

Real Estate: 0.2%
114,100	RiseSun Real Estate Development Co. Ltd. #	$114,798
Retailing: 0.5%
217,538	Suning Commerce Group Co. Ltd. #	258,500
Semiconductors & Semiconductor Equipment: 3.0%
7,600	Ingenic Semiconductor Co. Ltd. * #	107,121
14,000	NAURA Technology Group Co. Ltd. #	389,604
5,800	SG Micro Corp. #	235,665
113,220	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	444,875
136,600	Tianshui Huatian Technology Co. Ltd. #	286,686
		1,463,951
Software & Services: 5.1%
108,550	Anhui USTC iFlytek Co. Ltd. #	683,632
20,290	Beijing Shiji Information Technology Co. Ltd. #	97,290
69,500	Beijing Sinnet Technology Co. Ltd. #	183,947
119,558	DHC Software Co. Ltd. #	152,968
59,575	Glodon Software Co. Ltd. #	722,968
11,800	Sangfor Technologies, Inc. #	450,507
43,515	Venustech Group, Inc. #	195,938
		2,487,250
Technology Hardware & Equipment: 18.5%
32,100	Avary Holding Shenzhen Co. Ltd. #	245,486
34,761	AVIC Jonhon Optronic Technology Co. Ltd. #	419,618
66,700	Chaozhou Three-Circle Group Co. Ltd. #	383,055
137,916	GoerTek, Inc. #	793,424
126,400	Guangdong LY Intelligent Manufacturing Co. Ltd. #	233,697
Number of Shares		Value

Technology Hardware & Equipment: (continued)
21,300	Guangzhou Shiyuan Electronic Technology Co. Ltd. #	$377,490
85,368	Lens Technology Co. Ltd. #	401,957
274,482	Luxshare Precision Industry Co. Ltd. #	2,374,649
6,160	Maxscend Microelectronics Co. Ltd. #	541,574
126,162	OFILM Group Co. Ltd. #	256,023
10,220	Shennan Circuits Co. Ltd. #	170,295
51,601	Shenzhen Sunway Communication Co. Ltd. #	285,448
75,000	Suzhou Dongshan Precision Manufacturing Co. Ltd. #	300,298
27,200	Unigroup Guoxin Microelectronics Co. Ltd. #	560,084
35,000	Wuhan Guide Infrared Co. Ltd. #	225,365
75,400	WUS Printed Circuit Kunshan Co. Ltd. #	218,465
37,000	Wuxi Lead Intelligent Equipment Co. Ltd. #	478,780
16,600	Yealink Network Technology Corp. Ltd. #	187,091
107,405	Zhejiang Dahua Technology Co. Ltd. #	328,996
31,500	Zhongji Innolight Co. Ltd. #	246,944
		9,028,739
Transportation: 3.2%
101,700	SF Holding Co. Ltd. #	1,381,353
74,024	Yunda Holding Co. Ltd. #	179,171
		1,560,524
Utilities: 0.4%
421,900	CGN Power Co. Ltd. #	183,138
Total Common Stocks (Cost: $25,110,945)		48,925,010
Other assets less liabilities: 0.0%		24,008
NET ASSETS: 100.0%		$48,949,018

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $48,526,520 which represents 99.1% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.9%	$2,906,074
Consumer Discretionary	5.9	2,868,226
Consumer Staples	10.5	5,122,773
Financials	8.8	4,285,782
Health Care	19.4	9,517,596
Industrials	17.0	8,308,578
Information Technology	26.5	12,979,940
Materials	5.4	2,638,105
Real Estate	0.2	114,798
Utilities	0.4	183,138
	100.0%	$48,925,010

See Notes to Financial Statements

30

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$1,562,874	$—	$1,562,874
Banks	—	1,147,407	—	1,147,407
Capital Goods	—	6,748,054	—	6,748,054
Consumer Durables & Apparel	—	534,717	—	534,717
Consumer Services	—	512,135	—	512,135
Diversified Financials	—	3,138,375	—	3,138,375
Food, Beverage & Tobacco	398,490	4,546,418	—	4,944,908
Health Care Equipment & Services	—	4,313,822	—	4,313,822
Household & Personal Products	—	177,865	—	177,865
Materials	—	2,638,105	—	2,638,105
Media & Entertainment	—	2,906,074	—	2,906,074
Pharmaceuticals, Biotechnology & Life Sciences	—	5,203,774	—	5,203,774
Real Estate	—	114,798	—	114,798
Retailing	—	258,500	—	258,500
Semiconductors & Semiconductor Equipment	—	1,463,951	—	1,463,951
Software & Services	—	2,487,250	—	2,487,250
Technology Hardware & Equipment	—	9,028,739	—	9,028,739
Transportation	—	1,560,524	—	1,560,524
Utilities	—	183,138	—	183,138
Total	$398,490	$48,526,520	$—	$48,925,010

See Notes to Financial Statements

31

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 100.1%

Banks: 7.7%
393,839	Commercial International Bank Egypt SAE Reg S (GDR) #	$1,477,342
Capital Goods: 5.9%
1,811,954	El Sewedy Electric Co. #	1,129,326
Consumer Durables & Apparel: 3.1%
1,365,683	Oriental Weavers #	595,560
Consumer Services: 4.5%
940,981	Cairo Investment & Real Estate Development Co. SAE #	875,331
Diversified Financials: 13.4%
2,258,660	CI Capital Holding for Financial Investments * #	573,466
257,595	Egyptian Financial Group-Hermes Holding Co. Reg S (GDR)	409,576
847,743	Egyptian Financial Group-Hermes Holding SAE * #	790,720
1,905,957	Pioneers Holding * #	487,946
3,319,855	Qalaa Holdings SAE * #	304,902
		2,566,610
Food, Beverage & Tobacco: 10.2%
1,684,890	Eastern Co. SAE #	1,395,910
1,507,749	Juhayna Food Industries	568,401
		1,964,311
Health Care Equipment & Services: 8.3%
3,345,709	Cleopatra Hospital *	1,012,433
1,813,499	Ibnsina Pharma SAE #	587,077
		1,599,510
Number of Shares		Value

Materials: 18.8%
1,591,122	Alexandria Mineral Oils Co. * #	$315,978
517,204	Centamin Plc (GBP) #	875,132
1,503,737	Egyptian Kuwaiti Holding Co. (USD) #	1,525,132
780,850	Ezz Steel Co. SAE *	532,646
603,678	Sidi Kerir Petrochemcials Co. #	358,268
		3,607,156
Real Estate: 22.2%
2,418,054	Emaar Misr for Development SAE * #	365,072
1,535,165	Heliopolis Housing #	596,198
3,374,730	Medinet Nasr Housing #	822,205
6,145,392	Palm Hills Developments SAE #	534,195
788,675	Six of October Development & Investment Co. #	745,668
2,874,067	Talaat Moustafa Group #	1,200,554
		4,263,892
Telecommunication Services: 6.0%
9,263,160	Orascom Telecom Media and Technology Holding SAE * #	327,890
1,082,278	Telecom Egypt	820,825
		1,148,715
Total Common Stocks (Cost: $17,717,970)		19,227,753
Liabilities in excess of other assets: (0.1)%		(15,040)
NET ASSETS: 100.0%		$19,212,713

Definitions:

GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $15,883,872 which represents 82.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

32

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.0%	$1,148,715
Consumer Discretionary	7.6	1,470,891
Consumer Staples	10.2	1,964,311
Financials	21.0	4,043,952
Health Care	8.3	1,599,510
Industrials	5.9	1,129,326
Materials	18.8	3,607,156
Real Estate	22.2	4,263,892
	100.0%	$19,227,753

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$1,477,342	$—	$1,477,342
Capital Goods	—	1,129,326	—	1,129,326
Consumer Durables & Apparel	—	595,560	—	595,560
Consumer Services	—	875,331	—	875,331
Diversified Financials	409,576	2,157,034	—	2,566,610
Food, Beverage & Tobacco	568,401	1,395,910	—	1,964,311
Health Care Equipment & Services	1,012,433	587,077	—	1,599,510
Materials	532,646	3,074,510	—	3,607,156
Real Estate	—	4,263,892	—	4,263,892
Telecommunication Services	820,825	327,890	—	1,148,715
Total	$3,343,881	$15,883,872	$—	$19,227,753

See Notes to Financial Statements

33

VANECK VECTORS INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS(a)

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 99.8%

Banks: 11.9%
198,336	HDFC Bank Ltd. #	$3,906,521
120,729	Housing Development Finance Corp. Ltd. #	4,229,853
		8,136,374
Capital Goods: 2.1%
44,919	Amara Raja Batteries Ltd. #	568,922
39,206	Hindustan Aeronautics Ltd. Reg S #	455,068
2,674	IndiaMart InterMesh Ltd. Reg S 144A * #	235,226
10,700	Polycab India Ltd. #	152,240
112,906	Rail Vikas Nigam Ltd. Reg S #	37,131
		1,448,587
Commercial & Professional Services: 0.7%
10,639	L&T Technology Services Ltd. Reg S 144A #	341,171
29,725	RITES Ltd. #	110,674
		451,845
Consumer Services: 0.5%
1,298,085	Chennai Super Kings Cricket Ltd. * # ø¥	344,208
Diversified Financials: 5.2%
38,294	Central Depository Services India Ltd. Reg S #	279,561
32,637	ICICI Securities Ltd. Reg S 144A #	206,836
166,401	Manappuram Finance Ltd. #	377,378
16,280	Multi Commodity Exchange of India Ltd. #	385,831
45,832	Muthoot Finance Ltd. #	759,712
119,359	SBI Cards & Payment Services Ltd. #	1,391,361
34,407	Ujjivan Financial Services Ltd. #	130,029
		3,530,708
Food, Beverage & Tobacco: 13.9%
52,312	Balrampur Chini Mills Ltd. #	123,502
5,846	Bombay Burmah Trading Co. #	103,961
52,371	Britannia Industries Ltd. #	2,568,080
1,144,413	ITC Ltd. #	3,277,404
12,667	Kaveri Seed Co. Ltd. #	90,446
13,045	Nestle India Ltd. #	3,287,676
100	Radico Khaitan Ltd. #	627
31,297	Tata Coffee Ltd. #	44,978
		9,496,674
Health Care Equipment & Services: 1.9%
39,889	Apollo Hospitals Enterprise Ltd. #	1,316,210
Materials: 6.9%
2,113	Alkyl Amines Chemicals #	111,016
1,677	Astec Lifesciences Ltd. #	29,713
6,287	Atul Ltd. #	553,881
4,528	Bayer CropScience Ltd. #	337,341
203,316	Castrol India Ltd. #	342,940
65,948	Chambal Fertilizers & Chemicals Ltd. #	205,943
45,550	Coromandel International Ltd. #	508,462
29,435	Deepak Nitrite Ltd. #	380,468
30,415	EID Parry India Ltd. * #	143,126
9,406	Huhtamaki PPL Ltd. #	40,366
36,195	JK Paper Ltd. #	52,789
14,040	Navin Fluorine International Ltd. #	502,918
Number of Shares		Value

Materials: (continued)
34,654	PI Industries Ltd. #	$1,042,029
32,201	Rallis India Ltd. #	124,223
5,850	Rossari Biotech Ltd. * #	75,431
10,451	Vinati Organics Ltd. #	173,186
53,145	Welspun Corp. Ltd. #	97,149
		4,720,981
Media & Entertainment: 0.2%
16,542	Just Dial Ltd. #	143,607
Pharmaceuticals, Biotechnology & Life Sciences: 21.3%
13,332	Aarti Drugs Ltd. #	128,767
11,359	Ajanta Pharma Ltd. #	254,080
22,496	Alembic Pharmaceuticals Ltd. #	318,047
10,758	Alkem Laboratories Ltd. #	431,189
123,500	Aurobindo Pharma Ltd. #	1,555,195
6,974	Caplin Point Laboratories Ltd. #	48,341
230,555	Cipla Ltd. #	2,589,502
56,854	Divi’s Laboratories Ltd. #	2,990,076
48,081	Dr Reddy’s Laboratories Ltd. #	3,423,242
19,808	FDC Ltd. #	90,113
60,272	Granules India Ltd. #	290,430
8,870	IOL Chemicals and Pharmaceuticals Ltd. #	90,060
27,367	Ipca Laboratories Ltd. #	819,641
15,807	JB Chemicals & Pharmaceuticals Ltd. #	219,792
23,290	Jubilant Life Sciences Ltd. #	269,708
108,725	Laurus Labs Ltd. Reg S 144A #	526,380
3,948	Sanofi India Ltd. #	449,769
33,044	Sequent Scientific Ltd. #	76,571
		14,570,903
Software & Services: 26.7%
50,218	Birlasoft Ltd. #	170,286
5,908	eClerx Services Ltd. #	71,618
263,951	HCL Technologies Ltd. #	3,425,793
17,043	Larsen & Toubro Infotech Ltd. Reg S 144A #	854,751
4,688	Mastek Ltd. #	72,867
16,576	MindTree Ltd. #	377,472
32,962	Mphasis Ltd. #	695,961
5,187	NIIT Technologies Ltd. #	192,505
10,013	Oracle Financial Services Software Ltd. #	440,923
18,764	Persistent Systems Ltd. #	389,986
84,220	Tata Consultancy Services Ltd. #	3,306,910
13,782	Tata Elxsi Ltd. #	347,230
255,624	Tech Mahindra Ltd. #	3,416,540
591,242	Wipro Ltd. #	3,131,770
19,236	WNS Holdings Ltd. (ADR) *	1,385,954
		18,280,566
Technology Hardware & Equipment: 6.0%
898	Honeywell Automation India Ltd. #	456,062
215,910	Infosys Ltd. (ADR)	3,659,674
		4,115,736
Telecommunication Services: 1.6%
348,782	Bharti Infratel Ltd. #	1,100,479

See Notes to Financial Statements

34

Number of Shares		Value

Utilities: 0.9%
27,422	CESC Ltd. #	$230,586
115,255	Gujarat State Petronet Ltd. #	350,030
		580,616
Total Common Stocks (Cost: $49,878,670)		68,237,494
Other assets less liabilities: 0.2%		120,889
NET ASSETS: 100.0%		$68,358,383

Definitions:
ADR	American Depositary Receipt

Footnotes:
(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $63,191,866 which represents 92.4% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $344,208, or 0.5% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,164,364, or 3.2% of net assets.

Restricted securities held by the Fund as of December 31, 2020 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$344,208	0.5%

Summary of Investments by Sector	% of Investments	Value
Communication Services	2.3%	$1,588,294
Consumer Staples	13.9	9,496,674
Financials	17.1	11,667,082
Health Care	23.3	15,887,113
Industrials	2.8	1,900,432
Information Technology	32.8	22,396,302
Materials	6.9	4,720,981
Utilities	0.9	580,616
	100.0%	$68,237,494

See Notes to Financial Statements

35

VANECK VECTORS INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS(a)

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$8,136,374	$—	$8,136,374
Capital Goods	—	1,448,587	—	1,448,587
Commercial & Professional Services	—	451,845	—	451,845
Consumer Services	—	—	344,208	344,208
Diversified Financials	—	3,530,708	—	3,530,708
Food, Beverage & Tobacco	—	9,496,674	—	9,496,674
Health Care Equipment & Services	—	1,316,210	—	1,316,210
Materials	—	4,720,981	—	4,720,981
Media & Entertainment	—	143,607	—	143,607
Pharmaceuticals, Biotechnology & Life Sciences	—	14,570,903	—	14,570,903
Software & Services	1,385,954	16,894,612	—	18,280,566
Technology Hardware & Equipment	3,659,674	456,062	—	4,115,736
Telecommunication Services	—	1,100,479	—	1,100,479
Utilities	—	580,616	—	580,616
Total	$5,045,628	$62,847,658	$344,208	$68,237,494

See Notes to Financial Statements

36

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 100.0%

Automobiles & Components: 6.4%
5,305,300	Astra International Tbk PT #	$2,280,329
Banks: 26.5%
1,242,500	Bank Central Asia Tbk PT #	2,995,083
4,907,902	Bank Mandiri Persero Tbk PT #	2,214,686
3,522,532	Bank Negara Indonesia Persero Tbk PT #	1,551,099
9,163,700	Bank Rakyat Indonesia Tbk PT #	2,724,397
		9,485,265
Diversified Financials: 0.8%
883,250	First Pacific Company Ltd. (HKD) #	283,937
Energy: 9.3%
7,552,200	Adaro Energy Tbk PT #	769,648
2,252,497	Banpu PCL (NVDR) (THB)#	827,574
1,849,700	Tambang Batubara Bukit Asam Tbk PT #	370,522
722,169	United Tractors Tbk PT #	1,368,724
		3,336,468
Food, Beverage & Tobacco: 12.1%
3,407,100	Charoen Pokphand Indonesia Tbk PT #	1,584,521
3,116,600	Golden Agri-Resources Ltd. (SGD) #	374,895
218,100	Gudang Garam Tbk PT * #	636,622
1,046,300	Indofood Cbp Sukses Makmur Tbk PT #	713,341
2,073,100	Indofood Sukses Makmur Tbk PT #	1,011,143
		4,320,522
Health Care Equipment & Services: 1.4%
2,556,397	Mitra Keluarga Karyasehat Tbk PT Reg S #	496,971
Household & Personal Products: 3.9%
2,702,300	Unilever Indonesia Tbk PT #	1,414,397
Materials: 16.4%
12,348,000	Barito Pacific Tbk PT #	967,728
1,010,600	Chandra Asri Petrochemical Tbk PT #	652,739
1,214,200	Indah Kiat Pulp and Paper Corp. Tbk PT #	902,215
851,800	Indocement Tunggal Prakarsa Tbk PT #	878,243
4,963,400	Merdeka Copper Gold Tbk PT #	859,097
588,000	Pabrik Kertas Tjiwi Kimia Tbk PT #	413,033
1,372,500	Semen Gresik Persero Tbk PT #	1,214,889
		5,887,944
Number of Shares		Value

Pharmaceuticals, Biotechnology & Life Sciences: 2.8%
9,518,200	Kalbe Farma Tbk PT #	$1,002,801
Real Estate: 3.2%
4,298,900	Bumi Serpong Damai Tbk PT * #	375,692
4,119,295	Ciputra Development Tbk PT #	289,119
15,065,700	Lippo Karawaci Tbk PT * #	229,770
7,050,000	Pakuwon Jati Tbk PT #	255,940
		1,150,521
Retailing: 3.0%
3,239,400	Ace Hardware Indonesia Tbk PT #	395,930
46,688	Jardine Cycle & Carriage Ltd. (SGD) #	691,652
		1,087,582
Telecommunication Services: 11.6%
11,563,200	Sarana Menara Nusantara Tbk PT #	790,538
108,194	Telkom Indonesia Persero Tbk PT (ADR) †	2,544,723
4,279,600	Tower Bersama Infrastructure Tbk PT #	497,429
1,718,875	XL Axiata Tbk PT #	334,307
		4,166,997
Transportation: 1.0%
1,028,150	Jasa Marga Persero Tbk PT #	338,995
Utilities: 1.6%
4,922,300	Perusahaan Gas Negara Tbk PT #	580,614
Total Common Stocks (Cost: $46,239,312)		35,833,343
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $89,746)
Money Market Fund: 0.2%
89,746	State Street Navigator Securities Lending Government Money Market Portfolio	89,746
Total Investments: 100.2% (Cost: $46,329,058)		35,923,089
Liabilities in excess of other assets: (0.2)%		(74,068)
NET ASSETS: 100.0%		$35,849,021

Definitions:
ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,798,904.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $33,288,620 which represents 92.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

37

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	11.6%	$4,166,997
Consumer Discretionary	9.4	3,367,911
Consumer Staples	16.0	5,734,919
Energy	9.3	3,336,468
Financials	27.3	9,769,202
Health Care	4.2	1,499,772
Industrials	1.0	338,995
Materials	16.4	5,887,944
Real Estate	3.2	1,150,521
Utilities	1.6	580,614
	100.0%	$35,833,343

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$2,280,329	$—	$2,280,329
Banks	—	9,485,265	—	9,485,265
Diversified Financials	—	283,937	—	283,937
Energy	—	3,336,468	—	3,336,468
Food, Beverage & Tobacco	—	4,320,522	—	4,320,522
Health Care Equipment & Services	—	496,971	—	496,971
Household & Personal Products	—	1,414,397	—	1,414,397
Materials	—	5,887,944	—	5,887,944
Pharmaceuticals, Biotechnology & Life Sciences	—	1,002,801	—	1,002,801
Real Estate	—	1,150,521	—	1,150,521
Retailing	—	1,087,582	—	1,087,582
Telecommunication Services	2,544,723	1,622,274	—	4,166,997
Transportation	—	338,995	—	338,995
Utilities	—	580,614	—	580,614
Money Market Fund	89,746	—	—	89,746
Total	$2,634,469	$33,288,620	$—	$35,923,089

See Notes to Financial Statements

38

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 100.1%

Banks: 12.0%
390,004	Bank Hapoalim BM #	$2,680,852
507,734	Bank Leumi Le-Israel BM #	2,999,503
19,497	First International Bank of Israel Ltd. #	518,528
381,610	Israel Discount Bank Ltd. #	1,474,635
56,076	Mizrahi Tefahot Bank Ltd. #	1,301,897
		8,975,415
Capital Goods: 5.3%
8,551	Ashtrom Group Ltd. #	169,359
6,439	Caesarstone Ltd. (USD) †	82,999
9,925	Elbit Systems Ltd. #	1,309,429
3,632	Elco Holdings Ltd. #	184,205
449	Electra Ltd. #	246,107
19,668	Inrom Construction Industries Ltd. #	95,964
13,687	Kornit Digital Ltd. (USD) *	1,219,922
9,355	RADA Electronic Industries Ltd. (USD) *	91,211
35,158	Shapir Engineering and Industry Ltd. #	267,578
55,250	Shikun & Binui Ltd. #	323,374
		3,990,148
Commercial & Professional Services: 0.3%
1,258	Danel Adir Yeoshua Ltd. #	207,817
Consumer Durables & Apparel: 0.5%
3,261	Delta-Galil Industries Ltd. #	82,748
2,837	Electra Consumer Products Ltd. #	98,447
13,894	Maytronics Ltd. #	209,371
		390,566
Consumer Services: 0.6%
77,462	888 Holdings Plc (GBP) #	303,054
1,705	Fattal Holdings Ltd. #	184,609
		487,663
Diversified Financials: 1.5%
21,455	Altshuler Shaham Provident Funds & Pension Ltd. #	112,732
71,230	Isracard Ltd. #	241,182
32,447	Plus500 Ltd. (GBP) #	642,564
29,859	Tel Aviv Stock Exchange Ltd. #	152,476
		1,148,954
Energy: 0.9%
3,013	Delek Group Ltd. #	94,165
24,517	Energean Oil & Gas Plc (GBP) * #	240,931
656,051	Oil Refineries Ltd. #	148,839
1,919	Paz Oil Co. Ltd. #	206,068
		690,003
Food & Staples Retailing: 0.7%
2,500	Rami Levi Chain Stores Hashikma Marketing Ltd. #	175,293
49,011	Shufersal Ltd. #	378,914
		554,207
Food, Beverage & Tobacco: 0.6%
15,682	Strauss Group Ltd. #	470,796
Number of Shares		Value

Health Care Equipment & Services: 5.7%
6,535	Inmode Ltd. (USD) *	$310,282
28,886	Mediterranean Towers Ltd. #	81,635
13,136	Nano-X Imaging Ltd. (USD) * †	599,790
18,802	Novocure Ltd. (USD) *	3,253,498
		4,245,205
Insurance: 3.7%
23,447	Clal Insurance Enterprises Holdings Ltd. * #	368,302
42,801	Harel Insurance Investments & Financial Services Ltd. #	395,510
2,829	IDI Insurance Co. Ltd. #	85,871
9,868	Lemonade, Inc. (USD) *	1,208,830
9,189	Menorah Mivtachim Holdings Ltd. #	172,689
119,455	Migdal Insurance & Financial Holdings Ltd. #	138,461
52,767	Phoenix Holdings Ltd. * #	402,239
		2,771,902
Materials: 2.3%
269,934	Israel Chemicals Ltd. #	1,379,068
1,621	Israel Corp. Ltd. * #	310,293
		1,689,361
Media & Entertainment: 0.1%
17,966	Tremor International Ltd. (GBP) * †	96,270
Pharmaceuticals, Biotechnology & Life Sciences: 6.5%
3,266	89bio, Inc. (USD) *	79,592
10,290	Brainstorm Cell Therapeutics, Inc. (USD) *	46,562
21,457	Compugen Ltd. (USD) * †	259,844
12,100	Kamada Ltd. * #	77,956
7,733	Pluristem Therapeutics, Inc. (USD) * †	54,672
7,984	Redhill Biopharma Ltd. (ADR) * †	64,511
3,283	Taro Pharmaceutical Industries Ltd. (USD) *	241,038
407,548	Teva Pharmaceutical Industries Ltd. * #	3,940,619
4,758	UroGen Pharma Ltd. (USD) * †	85,739
		4,850,533
Real Estate: 6.1%
4,845	Africa Israel Properties Ltd. * #	198,575
15,962	Airport City Ltd. * #	242,582
41,199	Alony Hetz Properties & Investments Ltd. #	577,206
58,930	Amot Investments Ltd. #	330,545
21,980	Azorim Investment Development & Construction Co. Ltd. * #	75,807
14,057	Azrieli Group Ltd. #	894,159
30,450	Bayside Land Corp. #	248,658
2,381	Big Shopping Centers Ltd. #	265,400
1,217	Blue Square Real Estate Ltd. #	78,488
718	Brack Capital Properties NV * #	66,628
18,849	Gazit-Globe Ltd. #	123,436
170,005	Industrial Buildings Corp. #	438,550
34,632	Israel Canada T.R Ltd. #	103,055
405	Isras Investment Co. Ltd. #	85,004
5,965	Mega Or Holdings Ltd. #	182,300
6,389	Melisron Ltd. #	347,627
2,222	Prashkovsky Investments and Construction Ltd. #	60,221

See Notes to Financial Statements

39

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

(continued)

Number of Shares		Value

Real Estate: (continued)
612	Property & Building Corp. #	$60,430
8,357	Summit Real Estate Holdings Ltd. #	124,924
1,668	YH Dimri Construction & Development Ltd. #	77,964
		4,581,559
Retailing: 2.3%
13,081	Delek Automotive Systems Ltd. #	123,044
6,620	Fiverr International Ltd. (USD) *	1,291,562
2,018	Fox Wizel Ltd. #	203,112
1,033	Tadiran Holdings Ltd. #	76,327
		1,694,045
Semiconductors & Semiconductor Equipment: 8.9%
7,581	Camtek Ltd. (USD) *	166,100
6,185	Ceva, Inc. (USD) *	281,417
5,796	DSP Group, Inc. (USD) *	96,156
6,904	Nova Measuring Instruments Ltd. * #	487,809
14,686	SolarEdge Technologies, Inc. (USD) *	4,686,596
37,519	Tower Semiconductor Ltd. (USD) *	968,741
		6,686,819
Software & Services: 36.0%
41,397	Amdocs Ltd. (USD)	2,936,289
39,219	Check Point Software Technologies Ltd. (USD) *	5,212,597
13,828	CyberArk Software Ltd. (USD) *	2,234,467
2,514	Formula Systems Ltd. #	217,527
3,836	Hilan Ltd. #	182,316
22,900	JFrog Ltd. (USD) *	1,438,807
13,942	LivePerson, Inc. (USD) * †	867,611
7,113	Magic Software Enterprises Ltd. (USD)	111,318
9,452	Matrix IT Ltd. #	214,401
21,819	NICE Systems Ltd. * #	6,178,072
786	One Software Technologies Ltd. #	104,122
11,430	Sapiens International Corp. NV (USD)	349,872
8,040	Varonis Systems, Inc. (USD) * †	1,315,424
19,173	Verint Systems, Inc. (USD) *	1,288,042
17,435	Wix.com Ltd. (USD) *	4,358,053
		27,008,918
Number of Shares		Value

Technology Hardware & Equipment: 1.6%
8,470	AudioCodes Ltd. (USD) †	$233,348
76,655	BATM Advanced Communications Ltd. (GBP) * † #	97,262
21,132	Ceragon Networks Ltd. (USD) *	58,747
10,645	Gilat Satellite Networks Ltd. #	69,559
3,620	Ituran Location and Control Ltd. (USD)	68,961
9,367	Powerfleet, Inc. (USD) *	69,597
12,503	Radware Ltd. (USD) *	346,958
12,236	Stratasys Ltd. (USD) * †	253,530
		1,197,962
Telecommunication Services: 1.5%
730,445	Bezeq The Israeli Telecommunication Corp. Ltd. * #	726,702
31,776	Cellcom Israel Ltd. * #	157,246
31,589	Partner Communications Co. Ltd. *	174,336
6,623	Perion Network Ltd. (USD) *	84,311
		1,142,595
Utilities: 3.0%
70,018	Energix-Renewable Energies Ltd. #	320,159
189,796	Enlight Renewable Energy Ltd. * #	396,755
6,644	Kenon Holdings Ltd. #	195,906
21,225	OPC Energy Ltd. #	221,496
12,331	Ormat Technologies, Inc. (USD) †	1,113,243
		2,247,559
Total Common Stocks (Cost: $48,872,983)		75,128,297
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.4% (Cost: $1,102,074)
Money Market Fund: 1.4%
1,102,074	State Street Navigator Securities Lending Government Money Market Portfolio	1,102,074
Total Investments: 101.5% (Cost: $49,975,057)		76,230,371
Liabilities in excess of other assets: (1.5)%		(1,163,162)
NET ASSETS: 100.0%		$75,067,209

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,361,345.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $37,427,454 which represents 49.9% of net assets.

See Notes to Financial Statements

40

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	1.7%	$1,238,865
Consumer Discretionary	3.4	2,572,274
Consumer Staples	1.4	1,025,003
Energy	0.9	690,003
Financials	17.2	12,896,271
Health Care	12.1	9,095,738
Industrials	5.6	4,197,965
Information Technology	46.4	34,893,699
Materials	2.2	1,689,361
Real Estate	6.1	4,581,559
Utilities	3.0	2,247,559
	100.0%	$75,128,297

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$8,975,415	$—	$8,975,415
Capital Goods	1,394,132	2,596,016	—	3,990,148
Commercial & Professional Services	—	207,817	—	207,817
Consumer Durables & Apparel	—	390,566	—	390,566
Consumer Services	—	487,663	—	487,663
Diversified Financials	—	1,148,954	—	1,148,954
Energy	—	690,003	—	690,003
Food & Staples Retailing	—	554,207	—	554,207
Food, Beverage & Tobacco	—	470,796	—	470,796
Health Care Equipment & Services	4,163,570	81,635	—	4,245,205
Insurance	1,208,830	1,563,072	—	2,771,902
Materials	—	1,689,361	—	1,689,361
Media & Entertainment	96,270	—	—	96,270
Pharmaceuticals, Biotechnology & Life Sciences	831,958	4,018,575	—	4,850,533
Real Estate	—	4,581,559	—	4,581,559
Retailing	1,291,562	402,483	—	1,694,045
Semiconductors & Semiconductor Equipment	6,199,010	487,809	—	6,686,819
Software & Services	20,112,480	6,896,438	—	27,008,918
Technology Hardware & Equipment	1,031,141	166,821	—	1,197,962
Telecommunication Services	258,647	883,948	—	1,142,595
Utilities	1,113,243	1,134,316	—	2,247,559
Money Market Fund	1,102,074	—	—	1,102,074
Total	$38,802,917	$37,427,454	$—	$76,230,371

See Notes to Financial Statements

41

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 97.6%

Banks: 11.6%
8,373,366	Sberbank of Russia PJSC (ADR) #	$121,063,943
1,490,670	TCS Group Holding Plc Reg S (GDR) #	49,045,200
19,359,614	VTB Bank PJSC Reg S (GDR) #	18,471,298
		188,580,441
Diversified Financials: 2.2%
16,434,952	Moscow Exchange MICEX-RTS PJSC #	35,509,277
Energy: 35.6%
25,200,633	Gazprom PJSC (ADR) † #	140,698,561
1,650,225	Lukoil PJSC (ADR) #	112,236,745
656,375	Novatek PJSC Reg S (GDR) #	106,889,057
13,520,068	Rosneft Oil Co. PJSC Reg S (GDR) #	76,234,877
11,117,738	Surgutneftegas PJSC (ADR) † #	51,358,446
2,213,528	Tatneft PJSC (ADR) † #	90,142,244
		577,559,930
Food & Staples Retailing: 7.6%
4,208,797	Magnit OJSC Reg S (GDR) #	73,962,233
1,385,944	X5 Retail Group NV Reg S (GDR) #	50,045,228
		124,007,461
Materials: 26.8%
31,170,360	Alrosa PJSC #	41,635,064
6,709,901	Evraz Plc (GBP) #	42,865,171
3,070,866	MMC Norilsk Nickel PJSC (ADR) #	95,714,536
1,566,666	Novolipetskiy Metallurgicheskiy Kombinat PAO Reg S (GDR) #	43,346,885
1,450,936	PhosAgro PJSC Reg S (GDR) #	19,786,986
3,260,559	Polymetal International Plc (GBP) #	75,028,482
733,593	Polyus PJSC Reg S (GDR) #	73,940,036
2,398,375	Severstal PAO Reg S (GDR) #	42,153,143
		434,470,303
Media & Entertainment: 6.8%
1,418,271	Mail.ru Group Ltd. Reg S (GDR) * #	37,169,415
1,045,647	Yandex NV (USD) * †	72,756,118
		109,925,533
Number of Shares		Value

Telecommunication Services: 5.0%
5,472,600	Mobile TeleSystems PJSC (ADR)	$48,979,770
13,077,159	Rostelecom PJSC #	17,151,689
9,621,666	VEON Ltd. (ADR) †	14,528,716
		80,660,175
Utilities: 2.0%
441,849,410	Inter Rao Ues PJSC #	31,856,057
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # ¥	38,322
		31,894,379
Total Common Stocks (Cost: $1,582,508,242)		1,582,607,499
PREFERRED STOCK: 2.3% (Cost: $46,059,374)
Energy: 2.3%
19,347	AK Transneft OAO, 8.26% #	36,860,318

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $1,628,567,616)		1,619,467,817
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $495,767)
Money Market Fund: 0.0%
495,767	State Street Navigator Securities Lending Government Money Market Portfolio	495,767
Total Investments: 99.9% (Cost: $1,629,063,383)		1,619,963,584
Other assets less liabilities: 0.1%		1,220,882
NET ASSETS: 100.0%		$1,621,184,466

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,039,403.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,483,203,213 which represents 91.5% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

42

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	11.8%	$190,585,708
Consumer Staples	7.7	124,007,461
Energy	37.9	614,420,248
Financials	13.8	224,089,718
Materials	26.8	434,470,303
Utilities	2.0	31,894,379
	100.0%	$1,619,467,817

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$188,580,441	$—	$188,580,441
Diversified Financials	—	35,509,277	—	35,509,277
Energy	—	577,559,930	—	577,559,930
Food & Staples Retailing	—	124,007,461	—	124,007,461
Materials	—	434,470,303	—	434,470,303
Media & Entertainment	72,756,118	37,169,415	—	109,925,533
Telecommunication Services	63,508,486	17,151,689	—	80,660,175
Utilities	—	31,856,057	38,322	31,894,379
Preferred Stock*	—	36,860,318	—	36,860,318
Money Market Fund	495,767	—	—	495,767
Total	$136,760,371	$1,483,164,891	$38,322	$1,619,963,584

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

43

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 98.0%

Banks: 6.5%
24,836,600	Credit Bank of Moscow PJSC * #	$2,066,272
Commercial & Professional Services: 10.1%
53,144	HeadHunter Group Plc (ADR) †	1,607,606
14,872,500	Novorossiysk Commercial Sea Port PJSC #	1,631,861
		3,239,467
Diversified Financials: 6.7%
49,913	Safmar Financial Investment * #	333,364
126,328	VNV Global AB (SEK) * #	1,801,771
		2,135,135
Energy: 1.4%
545,856	TMK PJSC #	452,634
Food & Staples Retailing: 4.6%
412,556	Lenta Plc (GDR) * #	1,467,242
Materials: 13.3%
2,503,697	Eurasia Mining Plc (GBP) †	1,155,069
812,073	Mechel PJSC * #	871,555
3,460,394	Petropavlovsk Plc (GBP) * #	1,534,358
333,035	Raspadskaya OJSC #	701,310
		4,262,292
Real Estate: 10.3%
827,155	Etalon Group Plc Reg S (GDR) #	1,430,089
158,887	LSR Group PJSC #	1,867,378
		3,297,467
Retailing: 10.0%
1,314,668	Detsky Mir PJSC Reg S 144A #	2,412,138
80,368	M.Video PJSC #	773,912
		3,186,050
Software & Services: 3.4%
104,880	QIWI Plc (ADR) †	1,080,264
Number of Shares		Value

Telecommunication Services: 7.7%
328,652	Sistema PJSFC Reg S (GDR) #	$2,457,636
Transportation: 11.3%
2,271,272	Aeroflot PJSC * #	2,193,621
239,953	Globaltrans Investment Plc Reg S (GDR) #	1,432,353
		3,625,974
Utilities: 12.7%
32,309,800	Mosenergo PJSC #	903,666
121,191,600	OGK-2 PJSC #	1,198,052
2,819,700,000	TGC-1 PJSC #	428,153
40,999,000	Unipro PJSC #	1,549,608
		4,079,479
Total Common Stocks (Cost: $29,376,296)		31,349,912
PREFERRED STOCK: 1.8% (Cost: $581,537)
Utilities: 1.8%
288,076	Rosseti Lenenergo PJSC, 8.92%	595,124
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $29,957,833)		31,945,036
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.2% (Cost: $2,620,748)
Money Market Fund: 8.2%
2,620,748	State Street Navigator Securities Lending Government Money Market Portfolio	2,620,748
Total Investments: 108.0% (Cost: $32,578,581)		34,565,784
Liabilities in excess of other assets: (8.0)%		(2,568,028)
NET ASSETS: 100.0%		$31,997,756

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SEK	Swedish Krona

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,655,770.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,506,973 which represents 86.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,412,138, or 7.5% of net assets.

See Notes to Financial Statements

44

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	7.7%	$2,457,636
Consumer Discretionary	10.0	3,186,050
Consumer Staples	4.6	1,467,242
Energy	1.4	452,634
Financials	13.2	4,201,407
Industrials	21.5	6,865,441
Information Technology	3.4	1,080,264
Materials	13.3	4,262,292
Real Estate	10.3	3,297,467
Utilities	14.6	4,674,603
	100.0%	$31,945,036

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$2,066,272	$—	$2,066,272
Commercial & Professional Services	1,607,606	1,631,861	—	3,239,467
Diversified Financials	—	2,135,135	—	2,135,135
Energy	—	452,634	—	452,634
Food & Staples Retailing	—	1,467,242	—	1,467,242
Materials	1,155,069	3,107,223	—	4,262,292
Real Estate	—	3,297,467	—	3,297,467
Retailing	—	3,186,050	—	3,186,050
Software & Services	1,080,264	—	—	1,080,264
Telecommunication Services	—	2,457,636	—	2,457,636
Transportation	—	3,625,974	—	3,625,974
Utilities	—	4,079,479	—	4,079,479
Preferred Stock*	595,124	—	—	595,124
Money Market Fund	2,620,748	—	—	2,620,748
Total	$7,058,811	$27,506,973	$—	$34,565,784

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

45

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 99.8%

Banks: 6.2%
6,688,632	Bank for Foreign Trade of Vietnam JSC #	$28,423,813
Capital Goods: 2.5%
5,828,580	Hoang Huy Investment Financial Services JSC #	5,033,157
6,374,425	Vietnam Electrical Equipment * #	6,222,889
		11,256,046
Consumer Durables & Apparel: 10.3%
1,373,160	Eclat Textile Co. Ltd. #	20,682,693
2,871,000	Feng TAY Enterprise Co. Ltd. #	20,423,158
366,655	Hansae Co. Ltd. (KRW) #	5,917,304
		47,023,155
Diversified Financials: 3.6%
11,456,515	Saigon Securities, Inc. #	16,468,757
Food, Beverage & Tobacco: 14.3%
5,813,130	Masan Group Corp. #	22,400,838
9,464,981	Thanh Thanh Cong Tay Ninh JSC #	8,586,761
7,241,341	Vietnam Dairy Products JSC #	34,164,857
		65,152,456
Health Care Equipment & Services: 4.6%
768,800	MANI, Inc. #	20,973,001
Insurance: 2.2%
3,537,996	Bao Viet Holdings #	10,126,745
Materials: 5.6%
14,194,302	Hoa Phat Group JSC #	25,555,113
Number of Shares		Value

Real Estate: 25.2%
9,487,306	No Va Land Investment Group Corp. * #	$27,110,538
15,738,022	Vincom Retail JSC * #	21,445,530
7,495,522	Vingroup JSC * #	35,187,865
8,177,652	Vinhomes JSC Reg S 144A * #	31,706,951
		115,450,884
Technology Hardware & Equipment: 20.4%
797,672	BH Co. Ltd. (KRW) #	16,169,017
954,512	Dreamtech Co. Ltd. (KRW) #	10,299,842
668,200	KH Vatec Co. Ltd. (KRW) * #	12,581,447
478,083	MCNEX Co. Ltd. (KRW) † #	17,818,444
417,940	Seojin System Co. Ltd. (KRW) #	19,487,247
2,470,390	Synopex, Inc. (KRW) * #	9,612,959
445,632	UTI, Inc. (KRW) #	7,506,628
		93,475,584
Transportation: 2.7%
2,305,040	Vietjet Aviation JSC #	12,491,305
Utilities: 2.2%
17,171,710	PetroVietnam Power Corp. * #	10,135,111
Total Common Stocks (Cost: $321,060,213)		456,531,970
EXCHANGE TRADED FUND: 0.0% (Cost: $42,158)
62,610	VFMVN Diamond ETF *	46,654
Total Investments: 99.8% (Cost: $321,102,371)		456,578,624
Other assets less liabilities: 0.2%		710,802
NET ASSETS: 100.0%		$457,289,426

Definitions:

KRW	Korean Won

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,236,236.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $456,531,970 which represents 99.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $31,706,951, or 6.9% of net assets.

See Notes to Financial Statements

46

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	10.3%	$47,023,155
Consumer Staples	14.3	65,152,456
Exchange Traded Fund	0.0	46,654
Financials	12.0	55,019,315
Health Care	4.6	20,973,001
Industrials	5.2	23,747,351
Information Technology	20.5	93,475,584
Materials	5.6	25,555,113
Real Estate	25.3	115,450,884
Utilities	2.2	10,135,111
	100.0%	$456,578,624

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$456,531,970	$—	$456,531,970
Exchange Traded Fund	46,654	—	—	46,654
Total	$46,654	$456,531,970	$—	$456,578,624

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

47

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Africa Index ETF	Brazil Small-Cap ETF	China Growth Leaders ETF	ChinaAMC SME-ChiNext ETF		Egypt Index ETF
Assets:
Investments, at value Unaffiliated issuers (1) (2)	$52,487,634	$54,605,130	$51,348,794	$48,925,010		$19,227,753
Short-term investments held as collateral for securities loaned (3)	283,655	3,283,495	38,384	—		—
Cash	47,766	88,044	304,427	—		541,490
Cash denominated in foreign currency, at value (4)	1,778	5,020	1,402,354	439,536	(b)	133,722
Receivables:
Investment securities sold	—	631	—	—		—
Shares of beneficial interest sold	4,578	15	—	—		—
Dividends and interest	39,022	122,223	264	—		88,735
Due from custodian	—	—	—	—		562,782
Prepaid expenses	879	879	875	876		873
Total assets	52,865,312	58,105,437	53,095,098	49,365,422		20,555,355

Liabilities:
Payables:
Investment securities purchased	—	631	—	—		—
Collateral for securities loaned	283,655	3,283,495	38,384	—		—
Line of credit	—	—	1,406,843	278,314		1,232,892
Due to Adviser	32,464	19,693	59,929	20,387		23,776
Due to custodian	—	—	—	4,663		—
Deferred Trustee fees	12,522	37,570	5,247	702		5,690
Accrued expenses	105,036	102,157	66,740	112,338		80,284
Total liabilities	433,677	3,443,546	1,577,143	416,404		1,342,642
NET ASSETS	$52,431,635	$54,661,891	$51,517,955	$48,949,018		$19,212,713
Shares outstanding	2,600,000	2,550,000	1,100,000	1,000,000		749,974
Net asset value, redemption and offering price per share	$20.17	$21.44	$46.83	$48.95		$25.62
Net Assets consist of:
Aggregate paid in capital	$107,588,533	$209,571,389	$41,263,427	$37,776,742		$55,375,933
Total distributable earnings (loss)	(55,156,898)	(154,909,498)	10,254,528	11,172,276		(36,163,220)
NET ASSETS	$52,431,635	$54,661,891	$51,517,955	$48,949,018		$19,212,713
(1) Value of securities on loan	$1,969,822	$4,062,877	$169,979	$—		$—
(2) Cost of investments	$42,362,204	$45,327,922	$41,167,962	$25,110,945		$17,717,970
(3) Cost of short-term investments held as collateral for securities loaned	$283,655	$3,283,495	$38,384	$—		$—
(4) Cost of cash denominated in foreign currency	$1,646	$5,014	$1,324,596	$436,409		$133,867

(a)	Represents Consolidated Statement of Assets and Liabilities.
(b)	Includes $9,464 on foreign investor minimum settlement reserve funds (See Note 2H).

See Notes to Financial Statements

48

India Growth Leaders ETF (a)	Indonesia Index ETF	Israel ETF	Russia ETF	Russia Small-Cap ETF	Vietnam ETF

$68,237,494	$35,833,343	$75,128,297	$1,619,467,817	$31,945,036	$456,578,624

—	89,746	1,102,074	495,767	2,620,748	—
6	181,268	—	188,416	359,629	34
1,681,218	—	—	747,957	33,491	1,241,414

—	—	—	308,884	—	—
—	—	—	—	—	—
13,559	230	92,563	7,351,867	85,282	875,011
—	—	—	—	—	—
1,742	878	1,743	4,348	879	4,343
69,934,019	36,105,465	76,324,677	1,628,565,056	35,045,065	458,699,426

—	—	—	5,087,431	159,404	—
—	89,746	1,102,074	495,767	2,620,748	—
1,324,498	—	—	—	—	980,608
62,148	17,922	47,345	666,821	55,401	182,496
—	—	31,364	—	—	—
14,539	31,525	3,493	178,562	3,153	47,397
174,451	117,251	73,192	952,009	208,603	199,499
1,575,636	256,444	1,257,468	7,380,590	3,047,309	1,410,000
$68,358,383	$35,849,021	$75,067,209	$1,621,184,466	$31,997,756	$457,289,426
2,074,967	1,750,000	1,675,000	68,050,000	883,318	26,100,000

$32.94	$20.49	$44.82	$23.82	$36.22	$17.52

$147,431,765	$153,032,394	$57,924,027	$3,171,635,578	$44,217,000	$663,518,311
(79,073,382)	(117,183,373)	17,143,182	(1,550,451,112)	(12,219,244)	(206,228,885)
$68,358,383	$35,849,021	$75,067,209	$1,621,184,466	$31,997,756	$457,289,426
$—	$1,798,904	$4,361,345	$7,039,403	$2,655,770	$2,236,236
$49,878,670	$46,239,312	$48,872,983	$1,628,567,616	$29,957,833	$321,102,371

$—	$89,746	$1,102,074	$495,767	$2,620,748	$—
$1,680,238	$—	$—	$728,669	$33,475	$1,238,977

See Notes to Financial Statements

49

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2020

	Africa Index ETF	Brazil Small-Cap ETF		China Growth Leaders ETF	ChinaAMC SME-ChiNext ETF	Egypt Index ETF
Income:
Dividends	$1,733,782	$1,339,542		$701,018	$287,985	$854,372
Interest	92	537		39,210	6,367	528
Securities lending income	20,775	53,620		2,772	—	—
Foreign taxes withheld	(151,328)	(79,084)		(61,584)	(29,132)	(68,829)
Total income	1,603,321	1,314,615		681,416	265,220	786,071

Expenses:
Management fees	211,779	282,104		227,466	184,554	115,230
Professional fees	72,643	74,000		61,570	76,423	72,301
Custody and accounting fees	66,370	72,380		151,814	92,837	30,082
Reports to shareholders	19,765	17,516		16,643	16,770	12,391
IOPV fees	5,882	5,038		5,882	4,277	5,038
Trustees’ fees and expenses	1,719	2,956		2,880	1,269	1,166
Registration fees	5,995	5,995		5,996	5,995	5,995
Insurance	2,710	2,872		2,789	1,765	2,606
Interest	2,334	8,248		99,407	38,663	9,296
Mauritius income taxes	—	—		—	—	—
Other	1,161	1,142		645	653	561
Total expenses	390,358	472,251		575,092	423,206	254,666
Waiver of management fees	(57,606)	(131,494)		(227,466)	(183,092)	(28,822)
Expenses assumed by the Adviser	—	—		(75,361)	—	—
Net expenses	332,752	340,757		272,265	240,114	225,844
Net investment income	1,270,569	973,858		409,151	25,106	560,227

Net realized gain (loss) on:
Investments	(3,425,281)	(2,455,273	)(b)	14,017,344	2,914,744	(4,089,240)
Increase from payment from Adviser (see Note 3)	—	—		57,732	17,518	—
In-kind redemptions	147,851	(471,949)		360,869	—	99,624
Foreign currency transactions and foreign denominated assets and liabilities	(40,656)	(76,002)		(303,561)	(98,592)	(45,787)
Net realized gain (loss)	(3,318,086)	(3,003,224)		14,132,384	2,833,670	(4,035,403)

Net change in unrealized appreciation (depreciation) on:
Investments	2,864,252	(20,823,348)		(7,395,891)	15,524,369	(769,001)
Foreign currency transactions and foreign denominated assets and liabilities	55	(3,687)		69,609	3,106	(923)
Net change in unrealized appreciation (depreciation)	2,864,307	(20,827,035)		(7,326,282)	15,527,475	(769,924)
Net Increase (Decrease) in Net Assets Resulting from Operations	$816,790	$(22,856,401)		$7,215,253	$18,386,251	$(4,245,100)

(a)	Represents Consolidated Statement of Operations.
(b)	Net of foreign taxes $1,880.

See Notes to Financial Statements

50

India Growth Leaders ETF (a)	Indonesia Index ETF	Israel ETF	Russia ETF	Russia Small-Cap ETF	Vietnam ETF

$1,421,862	$1,026,086	$515,734	$62,599,069	$1,285,710	$4,470,346
888	501	247	4,979	479	290
—	1,250	86,600	28,466	74,315	71,399
(145,259)	(162,063)	(99,207)	(7,823,819)	(79,930)	(256,683)
1,277,491	865,774	503,374	54,808,695	1,280,574	4,285,352

401,208	166,361	298,647	5,412,011	152,411	1,852,953
192,018	71,508	75,340	74,950	71,304	71,554
130,598	52,515	64,375	886,686	147,366	210,060
24,357	14,300	13,577	63,823	12,046	42,514
5,882	5,882	5,038	10,591	5,882	6,354
30,793	2,580	1,802	39,410	1,438	13,023
5,995	5,995	5,995	10,250	4,984	4,984
5,002	1,891	3,503	20,011	1,828	10,315
43,426	—	6,616	43,782	986	40,638
114,361	—	—	—	—	—
40,114	591	1,065	22,674	525	2,482
993,754	321,623	475,958	6,584,188	398,770	2,254,877
(155,333)	(132,060)	(116,929)	—	(152,411)	—
—	—	—	—	(16,820)	—
838,421	189,563	359,029	6,584,188	229,539	2,254,877
439,070	676,211	144,345	48,224,507	1,051,035	2,030,475

(36,669,063)	(4,549,419)	1,010,946	(110,746,736)	(4,103,756)	(53,026,878)
—	—	—	—	—	—
580,194	2,766,221	2,184,913	75,822,816	653,642	798,939

(418,797)	(23,878)	(4,491)	(23,197)	(9,946)	(400,541)
(36,507,666)	(1,807,076)	3,191,368	(34,947,117)	(3,460,060)	(52,628,480)

26,438,252	(2,555,558)	13,431,785	(7,605,000)	3,556,167	78,553,928

2,688	(12)	(188)	3,765	(489)	2,915
26,440,940	(2,555,570)	13,431,597	(7,601,235)	3,555,678	78,556,843

$(9,627,656)	$(3,686,435)	$16,767,310	$5,676,155	$1,146,653	$27,958,838

See Notes to Financial Statements

51

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF		Brazil Small-Cap ETF
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income	$1,270,569	$2,868,210	$973,858	$2,257,232
Net realized gain (loss)	(3,318,086)	(2,433,758)	(3,003,224)	9,890,910
Increase from payment from Adviser (see Note 3)	—	—	—	372,975
Net change in unrealized appreciation (depreciation)	2,864,307	3,995,501	(20,827,035)	18,136,058
Net increase (decrease) in net assets resulting from operations	816,790	4,429,953	(22,856,401)	30,657,175

Distributions to shareholders:
From distributable earnings	(1,990,000)	(3,150,210)	(899,895)	(2,475,060)

Share transactions:*
Proceeds from sale of shares	4,077,573	—	—	—
Cost of shares redeemed	(696,293)	(6,279,035)	(19,205,846)	(18,955,215)
Increase (decrease) in net assets resulting from share transactions	3,381,280	(6,279,035)	(19,205,846)	(18,955,215)
Total increase (decrease) in net assets	2,208,070	(4,999,292)	(42,962,142)	9,226,900
Net Assets, beginning of year	50,223,565	55,222,857	97,624,033	88,397,133
Net Assets, end of year	$52,431,635	$50,223,565	$54,661,891	$97,624,033

* Shares of Common Stock Issued (no par value)
Shares sold	200,000	—	—	—
Shares redeemed	(50,000)	(300,000)	(1,000,000)	(850,000)
Net increase (decrease)	150,000	(300,000)	(1,000,000)	(850,000)

See Notes to Financial Statements

52

China Growth Leaders ETF		ChinaAMC SME-ChiNext ETF		Egypt Index ETF
Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

$409,151	$1,138,595	$25,106	$105,891	$560,227	$740,019
14,074,652	(3,500,097)	2,816,152	(3,224,352)	(4,035,403)	(2,645,772)
57,732	—	17,518	—	—	—
(7,326,282)	19,454,132	15,527,475	9,178,141	(769,924)	1,577,163

7,215,253	17,092,630	18,386,251	6,059,680	(4,245,100)	(328,590)

(6,633,990)	(985,120)	(3,800)	(135,000)	(499,984)	(650,037)

47,623,122	20,798,155	30,434,278	14,409,463	2,595,503	23,237,784
(64,107,257)	(23,178,285)	(29,674,046)	(6,258,128)	(10,031,819)	(24,088,922)
(16,484,135)	(2,380,130)	760,232	8,151,335	(7,436,316)	(851,138)
(15,902,872)	13,727,380	19,142,683	14,076,015	(12,181,400)	(1,829,765)
67,420,827	53,693,447	29,806,335	15,730,320	31,394,113	33,223,878
$51,517,955	$67,420,827	$48,949,018	$29,806,335	$19,212,713	$31,394,113

1,150,000	500,000	900,000	500,000	100,000	700,000
(1,650,000)	(600,000)	(900,000)	(250,000)	(425,000)	(800,000)
(500,000)	(100,000)	—	250,000	(325,000)	(100,000)

See Notes to Financial Statements

53

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	India Growth Leaders ETF (a)		Indonesia Index ETF
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income	$439,070	$2,054,079	$676,211	$764,133
Net realized gain (loss)	(36,507,666)	(39,335,646)	(1,807,076)	(617,672)
Net change in unrealized appreciation (depreciation)	26,440,940	(585,632)	(2,555,570)	2,357,875
Net increase (decrease) in net assets resulting from operations	(9,627,656)	(37,867,199)	(3,686,435)	2,504,336

Distributions to shareholders:
From distributable earnings	(178,129)	(1,600,209)	(600,075)	(850,140)
Return of capital	—	—	—	—
Total distributions	(178,129)	(1,600,209)	(600,075)	(850,140)

Share transactions:*
Proceeds from sale of shares	—	9,562,351	27,619,482	1,105,121
Cost of shares redeemed	(43,873,347)	(35,496,590)	(28,309,693)	(6,734,141)
Increase (decrease) in net assets resulting from share transactions	(43,873,347)	(25,934,239)	(690,211)	(5,629,020)
Total increase (decrease) in net assets	(53,679,132)	(65,401,647)	(4,976,721)	(3,974,824)
Net Assets, beginning of year	122,037,515	187,439,162	40,825,742	44,800,566
Net Assets, end of year	$68,358,383	$122,037,515	$35,849,021	$40,825,742

* Shares of Common Stock Issued (no par value)
Shares sold	—	250,000	1,600,000	50,000
Shares redeemed	(1,650,000)	(950,000)	(1,650,000)	(300,000)
Net increase (decrease)	(1,650,000)	(700,000)	(50,000)	(250,000)

(a)	Represents Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements

54

Israel ETF		Russia ETF		Russia Small-Cap ETF
Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
$144,345	$320,572	$48,224,507	$71,398,887	$1,051,035	$1,646,695
3,191,368	118,469	(34,947,117)	78,531,516	(3,460,060)	(1,890,792)
13,431,597	11,883,788	(7,601,235)	300,156,557	3,555,678	11,025,005

16,767,310	12,322,829	5,676,155	450,086,960	1,146,653	10,780,908

(127,803)	(800,085)	(52,666,239)	(73,500,780)	(1,399,971)	(1,625,031)
—	—	(334,141)	—	—	—
(127,803)	(800,085)	(53,000,380)	(73,500,780)	(1,399,971)	(1,625,031)

4,500,656	—	878,463,560	373,210,325	—	—
(3,880,690)	—	(491,881,611)	(793,491,106)	(3,085,140)	(6,496,725)
619,966	—	386,581,949	(420,280,781)	(3,085,140)	(6,496,725)
17,259,473	11,522,744	339,257,724	(43,694,601)	(3,338,458)	2,659,152
57,807,736	46,284,992	1,281,926,742	1,325,621,343	35,336,214	32,677,062
$75,067,209	$57,807,736	$1,621,184,466	$1,281,926,742	$31,997,756	$35,336,214

125,000	—	39,500,000	17,000,000	—	—
(100,000)	—	(22,800,000)	(36,200,000)	(100,000)	(200,000)
25,000	—	16,700,000	(19,200,000)	(100,000)	(200,000)

See Notes to Financial Statements

55

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Vietnam ETF
	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income	$2,030,475	$3,804,531
Net realized loss	(52,628,480)	(21,262,075)
Net change in unrealized appreciation (depreciation)	78,556,843	44,556,208
Net increase in net assets resulting from operations	27,958,838	27,098,664

Distributions to shareholders:
From distributable earnings	(1,644,751)	(3,336,840)
Return of capital	(182,249)	—
Total distributions	(1,827,000)	(3,336,840)

Share transactions:*
Proceeds from sale of shares	35,837,932	133,626,985
Cost of shares redeemed	(47,640,582)	(32,097,680)
Increase (decrease) in net assets resulting from share transactions	(11,802,650)	101,529,305
Total increase in net assets	14,329,188	125,291,129
Net Assets, beginning of year	442,960,238	317,669,109
Net Assets, end of year	$457,289,426	$442,960,238

* Shares of Common Stock Issued (no par value)
Shares sold	2,450,000	8,200,000
Shares redeemed	(3,950,000)	(2,000,000)
Net increase (decrease)	(1,500,000)	6,200,000

See Notes to Financial Statements

56

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Africa Index ETF
	For the Year Ended December 31,
	2020	2019		2018	2017	2016
Net asset value, beginning of year	$20.50	$20.08		$24.81	$20.09	$18.11
Income from investment operations:
Net investment income	0.52 (a)	1.09	(a)	0.57 (a)	0.39 (a)	0.58
Net realized and unrealized gain (loss) on investments	(0.05)	0.62		(4.96)	4.82	1.93
Total from investment operations	0.47	1.71		(4.39)	5.21	2.51
Less distributions from:
Net investment income	(0.80)	(1.29)		(0.34)	(0.49)	(0.53)
Net asset value, end of year	$20.17	$20.50		$20.08	$24.81	$20.09
Total return (b)	2.29%	8.52%		(17.70)%	26.02%	13.94%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$52,432	$50,224		$55,223	$75,678	$66,296
Ratio of gross expenses to average net assets	0.92%	0.90%		0.91%	0.87%	0.83%
Ratio of net expenses to average net assets	0.79%	0.79%		0.78%	0.84%	0.79%
Ratio of net expenses to average net assets excluding interest expense	0.78%	0.78%		0.78%	0.78%	0.78	%(d)
Ratio of net investment income to average net assets	3.00%	5.13%		2.44%	1.73%	2.85%
Portfolio turnover rate (c)	37%	46%		23%	38%	45%

	Brazil Small-Cap ETF
	For the Year Ended December 31,
	2020	2019		2018	2017	2016
Net asset value, beginning of year	$27.50	$20.09		$23.33	$16.10	$10.44
Income from investment operations:
Net investment income	0.33 (a)	0.58	(a)	0.68 (a)	0.48 (a)	0.51
Net realized and unrealized gain (loss) on investments	(6.04)	7.42		(3.34)	7.81	5.83
Payment from Adviser	—	0.11	(e)	—	—	—
Total from investment operations	(5.71)	8.11		(2.66)	8.29	6.34
Less distributions from:
Net investment income	(0.35)	(0.70)		(0.58)	(1.06)	(0.68)
Net asset value, end of year	$21.44	$27.50		$20.09	$23.33	$16.10
Total return (b)	(20.75)%	40.81	%(e)	(11.66)%	51.71%	60.92%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$54,662	$97,624		$88,397	$108,484	$82,898
Ratio of gross expenses to average net assets	0.84%	0.73%		0.73%	0.68%	0.69%
Ratio of net expenses to average net assets	0.60%	0.63%		0.60%	0.60%	0.60%
Ratio of net expenses to average net assets excluding interest expense	0.59%	0.59%		0.59%	0.59%	0.59%
Ratio of net investment income to average net assets	1.73%	2.52%		3.25%	2.24%	3.14%
Portfolio turnover rate (c)	31%	38%		45%	53%	44%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	Excludes reimbursement from prior year custodial charge of 0.01%.
(e)	For the year ended December 31, 2019, 0.55% of total return, representing $0.11 per share, consisted of a payment from the Adviser in connection with a reimbursement for an investment loss (See Note 3).

See Notes to Financial Statements

57

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	China Growth Leaders ETF
	For the Year Ended December 31,
	2020		2019	2018	2017		2016
Net asset value, beginning of year	$42.14		$31.58	$48.37	$37.08		$44.76
Income from investment operations:
Net investment income	0.38	(a)	0.63 (a)	0.41 (a)	0.41	(a)	0.41
Net realized and unrealized gain (loss) on investments	10.29		10.55	(14.35)	11.40		(7.64)
Payment from Adviser	0.05	(g)	—	—	—		—
Total from investment operations	10.72		11.18	(13.94)	11.81		(7.23)
Less distributions from:
Net investment income	(0.07)		(0.62)	(0.31)	(0.52)		(0.15)
Net realized capital gains	(5.96)		—	(2.54)	—		(0.28)
Return of capital	—		—	—	—		(0.02)
Total distributions	(6.03)		(0.62)	(2.85)	(0.52)		(0.45)
Net asset value, end of year	$46.83		$42.14	$31.58	$48.37		$37.08
Total return (b)	25.95	%(g)	35.40%	(28.79)%	31.86%		(16.16)%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$51,518		$67,421	$53,693	$94,321		$85,290
Ratio of gross expenses to average net assets	1.27%		1.07%	1.17%	0.82%		1.06%
Ratio of net expenses to average net assets	0.60%		0.61%	0.85%	0.78%		0.71%
Ratio of net expenses to average net assets excluding interest expense (e)	0.60%		0.61%	0.72%	0.72%		0.72	%(d)
Ratio of net investment income to average net assets	0.90%		1.60%	0.95%	0.96%		1.26%
Portfolio turnover rate (c)	199%		42%	34%	37%		50%

	ChinaAMC SME-ChiNext ETF
	For the Year Ended December 31,
	2020		2019	2018	2017		2016
Net asset value, beginning of year	$29.81		$20.97	$34.79	$29.20		$41.74
Income from investment operations:
Net investment income (loss)	0.03	(a)	0.10 (a)	0.03 (a)	(0.01	)(a)	(0.06)
Net realized and unrealized gain (loss) on investments	19.09		8.88	(13.85)	5.67		(12.48)
Payment from Adviser	0.02	(h)	—	—	—		—
Total from investment operations	19.14		8.98	(13.82)	5.66		(12.54)
Less distributions from:
Net investment income	—	(f)	(0.14)	—	(0.07)		—
Net asset value, end of year	$48.95		$29.81	$20.97	$34.79		$29.20
Total return (b)	64.23	%(h)	42.80%	(39.72)%	19.37%		(30.04)%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$48,949		$29,806	$15,730	$22,613		$23,357
Ratio of gross expenses to average net assets	1.15%		1.08%	1.33%	1.38%		1.16%
Ratio of net expenses to average net assets	0.65%		0.65%	0.82%	0.82%		0.81%
Ratio of net expenses to average net assets excluding interest expense (e)	0.65%		0.65%	0.78%	0.78%		0.78%
Ratio of net investment income (loss) to average net assets	0.07%		0.39%	0.09%	(0.04)%		(0.07)%
Portfolio turnover rate (c)	96%		43%	36%	34%		39%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	Excludes reimbursement from prior year custodial charge of 0.02%.
(e)	Effective January 10, 2019, the Fund includes interest expense in the calculation of the expense limitation. The ratio only excludes interest expense accrued prior to January 10, 2019 and not waived under the expense limit agreement.
(f)	Amount represents less than $0.005 per share.
(g)	For the year ended December 31, 2020, 0.12% of total return, representing $0.05 per share, consisted of a payment by the Adviser (See Note 3).
(h)	For the year ended December 31, 2020, 0.07% of total return, representing $0.02 per share, consisted of a payment by the Adviser (See Note 3).

See Notes to Financial Statements

58

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Egypt Index ETF
	For the Year Ended December 31,
	2020	2019	2018		2017	2016
Net asset value, beginning of year	$29.20	$28.28	$32.89		$26.02	$39.01
Income from investment operations:
Net investment income	0.61 (a)	0.59 (a)	0.60	(a)	0.81 (a)	1.17
Net realized and unrealized gain (loss) on investments	(3.56)	0.93 (f)	(4.73)		6.31	(14.16)
Total from investment operations	(2.95)	1.52	(4.13)		7.12	(12.99)
Less distributions from:
Net investment income	(0.63)	(0.60)	(0.48)		(0.25)	—
Net asset value, end of year	$25.62	$29.20	$28.28		$32.89	$26.02
Total return (b)	(10.09)%	5.42%	(12.56)%		27.39%	(33.30)%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$19,213	$31,394	$33,224		$76,459	$40,985
Ratio of gross expenses to average net assets	1.11%	1.11%	1.19%		1.09%	1.14%
Ratio of net expenses to average net assets	0.98%	1.01%	0.98%		0.94%	1.01%
Ratio of net expenses to average net assets excluding interest expense	0.94%	0.94%	0.94%		0.94%	0.94%
Ratio of net investment income to average net assets	2.43%	1.88%	1.73%		2.82%	1.17%
Portfolio turnover rate (c)	27%	76%	41%		41%	56%

	India Growth Leaders ETF (d)
	For the Year Ended December 31,
	2020	2019	2018		2017	2016
Net asset value, beginning of year	$32.76	$42.36	$68.40		$41.03	$43.66
Income from investment operations:
Net investment income (loss)	0.15 (a)	0.50 (a)	(0.02	)(a)	0.02 (a)	0.39
Net realized and unrealized gain (loss) on investments	0.11 (f)	(9.68)	(25.97)		27.42	(2.45)
Total from investment operations	0.26	(9.18)	(25.99)		27.44	(2.06)
Less distributions from:
Net investment income	(0.08)	(0.42)	(0.05)		(0.07)	(0.57)
Net asset value, end of year	$32.94	$32.76	$42.36		$68.40	$41.03
Total return (b)	0.80%	(21.65)%	(38.00)%		66.88%	(4.70)%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$68,358	$122,038	$187,439		$405,246	$183,627
Ratio of gross expenses to average net assets	1.24%	0.86%	0.83%		0.72%	0.78%
Ratio of net expenses to average net assets	1.05%	0.86%	0.83%		0.72%	0.78%
Ratio of net expenses to average net assets excluding interest expense and taxes	0.85%	0.83%	0.80%		0.70%	0.78	%(e)
Ratio of net investment income (loss) to average net assets	0.55%	1.35%	(0.03)%		0.04%	0.96%
Portfolio turnover rate (c)	133%	51%	39%		42%	29%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	Represents Consolidated Financial Highlights
(e)	Excludes reimbursement from prior year custodial charge of 0.01%
(f)	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See Notes to Financial Statements

59

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Indonesia Index ETF
	For the Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$22.68	$21.85	$24.75	$21.31	$18.36
Income from investment operations:
Net investment income	0.36 (a)	0.40 (a)	0.36 (a)	0.35 (a)	0.28
Net realized and unrealized gain (loss) on investments	(2.21)	0.90	(2.78)	3.55	2.92
Total from investment operations	(1.85)	1.30	(2.42)	3.90	3.20
Less distributions from:
Net investment income	(0.34)	(0.47)	(0.48)	(0.46)	(0.25)
Net asset value, end of year	$20.49	$22.68	$21.85	$24.75	$21.31
Total return (b)	(8.20)%	5.97%	(9.79)%	18.35%	17.49%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$35,849	$40,826	$44,801	$61,864	$85,240
Ratio of gross expenses to average net assets	0.97%	0.80%	0.75%	0.73%	0.68%
Ratio of net expenses to average net assets	0.57%	0.57%	0.57%	0.57%	0.58%
Ratio of net expenses to average net assets excluding interest expense	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.03%	1.78%	1.61%	1.53%	1.05%
Portfolio turnover rate (c)	13%	10%	14%	14%	12%

	Israel ETF
	For the Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$35.03	$28.05	$30.37	$26.84	$28.81
Income from investment operations:
Net investment income	0.08 (a)	0.19 (a)	0.27 (a)	0.30 (a)	0.27
Net realized and unrealized gain (loss) on investments	9.79	7.27	(2.38)	3.71	(1.80)
Total from investment operations	9.87	7.46	(2.11)	4.01	(1.53)
Less distributions from:
Net investment income	(0.08)	(0.48)	(0.21)	(0.48)	(0.26)
Return of capital	—	—	—	—	(0.18)
Total distributions	(0.08)	(0.48)	(0.21)	(0.48)	(0.44)
Net asset value, end of year	$44.82	$35.03	$28.05	$30.37	$26.84
Total return (b)	28.14%	26.64%	(6.94)%	14.96%	(5.34)%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$75,067	$57,808	$46,285	$42,521	$36,236
Ratio of gross expenses to average net assets	0.80%	0.94%	1.02%	0.92%	0.92%
Ratio of net expenses to average net assets	0.60%	0.62%	0.60%	0.59%	0.60%
Ratio of net expenses to average net assets excluding interest expense	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets	0.24%	0.60%	0.85%	1.04%	0.94%
Portfolio turnover rate (c)	22%	14%	23%	21%	19%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

60

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Russia ETF
	For the Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$24.96	$18.79	$21.14	$21.09	$14.69
Income from investment operations:
Net investment income	0.97 (a)	1.20 (a)	0.88 (a)	0.71 (a)	0.38
Net realized and unrealized gain (loss) on investments	(1.31)	6.39	(2.26)	0.25	6.36
Total from investment operations	(0.34)	7.59	(1.38)	0.96	6.74
Less distributions from:
Net investment income	(0.79)	(1.42)	(0.97)	(0.91)	(0.34)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.80)	(1.42)	(0.97)	(0.91)	(0.34)
Net asset value, end of year	$23.82	$24.96	$18.79	$21.14	$21.09
Total return (b)	(1.38)%	40.40%	(6.47)%	4.62%	45.91%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$1,621,184	$1,281,927	$1,325,621	$1,806,708	$2,605,165
Ratio of gross expenses to average net assets	0.61%	0.67%	0.65%	0.72%	0.79%
Ratio of net expenses to average net assets	0.61%	0.67%	0.65%	0.67%	0.65%
Ratio of net expenses to average net assets excluding interest expense and a portion of depositary receipt feed (d)	0.60%	0.65%	0.64%	0.66%	0.65%
Ratio of net investment income to average net assets	4.45%	5.40%	4.09%	3.40%	2.48%
Portfolio turnover rate (c)	25%	15%	20%	15%	22%

	Russia Small-Cap ETF
	For the Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$35.94	$27.61	$40.68	$38.04	$19.31
Income from investment operations:
Net investment income	1.12 (a)	1.53 (a)	1.17 (a)	1.17 (a)	0.77
Net realized and unrealized gain (loss) on investments	0.74	8.45	(13.02)	2.94	18.77
Total from investment operations	1.86	9.98	(11.85)	4.11	19.54
Less distributions from:
Net investment income	(1.58)	(1.65)	(1.22)	(1.47)	(0.81)
Net asset value, end of year	$36.22	$35.94	$27.61	$40.68	$38.04
Total return (b)	5.23%	36.17%	(29.09)%	11.01%	101.07%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$31,998	$35,336	$32,677	$58,312	$88,755
Ratio of gross expenses to average net assets	1.31%	1.20%	0.94%	0.82%	0.86%
Ratio of net expenses to average net assets	0.75%	0.77%	0.76%	0.76%	0.75%
Ratio of net expenses to average net assets excluding interest expense and a portion of depositary receipt fees (e)	0.75%	0.75%	0.75%	0.75%	0.73%
Ratio of net investment income to average net assets	3.45%	4.67%	3.22%	2.87%	3.28%
Portfolio turnover rate (c)	47%	30%	49%	39%	72%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	Effective May 1, 2016, the ratio excludes depositary receipt fees in excess of 0.10% of average daily net assets (See Note 3).
(e)	Effective May 1, 2016, the ratio excludes depositary receipt fees in excess of 0.08% of average daily net assets (See Note 3).

See Notes to Financial Statements

61

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Vietnam ETF
	For the Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$16.05	$14.84	$17.45	$12.97	$14.78
Income from investment operations:
Net investment income	0.08 (a)	0.14 (a)	0.17 (a)	0.20 (a)	0.39
Net realized and unrealized gain (loss) on investments	1.46	1.19	(2.66)	4.46	(1.83)
Total from investment operations	1.54	1.33	(2.49)	4.66	(1.44)
Less distributions from:
Net investment income	(0.06)	(0.12)	(0.12)	(0.18)	(0.37)
Return of capital	(0.01)	—	—	— (d)	—
Total distributions	(0.07)	(0.12)	(0.12)	(0.18)	(0.37)
Net asset value, end of year	$17.52	$16.05	$14.84	$17.45	$12.97
Total return (b)	9.72%	8.86%	(14.15)%	35.76%	(9.78)%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$457,289	$442,960	$317,669	$349,029	$257,549
Ratio of gross expenses to average net assets	0.61%	0.66%	0.68%	0.66%	0.66%
Ratio of net expenses to average net assets	0.61%	0.66%	0.68%	0.66%	0.66%
Ratio of net expenses to average net assets excluding interest expense	0.60%	0.63%	0.64%	0.63%	0.63%
Ratio of net investment income to average net assets	0.55%	0.89%	0.98%	1.37%	2.14%
Portfolio turnover rate (c)	33%	33%	49%	50%	47%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

62

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification
Africa Index ETF	Diversified
Brazil Small-Cap ETF	Diversified
China Growth Leaders ETF	Diversified
ChinaAMC SME-ChiNext ETF	Diversified
Egypt Index ETF	Non-Diversified
India Growth Leaders ETF	Diversified
Indonesia Index ETF	Non-Diversified
Israel ETF	Non-Diversified
Russia ETF	Non-Diversified
Russia Small-Cap ETF	Non-Diversified
Vietnam ETF	Non-Diversified

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to China Growth Leaders ETF (formerly known as ChinaAMC CSI 300 ETF) and ChinaAMC SME-ChiNext ETF. China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF seek to achieve their investment objectives by primarily investing directly in A-shares through the Hong Kong-Shanghai Stock Connect program and via the A-share quota granted to the Sub-Adviser. India Growth Leaders ETF (formerly known as India Small-Cap Index ETF) makes its investments through MV SCIF Mauritius (the “Subsidiary”), a wholly owned subsidiary organized in the Republic of Mauritius.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to
63

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(continued)

determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010 and acts as an investment vehicle for the India Growth Leaders ETF (the “Fund”) in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. The consolidated financial statements of the Fund include the financial results of its wholly owned subsidiary. All material interfund account balances and transactions have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment
64

securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at December 31, 2020 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

At December 31, 2020, ChinaAMC SME-ChiNext included $9,464 in cash, at value on the Statements of Assets and Liabilities, which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2021, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses; and for Russia ETF and Russia Small-Cap ETF, depositary receipt fees up to 0.10% and 0.08% of average daily net assets, respectively) from exceeding the expense limitations listed in the table below. Effective January 10, 2019, China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF no longer exclude interest expense from their expense limitations. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the period ended June 30, 2020.

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(continued)

Fund	Expense Limitations
Africa Index ETF	0.78%
Brazil Small-Cap ETF	0.59
China Growth Leaders ETF	0.60
ChinaAMC SME-ChiNext ETF	0.65
Egypt Index ETF	0.94
India Growth Leaders ETF	0.85
Indonesia Index ETF	0.57
Israel ETF	0.59
Russia ETF	0.62
Russia Small-Cap ETF	0.67
Vietnam ETF	0.76

During the year ended December 31, 2019, the Adviser reimbursed the Brazil Small-Cap ETF $372,975 for an investment loss. This reimbursement is reflected in the Statements of Changes in Net Assets as a net increase from payment from Adviser. The per share and total return impact to the Fund is reflected in the Financial Highlights.

During the year ended December 31, 2020, the Adviser reimbursed the China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF $57,732 and $17,518, respectively, for transactional losses. These reimbursements are reflected in the Statements of Operations and Statements of Changes in Net Assets as a net increase from payment from Adviser. The per share and total return impacts to the Funds are reflected in the Financial Highlights.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2020, the Adviser owned approximately 27% of China Growth Leaders ETF.

Note 4—Capital Share Transactions – As of December 31, 2020, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

66

Note 5—Investments—For the year ended December 31, 2020, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Africa Index ETF	$15,928,680	$16,337,256	$2,540,931	$450,014
Brazil Small-Cap ETF	17,916,582	33,995,055	—	3,102,077
China Growth Leaders ETF	92,348,317	117,095,190	4,528,999	2,868,907
ChinaAMC SME-ChiNext ETF	36,062,022	35,410,229	—	—
Egypt Index ETF	6,322,242	11,916,161	303,816	1,415,751
India Growth Leaders ETF	108,871,826	149,477,978	—	3,358,873
Indonesia Index ETF	4,293,278	4,250,438	27,629,000	28,320,267
Israel ETF	13,617,387	13,555,454	4,500,199	3,880,695
Russia ETF	267,633,700	273,849,569	878,121,389	491,641,795
Russia Small-Cap ETF	14,319,206	15,036,811	—	3,085,203
Vietnam ETF	121,986,997	132,576,831	1,763,709	2,811,353

Note 6—Income Taxes—As of December 31, 2020, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$44,462,545	$12,860,277	$(4,551,533)	$8,308,744
Brazil Small-Cap ETF	53,295,400	11,230,001	(6,636,776)	4,593,225
China Growth Leaders ETF	41,223,363	11,588,438	(1,424,623)	10,163,815
ChinaAMC SME-ChiNext ETF	26,384,698	24,464,521	(1,924,209)	22,540,312
Egypt Index ETF	21,700,699	2,362,743	(4,835,689)	(2,472,946)
India Growth Leaders ETF	50,176,765	18,684,781	(624,052)	18,060,729
Indonesia Index ETF	46,372,076	2,805,086	(13,254,073)	(10,448,987)
Israel ETF	51,320,347	31,795,172	(6,885,148)	24,910,024
Russia ETF	1,634,885,843	156,943,020	(171,865,279)	(14,922,259)
Russia Small-Cap ETF	34,190,672	5,294,420	(4,919,308)	375,112
Vietnam ETF	338,715,682	147,219,576	(29,356,634)	117,862,942

At December 31, 2020, the components of total distributable earnings (losses) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Losses	Qualified Late-Year Losses*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Losses)
Africa Index ETF	$533,561	$(63,986,897)	$—	$(12,522)	$8,308,960	$(55,156,898)
Brazil Small-Cap ETF	40,437	(159,506,417)	—	(37,570)	4,594,052	(154,909,498)
China Growth Leaders ETF	18,202	—	—	(5,247)	10,241,573	10,254,528
ChinaAMC SME-ChiNext ETF	—	(11,370,462)	—	(701)	22,543,439	11,172,276
Egypt Index ETF	174,954	(33,858,940)	—	(5,689)	(2,473,545)	(36,163,220)
India Growth Leaders ETF	—	(97,120,820)	—	(14,540)	18,061,978	(79,073,382)
Indonesia Index ETF	53,861	(106,756,722)	—	(31,525)	(10,448,987)	(117,183,373)
Israel ETF	241,318	(8,004,713)	—	(3,492)	24,910,069	17,143,182
Russia ETF	—	(1,535,358,932)	—	(178,562)	(14,913,618)	(1,550,451,112)
Russia Small-Cap ETF	750,578	(13,341,844)	—	(3,153)	375,175	(12,219,244)
Vietnam ETF	—	(324,044,989)	(5,301)	(47,398)	117,868,803	(206,228,885)

*	Qualified late year losses incurred after October 31, 2020 are deemed to arise on the January 1, 2021.
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(continued)

The tax character of dividends paid to shareholders was as follows:

	2020 Dividends			2019 Dividends
	Ordinary	Return of	Long-Term	Ordinary
Fund	Income**	Capital	Capital Gains	Income **
Africa Index ETF	$1,990,000	$—	$—	$3,150,210
Brazil Small-Cap ETF	899,895	—	—	2,475,060
China Growth Leaders ETF	1,442,540	—	5,191,450	985,120
ChinaAMC SME-ChiNext ETF	3,800	—	—	135,000
Egypt Index ETF	499,984	—	—	650,037
India Growth Leaders ETF	178,129	—	—	1,600,209
Indonesia Index ETF	600,075	—	—	850,140
Israel ETF	127,803	—	—	800,085
Russia ETF	52,666,238	334,142	—	73,500,780
Russia Small-Cap ETF	1,399,971	—	—	1,625,031
Vietnam ETF	1,644,751	182,249	—	3,336,840

**	Includes short-term capital gains (if any)

At December 31, 2020, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Africa Index ETF	$(10,938,807)	$(53,048,090)	$(63,986,897)
Brazil Small-Cap ETF	(23,062,481)	(136,443,936)	(159,506,417)
ChinaAMC SME-ChiNext ETF	(7,874,850)	(3,495,612)	(11,370,462)
Egypt Index ETF	(12,917,767)	(20,941,173)	(33,858,940)
India Growth Leaders ETF	(20,892,662)	(76,228,158)	(97,120,820)
Indonesia Index ETF	(37,346,421)	(69,410,301)	(106,756,722)
Israel ETF	(181,378)	(7,823,335)	(8,004,713)
Russia ETF	(234,740,709)	(1,300,618,223)	(1,535,358,932)
Russia Small-Cap ETF	(3,818,481)	(9,523,363)	(13,341,844)
Vietnam ETF	(73,661,992)	(250,382,997)	(324,044,989)

During the year ended December 31, 2020, China Growth Leaders ETF, ChinaAMC SME-ChiNext ETF and Israel ETF utilized $6,045,903, $2,884,515 and $955,946 of their capital loss carryovers available from prior years.

During the year ended December 31, 2020, as a result of permanent book to tax differences, primarily due to earnings attributable to the redemption of shares, tax net operating losses and the tax treatment of gains/losses from securities redeemed in-kind, the Funds incurred differences that affected distributable earnings and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Distributable Earnings	Increase (Decrease) in Aggregate Paid in Capital
Africa Index ETF	$(142,303)	$142,303
Brazil Small-Cap ETF	525,642	(525,642)
China Growth Leaders ETF	(748,341)	748,341
ChinaAMC SME-ChiNext ETF	67,834	(67,834)
Egypt Index ETF	(99,625)	99,625
India Growth Leaders ETF	(193,447)	193,447
Indonesia Index ETF	(2,647,921)	2,647,921
Israel ETF	(2,117,734)	2,117,734
Russia ETF	(70,199,214)	70,199,214
Russia Small-Cap ETF	(194,697)	194,697
Vietnam ETF	(729,413)	729,413
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The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2020, the Funds did not incur any interest or penalties.

Investments in China: Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF (the “Funds”). China generally imposes withholding income tax (“WHT”) at a rate of 10% on dividends derived by non-PRC resident enterprises (including a Qualified Foreign Institutional Investor (“QFII”) and a Renminbi Qualified Foreign Institutional Investor (“RQFII”)) from issuers resident in China. China imposes WHT at a rate of 10% on capital gains derived by non-PRC resident enterprises from the disposal in shares of PRC enterprises. Effective November 17, 2014, investments through the Hong Kong-Shanghai Stock Connect program, QFIIs and RQFIIs, which includes these Funds, were exempted temporarily from WHT with respect to gains derived from the trading of equity investments (including A-shares). However, uncertainties remain regarding the taxation of capital gains in China. PRC rules for taxation of RQFIIs (and QFIIs) and the PRC tax regulations to be issued by the PRC State Administration of Taxation and/or PRC MOF to clarify the subject matter may apply retrospectively, even if such rules are adverse to the nonresident investors. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains derived by QFIIs, RQFIIs and other nonresident investors WHT on gains from such investments the Funds could be subject to additional tax liabilities.

Investments in India: As a result of renegotiation of the India Mauritius Tax treaty, India commenced taxation on capital gains arising from disposition of shares acquired on or after April 1, 2017 in a company resident in India, with shares acquired on or before March 31, 2017 being grandfathered as exempt from capital gains taxation subject to treaty relief.  India currently assesses a capital gains tax on shares sold on the exchange of 15% on short term capital gains and 10% on long term capital gains (plus applicable surcharge and cess). Further, long-term capital gains on certain shares that were held as of January 31, 2018, may be eligible for a step up in cost basis which may reduce realized taxable gains. Existing Indian capital loss carryforwards may be utilized to offset capital gains realized on securities sold.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Should the Chinese government impose restrictions on the ability of China Growth Leaders ETF and ChinaAMC SME-ChiNext ETF to repatriate funds associated with direct investment in A-Shares, the Funds may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, and the Funds may therefore be subject to Fund-level U.S. federal taxes.

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(continued)

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2020 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of December 31, 2020:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Africa Index ETF	$1,969,822	$283,655	$1,779,588	$2,063,243
Brazil Small-Cap ETF	4,062,877	3,283,495	1,102,339	4,385,834
China Growth Leaders ETF	169,979	38,384	140,879	179,263
Indonesia Index ETF	1,798,904	89,746	1,754,807	1,844,553
Israel ETF	4,361,345	1,102,074	3,460,210	4,562,284
Russia ETF	7,039,403	495,767	6,941,451	7,437,218
Russia Small-Cap ETF	2,655,770	2,620,748	165,323	2,786,071
Vietnam ETF	2,236,236	—	2,587,736	2,587,736

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2020:

70

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Africa Index ETF	$283,655
Brazil Small-Cap ETF	3,283,495
China Growth Leaders ETF	38,384
Indonesia Index ETF	89,746
Israel ETF	1,102,074
Russia ETF	495,767
Russia Small-Cap ETF	2,620,748

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2020, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Africa Index ETF	108	$313,904	1.64%
Brazil Small-Cap ETF	196	211,827	1.81
China Growth Leaders ETF	164	1,649,477	1.62
ChinaAMC SME-ChiNext ETF	139	1,823,924	1.86
Egypt Index ETF	284	590,229	1.65
India Growth Leaders ETF	135	1,212,485	1.96
Israel ETF	71	1,442,035	1.44
Russia ETF	150	4,068,107	1.68
Russia Small-Cap ETF	5	226,814	2.24
Vietnam ETF	275	1,777,377	1.71

Outstanding loan balances as of December 31, 2020, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Recent Accounting Pronouncements—The Funds adopted all provisions of the Accounting Standards Update No. 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosures.

Note 12—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

71

VANECK VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of VanEck Vectors Africa Index ETF, VanEck Vectors Brazil Small-Cap ETF, VanEck Vectors China Growth Leaders ETF, VanEck Vectors ChinaAMC SME-ChiNext ETF, VanEck Vectors Egypt Index ETF, VanEck Vectors India Growth Leaders ETF, VanEck Vectors Indonesia Index ETF, VanEck Vectors Israel ETF, VanEck Vectors Russia ETF, VanEck Vectors Russia Small-Cap ETF and VanEck Vectors Vietnam ETF and the Board of Trustees of VanEck Vectors ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated as it relates to VanEck Vectors India Growth Leaders ETF) of VanEck Vectors Africa Index ETF, VanEck Vectors Brazil Small-Cap ETF, VanEck Vectors China Growth Leaders ETF, VanEck Vectors ChinaAMC SME-ChiNext ETF, VanEck Vectors Egypt Index ETF, VanEck Vectors India Growth Leaders ETF, VanEck Vectors Indonesia Index ETF, VanEck Vectors Israel ETF, VanEck Vectors Russia ETF, VanEck Vectors Russia Small-Cap ETF and VanEck Vectors Vietnam ETF (collectively referred to as the “Funds”) (eleven of the series constituting VanEck Vectors ETF Trust (the “Trust”)), including the schedules of investments (consolidated as it relates to VanEck Vectors India Growth Leaders ETF), as of December 31, 2020, and the related statements of operations (consolidated as it relates to VanEck Vectors India Growth Leaders ETF) for the year then ended, the statements of changes in net assets (consolidated as it relates to VanEck Vectors India Growth Leaders ETF) for each of the two years in the period then ended, the financial highlights (consolidated as it relates to VanEck Vectors India Growth Leaders ETF) for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position (consolidated as it relates to VanEck Vectors India Growth Leaders ETF) of each of the Funds (eleven of the series constituting VanEck Vectors ETF Trust) at December 31, 2020, the results of their operations (consolidated as it relates to VanEck Vectors India Growth Leaders ETF) for the year then ended, the changes in their net assets (consolidated as it relates to VanEck Vectors India Growth Leaders ETF) for each of the two years in the period then ended and their financial highlights (consolidated as it relates to VanEck Vectors India Growth Leaders ETF) for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from broker were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the VanEck investment companies since 1999.

New York, New York

February 25, 2021

72

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2020:

Record Date	12/22/2020
Ex Date	12/21/2020
Payable Date	12/28/2020

	Africa Index ETF		Brazil Small-Cap ETF		China Growth Leaders ETF		ChinaAMC SME-ChiNext ETF		Egypt Index ETF		India Growth Leaders Index ETF
Total Distribution Paid Per Share	$0.796000		$0.352900		$6.030900		$0.003800		$0.625000			$0.078300
Ordinary Income Per Share	$0.796000		$0.352900		$1.311400		$0.003800		$0.625000			$0.078300
Return of Capital Per Share	$—		$—		$—		$—		$—			$—
Long-Term Capital Gain Per Share	$—		$—		$4.719500		$—		$—			$—

Ordinary Income:
Qualified Dividend Income for Individuals	31.82	%*	3.57	%*	38.79	%*	100.00%		97.41	%*		100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations	0.31	%*	—		—		—		—			—
Foreign Source Income	54.24	%*	99.54	%*	39.13	%*	100.00%		88.13	%*		100.00%
Foreign Taxes Paid Per Share	$0.046864	**	$0.031211	**	$0.055624	**	$—		$0.084797	**		$—
Qualified Short-Term Capital Gains	$—		$—		$0.482179	***	$—		$—			$—

	Indonesia Index ETF		Israel ETF		Russia ETF		Russia Small-Cap ETF		Vietnam ETF
Total Distribution Paid Per Share	$0.342900		$0.076300		$0.798800		$1.584900				$0.070000
Ordinary Income Per Share	$0.342900		$0.076300		$0.793764		$1.584900				$0.063017
Return of Capital Per Share	$—		$—		$0.005036	(a)	$—				$0.006983	(a)
Long-Term Capital Gain Per Share	$—		$—		$—		$—				$—

Ordinary Income:
Qualified Dividend Income for Individuals	100.00	%*	2.47%		100.00	%*	49.78	%*			41.80	%*
Dividends Qualifying for the Dividends Received Deduction for Corporations	—		0.09%		—		—				—
Foreign Source Income	100.00	%*	17.08	%*	81.74	%*	53.25	%*			100.00	%*
Foreign Taxes Paid Per Share	$0.082761	**	$—		$0.087724	**	$0.088371	**			$0.009390	**
Qualified Short-Term Capital Gains	$—		$—		$—		$—				$—

*	Expressed as a percentage of the ordinary income distribution grossed up for foreign taxes.
**	The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.
***	This distribution represents Qualified Short-Term Capital Gains (“QSTG”) which may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.
(a)	A return of capital is not considered taxable income to shareholders. The portion of a distribution which is a dividend is includable in gross income while the portion of the distribution which is not a dividend shall be applied against and reduces the adjusted basis of the stock. Accordingly, shareholders who received these distributions should not include these amounts in taxable income, but instead should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid.

Please consult your tax advisor for proper treatment of this information.

73

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

December 31, 2020 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held Outside the Fund Complex[3] During Past Five Years
Independent Trustees
David H. Chow, 1957*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/ strategy consulting firm and Registered Investment Adviser), March 1999 to present.	56	Trustee, Berea College of Kentucky, May 2009 to present and currently Chairman of the Investment Committee; Member of the Governing Council of the Independent Directors Council, October 2012 to September 2020; Trustee, MainStay Fund Complex[4], January 2016 to present and currently Chairman of the Risk and Compliance Committee.

Laurie A. Hesslein, 1959*†	Trustee	Since 2019	Citigroup, Managing Director, and Business Head, Local Consumer Lending North America, and CEO and President, CitiFinancial Servicing LLC (2013 - 2017).	56	Trustee, First Eagle Senior Loan Fund. Formerly, Trustee, Eagle Growth and Income Opportunities Fund, March 2017 to December 2020.

R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle).	67	Chairman and Independent Director, EULAV Asset Management; Trustee, Kenyon Review; Trustee, Children’s Village. Formerly, Independent Director, Tremont offshore funds.

Peter J. Sidebottom, 1962*†	Trustee	Since 2012	Lead Partner, North America Banking and Capital Markets Strategy, Accenture, May 2017 to present; Partner, PWC/Strategy & Financial Services Advisory, February 2015 to March 2017; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to February 2016; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	56	Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to 2009; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to 2016.

Richard D. Stamberger, 1959*†	Trustee	Since 2006	Senior Vice President, B2B, Future Plc (global media company), July 2020 to present; President, CEO and co-founder, SmartBrief, Inc., 1999 to 2019.	67	Director, Food and Friends, Inc.
Interested Trustee
Jan F. van Eck, 1963[5]	Trustee, Chief Executive Officer and President	Trustee (Since 2006); Chief Executive Officer and President (Since 2009)	Director, President and Chief Executive Officer of Van Eck Associates Corporation (VEAC), Van Eck Absolute Return Advisers Corporation (VEARA) and Van Eck Securities Corporation (VESC); Officer and/or Director of other companies affiliated with VEAC and/or the Trust	67	Director, National Committee on US- China Relations.

[1]	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
[4]	The MainStay Fund Complex consists of MainStay Funds, MainStay Funds Trust, MainStay VP Funds Trust and MainStay MacKay Defined Term Municipal Opportunities Fund.
[5]	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of VEAC, VEARA and VESC.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
74

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officer Information
Matthew A. Babinsky, 1983	Assistant Vice President and Assistant Secretary	Since 2016	Assistant Vice President, Assistant General Counsel and Assistant Secretary of VEAC, VEARA and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Associate, Clifford Chance US LLP.

Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President of VEAC; Officer of other investment companies advised by VEAC and VEARA.

Charles T. Cameron, 1960	Vice President	Since 2006	Portfolio Manager of VEAC; Officer and/or Portfolio Manager of other investment companies advised by VEAC and VEARA. Formerly, Director of Trading of VEAC.

John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of VEAC and VEARA; Officer of other investment companies advised by VEAC and VEARA. Formerly, Vice President of VESC.

Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of VEAC.

Henry Glynn, 1983	Assistant Vice President	Since 2018	Head of ETF Capital Markets Europe of Van Eck Switzerland AG. Formerly, Member of the Capital Markets team at Vanguard Group.

F. Michael Gozzillo, 1965	Chief Compliance Officer	Since 2018	Vice President and Chief Compliance Officer of VEAC and VEARA; Chief Compliance Officer of VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Chief Compliance Officer of City National Rochdale, LLC and City National Rochdale Funds.

Laura Hamilton, 1977	Vice President	Since 2019	Assistant Vice President of VEAC and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Operations Manager of Royce & Associates.

Nicholas Jackson, 1974	Assistant Vice President	Since 2018	Director, Business Development of VanEck Australia Pty Ltd. Formerly, Vice President, Business Development of VanEck Australia Pty Ltd.

Laura I. Martínez, 1980	Vice President and Assistant Secretary	Vice President (Since 2016); Assistant Secretary (Since 2008)	Vice President, Associate General Counsel and Assistant Secretary of VEAC, VEARA and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Assistant Vice President of VEAC, VEARA and VESC.

Matthew McKinnon, 1970	Assistant Vice President	Since 2018	Head of Business Development of Asia Pacific of VanEck Australia Pty Ltd. Formerly, Director, Intermediaries and Institutions of VanEck Australia Pty Ltd.

Arian Neiron, 1979	Vice President	Since 2018	Managing Director and Head of Asia Pacific of VanEck Australia Pty Ltd.; Officer and/or Director of other companies affiliated with VEAC and/or the Trust.

James Parker, 1969	Assistant Treasurer	Since 2014	Assistant Vice President of VEAC; Manager, Portfolio Administration of VEAC and VEARA. Officer of other investment companies advised by VEAC and VEARA.

Adam Phillips, 1970	Vice President	Since 2018	ETF Chief Operating Officer of VEAC; Director of other companies affiliated with VEAC.

Philipp Schlegel, 1974	Vice President	Since 2016	Managing Director of Van Eck Switzerland AG.

Jonathan R. Simon, 1974	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President (Since 2016); Secretary and Chief Legal Officer (Since 2014)	Senior Vice President, General Counsel and Secretary of VEAC, VEARA and VESC; Officer and/or Director of other companies affiliated with VEAC and/or the Trust. Formerly, Vice President of VEAC, VEARA and VESC.

[1]	The address for each Officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Officers are elected yearly by the Trustees.
75

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INTLAR

ANNUAL REPORT December 31, 2020

VANECK VECTORS®

Agribusiness ETF	MOO®
Gold Miners ETF	GDX®
Junior Gold Miners ETF	GDXJ®
Low Carbon Energy ETF	SMOG®
Natural Resources ETF	HAP®
Oil Refiners ETF	CRAK®
Oil Services ETF	OIH®
Rare Earth/Strategic Metals ETF	REMX®
Steel ETF	SLX®
Unconventional Oil & Gas ETF	FRAK®
Uranium+Nuclear Energy ETF	NLR®

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of December 31, 2020.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

December 31, 2020 (unaudited)

Dear Fellow Shareholders:

The level of stimulus from the U.S. Federal Reserve (Fed) in 2020 was almost unprecedented and had investment consequences that endure into the new year of 2021. Financial markets benefited from the Fed stimulus and the case for gold investing solidified further.

As 2020 ends, the global economy continues to grow surprisingly well, supporting the markets, despite the social distancing that we all continue to feel in our personal lives. Important commodities like copper regained and passed pre-COVID-19 highs. In addition, in China, not only are higher real policy interest rates a sign of economic strength, but the country’s industrial recovery also points to all-time highs in activity, even though consumer activity lags a little.

We do, however, see two risks to markets in 2021: 1) an unforeseen rise in interest rates in the U.S. triggered by higher global growth or other factors; and 2) a bump in the return to full employment. As to the first risk, several assets like gold, commodities and bitcoin may not be fully reflecting inflationary risks which could be a consequence of the huge stimulus of 2020.

An incredible number of people have been laid off in the U.S. and, regardless of GDP numbers, people are unlikely to return quickly to work at pre-COVID-19 levels. Despite signature into law on December 27, 2020 of the Consolidated Appropriations Act, 2021, concern may remain high enough for policy makers to take additional steps (any of which, however, are, as yet, uncertain) that may impact the financial recovery.

The investing outlook sometimes does change suddenly, as it certainly did in 2020. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find a performance discussion and financial statements for each of the funds for the twelve month period ended December 31, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck Vectors ETF Trust

January 15, 2021

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETFs

MANAGEMENT DISCUSSION

December 31, 2020 (unaudited)

Market Review

All funds were to some extent affected not only by both the wide market sell off beginning in late-February and ensuing market volatility, sparked by the COVID-19 pandemic as it evolved globally, but also by the resulting destruction of the demand for many hard assets. However, remedial measures, both financial and fiscal, taken by central governments around the world in response to the crisis (including the asset purchasing program of the U.S. Federal Reserve), resulted in a positive “bounce back” in markets starting in April. By the end of 2020, the extent of the recovery, not least in demand for hard assets, varied considerably sector by sector and geographically.

Agribusiness

From highs at the very start of the year, the Fund plummeted in March, along with the market, to hit a low toward the end of the month. Thereafter, agribusiness stocks moved upward through the rest of the year. The Fund gained 14.73% for the 12 month period. All sectors contributed to the Fund’s positive performance, with the primary drivers being companies in the industrial and healthcare sectors. In the former, they were, in particular, those in the machinery segment. In the latter, they were those in the healthcare equipment and supplies segment involved in the wellbeing, health and safety of livestock, pets and also people. Companies in the consumer staples sector contributed the least. By far the greatest positive returns came from companies in the U.S., while the greatest negative returns came from those in Germany and Australia.

Gold Miners

The stocks of both major gold miners and their junior peers hit lows in mid-March. However, thereafter, on the back of falling U.S. interest rates, the many uncertainties that abounded in the market and a rise in the price of gold, they rose, albeit fitfully, over the rest of 2020. The larger gold miners (VanEck Vectors Gold Miners ETF) posted a gain of 23.30% and junior gold miners (VanEck Vectors Junior Gold Miners ETF) posted a gain of 30.07% for the 12 month period.

Among the larger mining stocks, Canadian companies, with the largest average country weighting, contributed by far the most to performance. Companies in Australia detracted the most from performance.

The situation was similar among the juniors, with Canada the strongest contributor, followed by Australia. Peru detracted the most from performance.

Low Carbon Energy

The performance of low carbon energy stocks during the 12 month period was very encouraging, with the Fund recording a gain of 118.65%. Companies in the consumer discretionary, information technology and industrial sectors contributed by far the most to performance. Only the energy sector detracted from performance and then only minimally. The U.S. was by far the best performing country. Only Singapore and Brazil detracted from performance and then only minimally.

Natural Resources

Having plummeted in mid-March, natural resources stocks staged a rally over the remainder of 2020 and the Fund gained 6.73% over the 12 months period under review. The materials and industrial sectors contributed most to performance and the energy sector was by far the greatest detractor from performance. Australian companies contributed the most to performance, while UK companies detracted the most.

2

Oil Refiners

Along with so many others, oil refining stocks hit low in March. Although they recovered somewhat thereafter, ending down from their highs at the start of 2020. The Fund recorded a loss of 11.50% over the 12 month period. Increasing prices for crude oil and continuing concerns around demand both contributed to a challenging environment for refiners.

Exposure to refiners in the U.S. contributed by far the most negatively to Fund’s total return. The only significant positive contributors were: Finland, India and South Korea.

Oil Services

From a high on January 6, oil services stocks fell precipitously over the next two months to hit a low on March 18. Thereafter, however, with drilling activity having slowed substantially, the Baker Hughes U.S. rig count fell over 56% from 805 at the end of 2019 to 351 at the close of 2020,1 they failed to make any significant recovery and the Fund ended the full 12 month period down 41.31%.

The oil service stocks in the U.S., with the largest average country weighting, detracted the most from performance and the Netherlands detracted the least.

Rare Earth and Strategic Metals

The Fund had a firm year in 2020, gaining 63.22%. Having hit a low on February 23, the Fund recovered steadily through the third quarter and then experienced a particularly strong final quarter for the year. The majority of the companies in Fund’s portfolio contributed positively to returns. Of the companies contributing positively, those involved in the mining of lithium and/or production of lithium contributed the most. The greatest detractors from performance were three companies with mining operations and/or production involving either titanium, or lithium or molybdenum. Small-cap companies performed much better than either their large- or mid-cap peers during the period under review.

Steel

Having hit lows toward the end of March, as demand recovered for steel recovered, steel stocks climbed during the rest of the year, ending it with a noticeable surge in the last two months. The Fund ended the year under review recording a gain of 20.57%. Australia and Brazil were the greatest contributors to performance. While no country detracted from performance, India contributed the least.

Unconventional Oil & Gas

From a peak for the year at the end of its first week, unconventional oil and gas stocks hit a trough on March 18, having fallen a little over 70%. Thereafter, as oil prices firmed from their significant (negative) low at the end of April, stocks benefited from a fitful, if partial, recovery over the remainder of the year, with a surge in the last two months. The Fund lost 30.65% over the period under review. Having started 2020 at $61.18 a barrel, and hit a low of -$37.63 on April 20, by the end of the year the front month2 West Texas Intermediate (WTI) crude oil price stood at $48.52. Consequently, unconventional oil and gas, particularly shale oil, companies had a challenging year. Both U.S. companies (on average approximately 86% of the Fund by weight during the period under review) and Canadian contributed negatively to performance.

3

VANECK VECTORS ETFs

MANAGEMENT DISCUSSION

(unaudited) (continued)

Uranium+Nuclear Energy

Having hit a high on February 21, stocks in the Fund plummeted nearly 35% over the next two months to hit a low on March 23. Thereafter, it clawed its way back up, but still ended the 12 month period only slightly up with a gain of 3.59%. Energy companies were the greatest contributors to the Fund’s positive total return, with only the industrial and utilities sectors detracting from performance. Geographically, companies in the Canada contributed the most to performance, while those in Japan and the U.S. were the greatest detractors from performance. According to the World Nuclear Association figures, in December 2020, there were some 441 operable nuclear power reactors in 32 countries and 54 power reactors currently under construction in 19 countries, notably China, India, South Korea and the UAE.3

[1]	Baker Hughes: Baker Hughes Rig Count, https://rigcount.bakerhughes.com/static-files/1686adeb-62c7-431d-91c0-f0ee02134bf9

[2]	Front month: “Used in the context of options and futures, the term Front Month means the month closest to delivery (futures) or expiration (options)—which is often in the same month.” www.wikinvest.com/wiki/Front_Month

[3]	World Nuclear Association: World Nuclear Power Reactors & Uranium Requirements, December 2020, https://www.world-nuclear.org/information-library/facts-and-figures/world-nuclear-power-reactors-and-uranium-requireme.aspx
4

VANECK VECTORS AGRIBUSINESS ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVMOOTR[1]	SPTR[2]
One Year	14.59%	14.73%	14.70%	18.40%
Five Year	12.59%	12.54%	12.47%	15.22%
Ten Year	5.70%	5.72%	5.90%	13.88%

[1]	MVIS® Global Agribusiness Index (MVMOOTR) is a rules based index intended to give investors a means of tracking the overall performance of the companies in the global agribusiness segment which includes: agri-chemicals, animal health and fertilizers, seeds and traits, from farm/irrigation equipment and farm machinery, aquaculture and fishing, livestock, cultivation and plantations (including grain, oil palms, sugar cane, tobacco leafs, grapevines etc.) and trading of agricultural products.

Index data prior to March 18, 2013 reflects that of the DAXglobal Agribusiness Index (DXAG). From March 18, 2013, forward, the index data reflects that of the MVIS® Global Agribusiness Index (MVMOOTR). All Index history reflects a blend of the performance of the aforementioned Indexes.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

5

VANECK VECTORS GOLD MINERS ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	GDMNTR[1]	SPTR[2]
One Year	23.67%	23.30%	23.69%	18.40%
Five Year	21.96%	21.93%	22.45%	15.22%
Ten Year	(4.59)%	(4.60)%	(4.17)%	13.88%

[1]	NYSE Arca Gold Miners Index (GDMNTR) is a modified market capitalization weighted index primarily comprised of publicly traded companies involved in the mining for gold and silver.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

6

VANECK VECTORS JUNIOR GOLD MINERS ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVGDXJTR[1]	SPTR[2]
One Year	30.41%	30.07%	30.89%	18.40%
Five Year	24.96%	24.96%	25.16%	15.22%
Ten Year	(8.50)%	(8.48)%	(8.10)%	13.88%

[1]	MVIS® Global Junior Gold Miners Index (MVGDXJTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of small-capitalization companies that are involved primarily in the mining for gold and/or silver.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

7

VANECK VECTORS LOW CARBON ENERGY ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	AGIXLT[1]	SPTR[2]
One Year	118.38%	118.65%	120.34%	18.40%
Five Year	25.74%	25.84%	26.21%	15.22%
Ten Year	11.87%	11.83%	11.71%	13.88%

[1]	Ardour Global IndexSM (Extra Liquid) (AGIXLT) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

8

VANECK VECTORS NATURAL RESOURCES ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	RVEIT[1]	SPTR[2]
One Year	6.32%	6.73%	6.35%	18.40%
Five Year	10.53%	10.55%	10.64%	15.22%
Ten Year	2.31%	2.36%	2.50%	13.88%

[1]	VanEck® Natural Resources Index (RVEIT) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

9

VANECK VECTORS OIL REFINERS ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVCRAKTR[1]	SPTR[2]
One Year	(11.20)%	(11.50)%	(11.90)%	18.40%
Five Year	7.20%	7.29%	7.19%	15.22%
Life*	6.77%	6.80%	6.79%	13.72%

*	Commencement of Fund: 8/18/15; First Day of Secondary Market Trading: 8/19/15

[1]	MVIS® Global Oil Refiners Index (MVCRAKTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies involved in crude oil refining which may include: gasoline, diesel, jet fuel, fuel oil, naphtha, and other petrochemicals.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

10

VANECK VECTORS OIL SERVICES ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVOIHTR[1]	SPTR[2]
One Year	(41.17)%	(41.31)%	(41.99)%	18.40%
Five Year	(20.38)%	(20.38)%	(20.62)%	15.22%
Life*	(14.61)%	(14.70)%	(14.87)%	15.39%

*	Commencement of Fund: 12/20/11; First Day of Secondary Market Trading: 12/21/11

[1]	MVIS® US Listed Oil Services 25 Index (MVOIHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies involved in oil services to the upstream oil sector.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

11

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVREMXTR[1]	SPTR[2]
One Year	64.70%	63.22%	61.53%	18.40%
Five Year	14.71%	14.14%	13.19%	15.22%
Ten Year	(10.76)%	(10.70)%	(11.22)%	13.88%

[1]	MVIS® Global Rare Earth/Strategic Metals Index (MVREMXTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies involved in the rare earth and strategic metals segment.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

12

VANECK VECTORS STEEL ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	STEEL[1]	SPTR[2]
One Year	20.82%	20.57%	21.29%	18.40%
Five Year	21.40%	21.35%	21.74%	15.22%
Ten Year	(1.94)%	(1.94)%	(1.68)%	13.88%

[1]	NYSE Arca Steel Index (STEEL) is a modified market capitalization weighted index comprised of common stocks and ADRs of selected companies that are primarily involved in a variety of activities that are related to steel production.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

13

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVFRAKTR[1]	SPTR[2]
One Year	(30.42)%	(30.65)%	(30.98)%	18.40%
Five Year	(9.50)%	(9.46)%	(9.37)%	15.22%
Life*	(11.45)%	(11.45)%	(11.36)%	14.54%

*	Commencement of Fund: 2/14/12; First Day of Secondary Market Trading: 2/15/12

[1]	MVIS® Global Unconventional Oil & Gas Index (MVFRAKTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies involved in the exploration, development, extraction and/or production of unconventional oil and natural gas.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

14

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

PERFORMANCE COMPARISON

December 31, 2020 (unaudited)

	Average Annual Total Returns
	Share Price	NAV	MVNLRTR[1]	SPTR[2]
One Year	3.49%	3.59%	3.19%	18.40%
Five Year	5.24%	5.22%	4.79%	15.22%
Ten Year	(0.38)%	(0.33)%	(0.76)%	13.88%

[1]	MVIS® Global Uranium & Nuclear Energy Index (MVNLRTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of companies involved in uranium and nuclear energy.

Index data prior to March 24, 2014 reflects that of the DAXglobal® Nuclear Energy Index (DXNE). From March 24, 2014, forward, the index data reflects that of the MVIS® Global Uranium & Nuclear Energy Index (MVNLRTR). All index history reflects a blend of the performance of the aforementioned Indexes.

[2]	The S&P 500 Index (SPTR) is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years. The result is compared with the Fund’s benchmark and a broad-based index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

15

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for certain Funds reflect temporary waivers of expenses and/or fees. Had these Funds incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

The Gold Miners Index and Steel Index are published by ICE Data Indices, LLC (ICE Data). The Agribusiness Index, Junior Gold Miners Index, Oil & Gas Index, Oil Refiners Index, Oil Services Index, Rare Earth/Strategic Metals Index and Uranium & Nuclear Energy Index are published by MV Index Solutions GmbH (MVIS®), which is a wholly owned subsidiary of the Adviser, Van Eck Associates Corporation. The Natural Resources Index and the Ardour Global Index are published by S-Network Global Indexes, LLC (S-Network).

ICE Data, MVIS, S-Network, and Ardour are referred to herein as the “Index Providers”. The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

16

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2020 to December 31, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

17

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* July 1, 2020 - December 31, 2020
Agribusiness ETF
Actual	$1,000.00	$1,306.30	0.54%	$3.13
Hypothetical**	$1,000.00	$1,022.42	0.54%	$2.75
Gold Miners ETF
Actual	$1,000.00	$988.00	0.51%	$2.55
Hypothetical**	$1,000.00	$1,022.57	0.51%	$2.59
Junior Gold Miners ETF
Actual	$1,000.00	$1,113.60	0.51%	$2.71
Hypothetical**	$1,000.00	$1,022.57	0.51%	$2.59
Low Carbon Energy ETF
Actual	$1,000.00	$2,026.30	0.62%	$4.72
Hypothetical**	$1,000.00	$1,022.02	0.62%	$3.15
Natural Resources ETF
Actual	$1,000.00	$1,302.90	0.50%	$2.89
Hypothetical**	$1,000.00	$1,022.62	0.50%	$2.54
Oil Refiners ETF
Actual	$1,000.00	$1,173.60	0.60%	$3.28
Hypothetical**	$1,000.00	$1,022.12	0.60%	$3.05
Oil Services ETF
Actual	$1,000.00	$1,279.30	0.35%	$2.01
Hypothetical**	$1,000.00	$1,023.38	0.35%	$1.78
Rare Earth/Strategic Metals ETF
Actual	$1,000.00	$1,923.60	0.59%	$4.34
Hypothetical**	$1,000.00	$1,022.17	0.59%	$3.00
Steel ETF
Actual	$1,000.00	$1,647.80	0.56%	$3.73
Hypothetical**	$1,000.00	$1,022.32	0.56%	$2.85
Unconventional Oil & Gas ETF
Actual	$1,000.00	$1,180.50	0.54%	$2.96
Hypothetical**	$1,000.00	$1,022.42	0.54%	$2.75
Uranium+Nuclear Energy ETF
Actual	$1,000.00	$1,187.90	0.60%	$3.30
Hypothetical**	$1,000.00	$1,022.12	0.60%	$3.05

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended December 31, 2020) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
18

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 1.6%
2,678,469	Incitec Pivot Ltd. * #	$4,715,643
1,153,528	Treasury Wine Estates Ltd. † #	8,352,017
		13,067,660
Brazil: 2.8%
2,668,300	Rumo SA * #	9,868,315
305,465	Yara International ASA (NOK) #	12,690,585
		22,558,900
Canada: 5.6%
917,369	Nutrien Ltd. (USD)	44,180,491
Chile: 1.1%
182,851	Sociedad Quimica y Minera de Chile SA (ADR)	8,976,156
China / Hong Kong: 5.0%
3,077,000	China Mengniu Dairy Co. Ltd. #	18,548,334
6,064,351	Wilmar International Ltd. (SGD) #	21,350,719
		39,899,053
Denmark: 1.2%
92,202	Bakkafrost P/F (NOK) #	6,592,274
25,992	Schouw & Co. AB #	2,631,869
		9,224,143
Germany: 7.4%
935,728	Bayer AG #	55,210,543
359,589	K+S AG #	3,454,507
		58,665,050
Indonesia: 0.2%
13,190,845	Golden Agri-Resources Ltd. (SGD) #	1,586,724
Israel: 0.9%
1,382,066	ICL Group Ltd. (USD) †	6,979,433
Japan: 5.8%
1,654,430	Kubota Corp. † #	36,148,853
74,800	Maruha Nichiro Corp. #	1,610,731
152,200	Nippon Meat Packers, Inc. #	6,704,213
443,400	Nippon Suisan Kaisha Ltd. #	1,832,983
		46,296,780
Malaysia: 2.3%
4,884,355	IOI Corp. Bhd #	5,307,132
625,170	Kuala Lumpur Kepong Bhd #	3,682,502
1,052,080	PPB Group Bhd #	4,846,518
3,852,800	Sime Darby Plantation Bhd #	4,788,966
		18,625,118
Netherlands: 0.4%
147,116	OCI NV * † #	2,834,775
Norway: 3.4%
500,114	Leroy Seafood Group ASA #	3,533,606
795,815	Mowi ASA #	17,793,804
92,844	Salmar ASA #	5,447,609
		26,775,019
Russia: 0.4%
232,966	PhosAgro PJSC Reg S (GDR) #	3,177,049
Number of Shares		Value

Singapore: 0.8%
14,420,500	Charoen Pokphand Indonesia Tbk PT #	$6,706,461
Switzerland: 0.8%
13,316	Bucher Industries AG #	6,116,871
Taiwan: 0.4%
1,488,000	Taiwan Fertilizer Co. Ltd. #	2,874,579
Thailand: 1.1%
9,638,136	Charoen Pokphand Foods (NVDR) #	8,605,100
United Kingdom: 3.6%
1,772,527	CNH Industrial NV (USD) *	22,759,247
104,406	Genus Plc #	5,971,697
		28,730,944
United States: 55.1%
86,824	AGCO Corp.	8,950,686
768,615	Archer-Daniels-Midland Co.	38,745,882
43,967	Balchem Corp.	5,065,878
200,975	Bunge Ltd.	13,179,940
252,252	CF Industries Holdings, Inc.	9,764,675
1,080,198	Corteva, Inc.	41,825,267
207,307	Darling Ingredients, Inc. *	11,957,468
240,522	Deere & Co.	64,712,444
311,255	Elanco Animal Health, Inc. *	9,546,191
181,537	FMC Corp.	20,864,047
110,696	IDEXX Laboratories, Inc. *	55,333,610
65,727	Neogen Corp. *	5,212,151
97,356	Pilgrim’s Pride Corp. *	1,909,151
28,003	Sanderson Farms, Inc.	3,701,997
575,830	The Mosaic Co.	13,249,848
158,693	Toro Co.	15,050,444
188,599	Tractor Supply Co.	26,513,247
435,014	Tyson Foods, Inc.	28,032,302
386,216	Zoetis, Inc.	63,918,748
		437,533,976
Total Common Stocks (Cost: $653,814,085)		793,414,282
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $434,046)
Money Market Fund: 0.1%
434,046	State Street Navigator Securities Lending Government Money Market Portfolio	434,046
Total Investments: 100.0% (Cost: $654,248,131)		793,848,328
Liabilities in excess of other assets: (0.0)%		(47,854)
NET ASSETS: 100.0%		$793,800,474

See Notes to Financial Statements

19

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $35,130,908.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $272,984,979 which represents 34.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.3%	$26,513,247
Consumer Staples	29.4	233,419,999
Health Care	23.9	189,221,243
Industrials	20.6	163,606,860
Materials	22.8	180,652,933
	100.0%	$793,414,282

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$13,067,660	$—	$13,067,660
Brazil	—	22,558,900	—	22,558,900
Canada	44,180,491	—	—	44,180,491
Chile	8,976,156	—	—	8,976,156
China / Hong Kong	—	39,899,053	—	39,899,053
Denmark	—	9,224,143	—	9,224,143
Germany	—	58,665,050	—	58,665,050
Indonesia	—	1,586,724	—	1,586,724
Israel	6,979,433	—	—	6,979,433
Japan	—	46,296,780	—	46,296,780
Malaysia	—	18,625,118	—	18,625,118
Netherlands	—	2,834,775	—	2,834,775
Norway	—	26,775,019	—	26,775,019
Russia	—	3,177,049	—	3,177,049
Singapore	—	6,706,461	—	6,706,461
Switzerland	—	6,116,871	—	6,116,871
Taiwan	—	2,874,579	—	2,874,579
Thailand	—	8,605,100	—	8,605,100
United Kingdom	22,759,247	5,971,697	—	28,730,944
United States	437,533,976	—	—	437,533,976
Money Market Fund	434,046	—	—	434,046
Total	$520,863,349	$272,984,979	$—	$793,848,328

See Notes to Financial Statements

20

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 14.7%
100,622,799	Evolution Mining Ltd. ‡ #	$387,584,793
51,818,427	Gold Road Resources Ltd. ‡ * #	52,987,929
39,230,743	Newcrest Mining Ltd. † #	783,668,514
43,635,019	Northern Star Resources Ltd. ‡ † #	426,875,246
41,436,303	OceanaGold Corp. (CAD) ‡ *	80,010,444
72,189,343	Perseus Mining Ltd. ‡ * † #	72,435,336
47,642,610	Ramelius Resources Ltd. ‡ #	62,075,381
30,121,307	Regis Resources Ltd. ‡ † #	87,000,503
65,007,914	Resolute Mining Ltd. ‡ * † #	39,928,687
65,228,373	Saracen Mineral Holdings Ltd. ‡ * #	239,553,823
51,915,555	Silver Lake Resources Ltd. ‡ * † #	71,711,925
41,537,810	St. Barbara Ltd. ‡ #	75,627,992
24,849,018	Westgold Resources Ltd. ‡ * † #	50,723,137
		2,430,183,710
Brazil: 4.9%
19,480,509	Wheaton Precious Metals Corp. (USD)	813,116,446
Burkina Faso: 0.6%
27,901,949	IAMGOLD Corp. (USD) ‡ *	102,400,153
Canada: 46.4%
11,394,470	Agnico-Eagle Mines Ltd. (USD)	803,424,080
23,125,489	Alamos Gold, Inc. (USD) ‡	202,348,029
61,867,571	B2Gold Corp. (USD) ‡ †	346,458,398
75,436,658	Barrick Gold Corp. (USD)	1,718,447,069
10,653,498	Dundee Precious Metals, Inc. ‡	76,514,526
14,251,485	Equinox Gold Corp. (USD) ‡ * †	147,360,355
13,026,815	First Majestic Silver Corp. (USD) ‡ * †	175,080,394
10,847,127	Fortuna Silver Mines, Inc. (USD) ‡ * †	89,380,326
8,095,944	Franco-Nevada Corp. (USD) †	1,014,664,661
12,904,095	K92 Mining, Inc. ‡ * †	77,080,191
74,100,822	Kinross Gold Corp. (USD) ‡	543,900,033
17,156,335	Kirkland Lake Gold Ltd. ‡ †	708,338,478
39,832,868	New Gold, Inc. (USD) ‡ * †	87,233,981
9,827,973	Osisko Gold Royalties Ltd. (USD) ‡ †	124,618,698
12,377,060	Pan American Silver Corp. (USD) ‡ †	427,132,341
11,027,161	Pretium Resources, Inc. (USD) ‡ *	126,591,808
11,327,735	Sandstorm Gold Ltd. (USD) ‡ * †	81,219,860
10,317,303	Silvercorp Metals, Inc. (USD) ‡	69,022,757
12,924,478	SSR Mining, Inc. (USD) ‡ * †	259,911,253
9,869,176	Teranga Gold Corp. ‡ *	105,818,637
5,036,836	Torex Gold Resources, Inc. ‡ *	75,473,469
8,193,067	Wesdome Gold Mines Ltd. ‡	68,296,995
56,099,290	Yamana Gold, Inc. (USD) ‡ †	320,326,946
		7,648,643,285
China / Hong Kong: 3.4%
153,690,000	Zhaojin Mining Industry Co. Ltd. ‡ † #	183,114,692
337,882,000	Zijin Mining Group Ltd. ‡ #	382,742,128
		565,856,820
Egypt: 0.7%
68,073,818	Centamin Plc (GBP) ‡ #	115,183,901
Ivory Coast: 1.4%
9,601,162	Endeavour Mining Corp. (CAD) ‡ * †	223,223,248
Number of Shares		Value

Kyrgyzstan: 1.2%
17,418,122	Centerra Gold, Inc. (CAD) ‡	$201,525,211
Peru: 1.1%
14,941,172	Cia de Minas Buenaventura SAA (ADR) ‡	182,132,887
South Africa: 4.3%
5,091,512	DRDGOLD Ltd. (ADR) †	59,723,436
52,019,222	Gold Fields Ltd. (ADR) ‡	482,218,188
36,275,670	Harmony Gold Mining Co. Ltd. (ADR) ‡ * †	169,770,136
		711,711,760
Tanzania: 3.4%
24,549,819	AngloGold Ashanti Ltd. (ADR) ‡	555,316,906
Turkey: 0.8%
10,293,691	Eldorado Gold Corp. (USD) ‡ *	136,597,279
United States: 17.0%
14,353,458	Coeur Mining, Inc. ‡ *	148,558,290
31,271,109	Hecla Mining Co. ‡	202,636,786
34,082,270	Newmont Mining Corp.	2,041,187,150
3,863,433	Royal Gold, Inc. ‡	410,914,734
		2,803,296,960
Total Common Stocks (Cost: $12,735,548,205)		16,489,188,566
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $124,038,217)
Money Market Fund: 0.8%
124,038,217	State Street Navigator Securities Lending Government Money Market Portfolio	124,038,217
Total Investments: 100.7% (Cost: $12,859,586,422)		16,613,226,783
Liabilities in excess of other assets: (0.7)%		(109,708,141)
NET ASSETS: 100.0%		$16,503,518,642

See Notes to Financial Statements

21

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $277,024,023.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,031,213,987 which represents 18.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	94.2%	$15,525,935,962
Silver Mining	5.8	963,252,604
	100.0%	$16,489,188,566

A summary of the Fund’s transactions in securities of affiliates for the period ended December 31, 2020 is set forth below:

Affiliates	Value 12/31/19	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/20
Alacer Gold Corp.	$98,668,191	$23,479,339	$(87,443,819)	$6,398,663	$—	$(41,102,374)	$—
Alamos Gold, Inc.	148,183,745	69,824,462	(70,228,876)	13,566,564	1,462,198	41,002,134	202,348,029
AngloGold Ashanti Ltd.	583,793,728	223,915,137	(236,599,782)	68,458,792	2,428,226	(84,250,969)	555,316,906
B2Gold Corp.	258,816,788	124,654,659	(117,606,011)	31,255,292	6,582,406	49,337,670	346,458,398
Centamin Plc	122,016,193	50,360,399	(53,172,665)	455,652	7,304,490	(4,475,678)	115,183,901
Centerra Gold, Inc.	147,155,926	62,533,448	(60,276,152)	11,065,204	2,182,200	41,046,785	201,525,211
Cia de Minas Buenaventura SAA	241,158,385	60,805,301	(61,521,693)	(22,570,992)	—	(35,738,114)	182,132,887
Coeur Mining, Inc.	122,252,687	33,750,847	(30,587,676)	(8,250,160)	—	31,392,592	148,558,290
Detour Gold Corp.	216,419,234	7,651,600	(146,064,807)	1,175,124	—	(79,181,151)	—
Dundee Precious Metals, Inc.	48,403,977	22,336,899	(21,525,331)	1,279,615	934,164	26,019,366	76,514,526
Eldorado Gold Corp.	80,070,037	41,217,438	(32,685,138)	(7,294,498)	—	55,289,440	136,597,279
Endeavour Mining Corp.	130,838,546	136,017,029	(62,413,798)	2,553,193	—	16,228,278	223,223,248
Equinox Gold Corp.	—	130,486,130	(16,211,552)	4,389,466	—	28,696,311	147,360,355
Evolution Mining Ltd.	285,107,900	135,794,379	(138,179,480)	27,420,513	10,923,459	77,441,481	387,584,793
First Majestic Silver Corp.	157,985,327	49,981,032	(39,240,752)	648,219	—	5,706,568	175,080,394
Fortuna Silver Mines, Inc.	—	54,887,457	(6,660,564)	1,554,958	—	39,598,475	89,380,326
Gold Fields Ltd.	344,138,678	192,542,200	(159,587,145)	46,078,756	7,705,749	59,045,699	482,218,188
Gold Road Resources Ltd.	—	62,115,502	(6,343,025)	197,089	—	(2,981,637)	52,987,929
Harmony Gold Mining Co. Ltd.	123,865,219	70,470,139	(46,171,900)	11,935,413	—	9,671,265	169,770,136
Hecla Mining Co.	105,703,007	46,327,453	(35,294,921)	(1,679,938)	482,111	87,581,185	202,636,786
Highland Gold Mining Ltd.	59,183,929	19,549,524	(103,115,165)	28,379,340	790,295	(3,997,628)	—
IAMGOLD Corp.	109,845,516	37,814,744	(38,157,475)	(11,967,362)	—	4,864,730	102,400,153
K92 Mining, Inc.	—	78,030,784	(1,235,816)	38,701	—	246,522	77,080,191
Kinross Gold Corp.	373,867,149	194,941,877	(194,676,600)	44,149,511	4,349,142	125,618,096	543,900,033
Kirkland Lake Gold Ltd.	563,145,549	407,473,090	(252,417,777)	71,977,919	9,078,199	(81,840,303)	708,338,478
New Gold, Inc.	37,261,514	57,414,015	(39,381,845)	(19,704,784)	—	51,645,081	87,233,981
Northern Star Resources Ltd.	322,344,397	151,189,155	(117,837,924)	44,394,127	7,662,572	26,785,491	426,875,246
OceanaGold Corp.	77,002,870	31,837,853	(23,029,405)	(11,512,591)	—	5,711,717	80,010,444
Osisko Gold Royalties Ltd.	96,177,657	41,679,568	(36,993,180)	(5,772,774)	1,406,620	29,527,427	124,618,698
Pan American Silver Corp.	312,466,101	125,082,835	(120,997,320)	23,757,416	2,625,373	86,823,309	427,132,341
Perseus Mining Ltd.	59,258,632	23,165,105	(20,224,386)	549,755	—	9,686,230	72,435,336
Pretium Resources, Inc.	129,804,682	42,655,984	(39,023,308)	(5,473,459)	—	(1,372,091)	126,591,808
Ramelius Resources Ltd.	—	66,080,967	(6,411,602)	344,405	638,874	2,061,611	62,075,381
Regis Resources Ltd.	96,922,314	36,442,451	(37,429,290)	(4,913,546)	3,278,010	(4,021,426)	87,000,503
Resolute Mining Ltd.	50,094,493	18,369,613	(12,473,628)	(2,451,272)	—	(13,610,519)	39,928,687
Royal Gold, Inc.	504,581,618	170,503,257	(182,916,455)	18,155,155	4,301,967	(99,408,841)	410,914,734

See Notes to Financial Statements

22

Affiliates (continued)	Value 12/31/19	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/20
Sandstorm Gold Ltd.	$81,945,776	$38,782,215	$(30,800,854)	$5,272,822	$—	$(13,980,099)	$81,219,860
Saracen Mineral Holdings Ltd.	161,141,752	80,632,557	(82,863,350)	28,142,859	—	52,500,005	239,553,823
Semafo, Inc.	43,820,064	10,812,106	(76,410,482)	(3,943,726)	—	25,722,038	—
Silver Lake Resources Ltd.	—	70,369,242	(8,736,062)	1,413,164	—	8,665,581	71,711,925
Silvercorp Metals, Inc.	61,254,547	21,676,270	(18,652,966)	(3,239,802)	246,768	7,984,708	69,022,757
SSR Mining, Inc.	149,124,556	121,948,394	(57,206,383)	8,224,944	—	37,819,742	259,911,253
St. Barbara Ltd.	83,729,671	30,261,229	(30,686,751)	(10,224,900)	2,265,680	2,548,743	75,627,992
Teranga Gold Corp.	—	82,517,522	(11,096,724)	2,530,353	—	31,867,486	105,818,637
Torex Gold Resources, Inc.	84,910,581	27,326,872	(27,669,854)	(1,437,911)	—	(7,656,219)	75,473,469
Wesdome Gold Mines Ltd.	67,489,359	25,805,788	(25,134,107)	(646,817)	—	782,772	68,296,995
Westgold Resources Ltd.	—	50,339,121	—	—	—	384,016	50,723,137
Yamana Gold, Inc.	236,234,921	105,437,178	(106,257,372)	16,512,464	3,961,281	68,399,755	320,326,946
Zhaojin Mining Industry Co. Ltd.	72,449,148	157,014,167	(36,598,920)	3,599,979	322,863	(13,349,682)	183,114,692
Zijin Mining Group Ltd.	179,209,244	76,610,011	(74,272,776)	9,633,663	4,448,329	191,561,986	382,742,128
	$7,227,843,608	$4,000,914,344	$(3,240,522,864)	$414,424,558	$85,380,976	$852,297,564	$9,254,957,210

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$80,010,444	$2,350,173,266	$—	$2,430,183,710
Brazil	813,116,446	—	—	813,116,446
Burkina Faso	102,400,153	—	—	102,400,153
Canada	7,648,643,285	—	—	7,648,643,285
China / Hong Kong	—	565,856,820	—	565,856,820
Egypt	—	115,183,901	—	115,183,901
Ivory Coast	223,223,248	—	—	223,223,248
Kyrgyzstan	201,525,211	—	—	201,525,211
Peru	182,132,887	—	—	182,132,887
South Africa	711,711,760	—	—	711,711,760
Tanzania	555,316,906	—	—	555,316,906
Turkey	136,597,279	—	—	136,597,279
United States	2,803,296,960	—	—	2,803,296,960
Money Market Fund	124,038,217	—	—	124,038,217
Total	$13,582,012,796	$3,031,213,987	$—	$16,613,226,783

See Notes to Financial Statements

23

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 99.8%
Australia: 21.2%
23,356,793	Alkane Resources Ltd. * † #	$17,275,921
58,963,102	Aurelia Metals Ltd. † #	19,605,835
1	Australian Strategic Materials Ltd. * #	5
34,802,941	Bellevue Gold Ltd. * #	30,195,551
27,526,714	Dacian Gold Ltd. * #	8,710,018
54,219,080	De Grey Mining Ltd. * #	42,710,029
60,229,981	Evolution Mining Ltd. #	231,997,370
41,522,835	Gold Road Resources Ltd. * #	42,459,973
32,016,457	Northern Star Resources Ltd. #	313,212,490
32,019,967	OceanaGold Corp. (CAD) *	61,828,194
57,856,499	Perseus Mining Ltd. * #	58,053,651
35,876,981	Ramelius Resources Ltd. #	46,745,492
79,558,808	Red 5 Ltd. * † #	15,915,335
22,973,657	Regis Resources Ltd. #	66,355,677
40,794,699	Resolute Mining Ltd. * #	25,056,623
45,970,993	Saracen Mineral Holdings Ltd. * #	168,830,320
39,094,661	Silver Lake Resources Ltd. * #	54,002,185
33,686,229	St. Barbara Ltd. #	61,332,600
42,463,373	West African Resources Ltd. * #	34,236,366
19,037,415	Westgold Resources Ltd. * #	38,860,184
		1,337,383,819
Burkina Faso: 1.2%
20,537,733	IAMGOLD Corp. (USD) *	75,373,480
Canada: 48.9%
16,298,396	Alamos Gold, Inc. (USD)	142,610,965
7,402,796	Alexco Resource Corp. (USD) ‡ *	23,466,863
5,221,283	Americas Gold & Silver Corp. (USD) * †	16,864,744
42,383,605	B2Gold Corp. (USD) †	237,348,188
7,322,012	Dundee Precious Metals, Inc.	52,587,449
8,952,980	Endeavour Silver Corp. (USD) ‡ * †	45,123,019
11,282,484	Equinox Gold Corp. (USD) * †	116,660,885
9,559,533	First Majestic Silver Corp. (USD) * †	128,480,124
9,320,368	Fortuna Silver Mines, Inc. (USD) ‡ * †	76,799,832
13,427,417	Freegold Ventures Ltd. ‡ * †	8,326,263
11,967,553	Gold Standard Ventures Corp. (USD) * †	8,662,115
8,440,556	GoldMining, Inc. ‡ * †	18,351,915
2,719,333	Gran Colombia Gold Corp. †	17,203,943
2,465,592	Great Bear Resources Ltd. * †	32,784,245
20,065,005	Great Panther Silver Ltd. (USD) ‡ *	17,099,397
10,343,848	K92 Mining, Inc. *	61,787,036
6,486,591	Karora Resources, Inc. * †	19,195,014
4,446,478	Lundin Gold, Inc. * †	38,147,570
4,033,083	MAG Silver Corp. (USD) * †	82,758,863
18,363,101	McEwen Mining, Inc. (USD) * †	18,087,655
2,132,699	Metalla Royalty & Streaming Ltd. (USD) ‡ * †	26,786,699
3,267,522	New Found Gold Corp. *	10,438,630
30,364,540	New Gold, Inc. (USD) *	66,498,343
4,781,596	New Pacific Metals Corp. * †	30,138,317
11,254,286	NovaGold Resources, Inc. (USD) *	108,828,946
7,877,443	Novo Resources Corp. * †	14,716,102
7,159,746	Orla Mining Ltd. * †	38,552,478
5,312,731	Osisko Gold Royalties Ltd. (USD) †	67,365,429
13,598,365	Osisko Mining, Inc. *	39,492,897
Number of Shares		Value

Canada: (continued)
10,754,374	Pan American Silver Corp. (USD) ‡ †	$371,133,447
8,368,111	Premier Gold Mines Ltd. * †	19,770,812
8,091,109	Pretium Resources, Inc. (USD) *	92,885,931
16,094,526	Pure Gold Mining, Inc. *	32,593,310
15,272,479	Roxgold, Inc. *	19,300,386
16,872,120	Sabina Gold and Silver Corp. ‡ *	43,570,859
9,854,175	Sandstorm Gold Ltd. (USD) ‡ * †	70,654,435
3,285,125	Seabridge Gold, Inc. (USD) * †	69,217,584
8,964,873	Silvercorp Metals, Inc. (USD) ‡	59,975,000
6,386,423	SilverCrest Metals, Inc. (USD) * †	71,400,209
10,102,173	SSR Mining, Inc. (USD) * †	203,154,699
1,694,754	Sulliden Mining Capital, Inc. *	93,118
5,431,004	Teranga Gold Corp. *	58,231,958
3,209,456	Torex Gold Resources, Inc. *	48,091,456
1,481,553	Victoria Gold Corp. * †	14,175,927
32,282,560	Wallbridge Mining Co. Ltd. * †	19,764,833
6,721,354	Wesdome Gold Mines Ltd.	56,028,869
48,209,422	Yamana Gold, Inc. (USD) ‡	275,275,800
		3,090,482,559
China / Hong Kong: 0.9%
19,287,400	Real Gold Mining Ltd. * # ∞	2
50,441,500	Zhaojin Mining Industry Co. Ltd. #	60,098,769
		60,098,771
Egypt: 1.2%
44,690,311	Centamin Plc (GBP) #	75,617,976
Indonesia: 1.6%
597,587,900	Merdeka Copper Gold Tbk PT #	103,434,334
Ivory Coast: 2.0%
5,376,220	Endeavour Mining Corp. (CAD) *	124,995,005
Kyrgyzstan: 1.5%
8,071,906	Centerra Gold, Inc. (CAD)	93,390,812
Mexico: 1.9%
7,005,456	Industrias Penoles, SAB de CV	118,405,936
Peru: 2.5%
9,533,508	Cia de Minas Buenaventura SAA (ADR)	116,213,463
14,608,022	Hochschild Mining Plc (GBP) #	41,615,298
		157,828,761
Russia: 0.9%
128,243,111	Petropavlovsk Plc (GBP) * † #	56,863,709
South Africa: 7.1%
1,529,673	DRDGOLD Ltd. (ADR)	17,943,064
5,348,490	DRDGOLD Ltd. #	6,450,794
34,652,715	Gold Fields Ltd. (ADR)	321,230,668
22,632,344	Harmony Gold Mining Co. Ltd. (ADR) * †	105,919,370
		451,543,896
Turkey: 2.3%
8,447,356	Eldorado Gold Corp. (USD) *	112,096,414
2,601,074	Koza Altin Isletmeleri AS #	33,820,474
		145,916,888
United Kingdom: 1.8%
220,197,941	Greatland Gold Plc ‡ * † #	111,017,621

See Notes to Financial Statements

24

Number of Shares		Value

United States: 4.8%
15,053,862	Argonaut Gold, Inc. (CAD) ‡ * †	$32,376,438
9,422,988	Coeur Mining, Inc. *	97,527,926
1,031,283	Fortitude Gold Corp. * # ∞	1,082,847
1,144,033	Gatos Silver, Inc. *	14,906,750
3,595,560	Gold Resource Corp. ‡ †	10,463,080
3,162,831	Golden Star Resources Ltd. * †	11,734,103
20,529,833	Hecla Mining Co.	133,033,318
		301,124,462
Total Common Stocks (Cost: $4,965,909,156)		6,303,478,029
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0% (Cost: $187,646,529)
Money Market Fund: 3.0%
187,646,529	State Street Navigator Securities Lending Government Money Market Portfolio	187,646,529
Total Investments: 102.8% (Cost: $5,153,555,685)		6,491,124,558
Liabilities in excess of other assets: (2.8)%		(176,156,886)
NET ASSETS: 100.0%		$6,314,967,672

See Notes to Financial Statements

25

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $281,119,293.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,765,557,449 which represents 28.0% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	3.5%	$220,103,401
Environmental & Facilities Services	0.4	23,466,863
Gold	76.9	4,849,903,255
Precious Metals & Minerals	4.1	256,178,859
Silver	15.1	953,825,651
	100.0%	$6,303,478,029

A summary of the Fund’s transactions in securities of affiliates for the period ended December 31, 2020 is set forth below:

Affiliates	Value 12/31/19	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/20
Alexco Resource Corp.	$—	$16,129,139	$(3,577,284)	$633,547	$—	$10,281,461	$23,466,863
Argonaut Gold, Inc.	14,435,644	20,728,712	(6,297,537)	(2,334,980)	—	5,844,599	32,376,438
Dacian Gold Ltd.	13,018,355	10,334,100	(4,010,317)	(1,068,499)	—	(9,563,621)	—	(a)
Detour Gold Corp.	181,734,099	1,177,961	(165,579,677)	42,521,899	—	(59,854,282)	—
Eldorado Gold Corp.	73,147,045	45,938,637	(45,375,757)	(2,226,663)	—	40,613,152	—	(a)
Endeavour Silver Corp.	20,422,974	14,975,675	(8,509,370)	(3,449,756)	—	21,683,496	45,123,019
First Majestic Silver Corp.	124,793,167	55,686,413	(51,401,503)	(1,232,860)	—	634,907	—	(a)
Fortuna Silver Mines, Inc.	34,976,747	24,569,297	(17,955,894)	(660,728)	—	35,870,410	76,799,832
Freegold Ventures Ltd.	—	9,086,656	(32,099)	(2,895)	—	(725,399)	8,326,263
Gold Resource Corp.	19,463,815	8,023,749	(8,472,762)	(216,885)	130,902	(8,334,837)	10,463,080
GoldMining, Inc.	—	19,631,802	(71,012)	566	—	(1,209,441)	18,351,915
Great Panther Silver Ltd.	9,618,682	7,443,222	(4,856,423)	(2,541,441)	—	7,435,357	17,099,397
Greatland Gold Plc	—	87,893,909	(1,072,482)	237,518	—	23,958,676	111,017,621
Harmony Gold Mining Co. Ltd.	109,086,669	65,368,350	(79,397,614)	7,617,436	—	3,244,529	—	(a)
IAMGOLD Corp.	89,982,908	38,122,757	(43,986,475)	(13,906,734)	—	5,161,024	—	(a)
Metalla Royalty & Streaming Ltd.	—	24,901,225	(90,634)	(3,801)	—	1,979,909	26,786,699
Pan American Silver Corp.	281,572,897	163,095,144	(152,642,674)	1,994,814	2,198,573	77,113,266	371,133,447
Perseus Mining Ltd.	52,403,324	33,458,496	(30,287,226)	8,114,862	—	(5,635,805)	—	(a)
Ramelius Resources Ltd.	31,267,811	24,858,473	(18,690,672)	4,711,301	474,979	4,598,579	—	(a)
Regis Resources Ltd.	81,384,318	41,346,935	(47,340,668)	(6,424,673)	2,723,608	(2,610,235)	—	(a)
Roxgold, Inc.	15,552,339	8,840,398	(10,676,149)	(680,776)	—	6,264,574	—	(a)
Royal Nickel Corp.	12,503,299	3,343,590	(16,223,163)	(2,290,301)	—	2,666,575	—
Sabina Gold and Silver Corp.	—	38,306,735	(160,325)	12,600	—	5,411,849	43,570,859
Sandstorm Gold Ltd.	69,904,229	43,322,880	(34,679,270)	6,168,139	—	(14,061,543)	70,654,435
Silver Lake Resources Ltd.	41,916,219	28,549,661	(31,317,377)	9,449,666	—	5,404,016	—	(a)
Silvercorp Metals, Inc.	58,986,781	55,617,823	(56,751,025)	3,825,341	212,387	(1,703,920)	59,975,000
SSR Mining, Inc.	134,317,641	104,321,573	(66,565,667)	13,119,532	—	17,961,620	—	(a)
St. Barbara Ltd.	71,165,348	34,335,463	(35,135,098)	(9,540,963)	1,934,029	507,850	—	(a)
Wesdome Gold Mines Ltd.	65,233,780	31,869,288	(35,575,731)	7,524,663	—	(13,023,131)	—	(a)
Yamana Gold, Inc.	212,879,242	132,680,289	(134,994,911)	21,130,601	3,268,571	43,580,579	275,275,800
	$1,819,767,333	$1,193,958,352	$(1,111,726,796)	$80,480,530	$10,943,049	$203,494,214	$1,190,420,668

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

See Notes to Financial Statements

26

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$61,828,194	$1,275,555,625	$—	$1,337,383,819
Burkina Faso	75,373,480	—	—	75,373,480
Canada	3,090,482,559	—	—	3,090,482,559
China / Hong Kong	—	60,098,769	2	60,098,771
Egypt	—	75,617,976	—	75,617,976
Indonesia	—	103,434,334	—	103,434,334
Ivory Coast	124,995,005	—	—	124,995,005
Kyrgyzstan	93,390,812	—	—	93,390,812
Mexico	118,405,936	—	—	118,405,936
Peru	116,213,463	41,615,298	—	157,828,761
Russia	—	56,863,709	—	56,863,709
South Africa	445,093,102	6,450,794	—	451,543,896
Turkey	112,096,414	33,820,474	—	145,916,888
United Kingdom	—	111,017,621	—	111,017,621
United States	300,041,615	—	1,082,847	301,124,462
Money Market Fund	187,646,529	—	—	187,646,529
Total	$4,725,567,109	$1,764,474,600	$1,082,849	$6,491,124,558

See Notes to Financial Statements

27

VANECK VECTORS LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 3.2%
295,995	Algonquin Power & Utilities Corp. †	$4,867,422
107,405	Northland Power, Inc. †	3,850,225
		8,717,647
China / Hong Kong: 18.2%
526,000	Byd Co. Ltd. †	13,846,150
455,000	Flat Glass Group Co. Ltd. †	1,918,988
34,439	JinkoSolar Holding Co. Ltd. (ADR) * †	2,130,741
478,042	NIO, Inc. (ADR) * †	23,299,767
1,045,380	Xinjiang Goldwind Science & Technology Co. Ltd. † #	2,106,154
2,278,000	Xinyi Solar Holdings Ltd. #	5,972,309
		49,274,109
Denmark: 14.7%
67,943	Orsted AS Reg S 144A	13,921,827
108,438	Vestas Wind Systems A/S #	25,653,710
		39,575,537
France: 0.9%
91,521	SunPower Corp. (USD) * †	2,346,598
Germany: 2.0%
134,340	Siemens Gamesa Renewable Energy SA † #	5,463,535
South Korea: 4.0%
18,828	Samsung SDI Co. Ltd. #	10,911,720
Sweden: 2.5%
206,282	Nibe Industrier AB † #	6,777,163
United States: 54.5%
27,968	Acuity Brands, Inc.	3,386,645
63,148	Albemarle Corp.	9,315,593
87,685	Array Technologies, Inc. *	3,782,731
116,098	Bloom Energy Corp. * †	3,327,369
52,271	Cree, Inc. * †	5,535,499
187,730	Eaton Corp. Plc	22,553,882
61,323	Enphase Energy, Inc. * †	10,760,347
48,491	First Solar, Inc. *	4,796,730
154,507	Microchip Technology, Inc.	21,338,962
228,197	ON Semiconductor Corp. *	7,468,888
30,835	Ormat Technologies, Inc. †	2,783,784
235,088	Plug Power, Inc. *	7,971,834
27,578	SolarEdge Technologies, Inc. *	8,800,691
89,776	Sunrun, Inc. *	6,228,659
34,473	Tesla, Inc. *	24,326,562
20,556	Universal Display Corp.	4,723,769
		147,101,945
Total Common Stocks (Cost: $146,142,026)		270,168,254
Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.2% (Cost: $13,994,705)
Money Market Fund: 5.2%
13,994,705	State Street Navigator Securities Lending Government Money Market Portfolio	$13,994,705
Total Investments: 105.2% (Cost: $160,136,731)		284,162,959
Liabilities in excess of other assets: (5.2)%		(14,004,428)
NET ASSETS: 100.0%		$270,158,531

See Notes to Financial Statements

28

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $56,269,478.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $86,571,556 which represents 32.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $13,921,827, or 5.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	22.8%	$61,472,479
Energy	3.0	7,971,834
Industrials	29.3	79,279,848
Information Technology	32.1	86,705,242
Materials	3.4	9,315,593
Utilities	9.4	25,423,258
	100.0%	$270,168,254

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$8,717,647	$—	$—	$8,717,647
China / Hong Kong	25,430,508	23,843,601	—	49,274,109
Denmark	—	39,575,537	—	39,575,537
France	2,346,598	—	—	2,346,598
Germany	—	5,463,535	—	5,463,535
South Korea	—	10,911,720	—	10,911,720
Sweden	—	6,777,163	—	6,777,163
United States	147,101,945	—	—	147,101,945
Money Market Fund	13,994,705	—	—	13,994,705
Total	$197,591,403	$86,571,556	$—	$284,162,959

See Notes to Financial Statements

29

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 99.8%
Argentina: 0.0%
1,549	YPF SA (ADR)	$7,280
Australia: 7.6%
4,757	AGL Energy Ltd. #	43,949
26,306	Alumina Ltd. #	37,331
2,007	Ampol Ltd. #	44,051
9,543	APA Group # (s)	71,069
13,916	Bega Cheese Ltd. † #	54,910
33,221	BHP Group Ltd. #	1,086,467
5,668	BlueScope Steel Ltd. #	76,615
22,498	Costa Group Holdings Ltd. † #	70,895
4,746	Deterra Royalties Ltd. * †	17,579
8,305	Elders Ltd. #	63,236
19,300	Evolution Mining Ltd. #	74,341
18,750	Fortescue Metals Group Ltd. #	338,978
87,807	Glencore Plc (GBP) #	278,744
12,846	GrainCorp Ltd. * #	41,548
9,219	Newcrest Mining Ltd. #	184,158
17,902	Nufarm Ltd. * † #	56,663
14,862	Oil Search Ltd. #	42,632
14,154	Origin Energy Ltd. #	52,012
3,662	OZ Minerals Ltd. #	53,545
12,179	Rio Tinto Plc (GBP) #	916,381
14,230	Santos Ltd. #	68,974
12,513	Saracen Mineral Holdings Ltd. * #	45,955
54,186	South32 Ltd. #	103,652
7,670	Woodside Petroleum Ltd. #	134,697
		3,958,382
Austria: 0.3%
95	Mayr-Melnhof Karton AG #	19,149
1,157	OMV AG #	46,286
731	Verbund - Oesterreichische Elektrizis AG #	62,200
1,409	Voestalpine AG #	50,366
		178,001
Brazil: 3.4%
5,203	Adecoagro SA (USD) *	35,380
2,097	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	18,013
7,198	Cia Siderurgica Nacional SA (ADR) †	42,828
1,100	Cosan S.A. Industria e Comercio #	16,066
11,890	Gerdau SA (ADR)	55,526
12,200	Klabin SA # (a)	62,012
13,400	Minerva SA #	26,242
14,953	Petroleo Brasileiro S.A. (ADR)	167,922
4,850	SLC Agricola SA #	25,660
7,750	Suzano SA #	87,033
38,736	Vale SA (ADR)	649,215
5,072	Wheaton Precious Metals Corp. (USD)	211,705
9,632	Yara International ASA (NOK) #	400,163
		1,797,765
British Virgin Islands: 0.1%
32,200	Japfa Ltd. (SGD) #	22,567
13,600	Lee & Man Paper Manufacturing Ltd. (HKD) #	11,158
18,857	Nine Dragons Paper Holdings Ltd. (HKD) #	26,801
		60,526
Number of Shares		Value

Burkina Faso: 0.0%
5,345	IAMGOLD Corp. (CAD) * †	$19,593
Canada: 9.4%
2,739	Agnico-Eagle Mines Ltd. (USD)	193,127
4,422	Alamos Gold, Inc.	38,597
3,596	Algonquin Power & Utilities Corp. †	59,134
11,785	B2Gold Corp.	65,955
20,085	Barrick Gold Corp. (USD)	457,536
506	Boralex, Inc.	18,763
9,491	Canadian Natural Resources Ltd. (USD) †	228,259
277	Canadian Solar, Inc. (USD) * †	14,193
8,197	Cenovus Energy, Inc. * †	49,864
16,275	Enbridge, Inc. (USD) †	520,637
2,423	Equinox Gold Corp. *	25,048
2,093	First Majestic Silver Corp. * †	28,060
2,153	Franco-Nevada Corp.	269,717
728	Innergex Renewable Energy, Inc. †	15,640
6,236	Ivanhoe Mines Ltd. *	33,578
14,212	Kinross Gold Corp. (USD)	104,316
3,132	Kirkland Lake Gold Ltd.	129,312
727	Lundin Gold, Inc. *	6,237
374	Methanex Corp. †	17,171
2,718	NovaGold Resources, Inc. (USD) *	26,283
31,946	Nutrien Ltd. (USD)	1,538,519
1,676	Osisko Gold Royalties Ltd. †	21,220
2,374	Pan American Silver Corp. (USD)	81,927
4,419	Pembina Pipeline Corp. †	104,405
2,094	Pretium Resources, Inc. *	23,981
2,474	SSR Mining, Inc. (USD) *	49,752
748	Stella-Jones, Inc.	27,172
12,257	Suncor Energy, Inc. (USD)	205,672
7,553	TC Energy Corp. (USD)	307,558
5,252	Teck Resources Ltd. (USD)	95,324
654	TransAlta Renewables, Inc. †	11,170
2,581	Village Farms International, Inc. * †	26,114
577	West Fraser Timber Co. Ltd.	37,039
10,762	Yamana Gold, Inc. (USD)	61,451
		4,892,731
Chile: 0.8%
12,108	Empresas CMPC SA	31,868
7,204	Lundin Mining Corp. (CAD)	63,897
6,757	Sociedad Quimica y Minera de Chile SA (ADR)	331,701
		427,466
China / Hong Kong: 2.6%
41,400	Aluminum Corp. of China Ltd. * #	14,573
16,640	Angang Steel Co. Ltd. † #	6,791
21,600	Astra Agro Lestari Tbk PT #	18,974
28,000	Beijing Enterprises Water Group Ltd. #	11,263
17,100	China Coal Energy Co. Ltd. #	5,146
19,700	China Gas Holdings Ltd. #	78,051
18,400	China Hongqiao Group Ltd. #	16,866
20,929	China Longyuan Power Group Corp. Ltd. #	21,040
39,700	China Molybdenum Co. Ltd. #	25,971
205,427	China Petroleum & Chemical Corp. #	91,468
27,391	China Shenhua Energy Co. Ltd. #	51,622
27,000	Fosun International Ltd. #	42,397
18,000	Guangdong Investment Ltd. #	32,443
83,000	Hong Kong & China Gas Co. Ltd. #	124,154

See Notes to Financial Statements

30

Number of Shares		Value

China / Hong Kong: (continued)
11,800	Jiangxi Copper Co. Ltd. (Class H) #	$18,571
32,500	Kunlun Energy Co. Ltd. #	28,162
9,300	Maanshan Iron and Steel Co. Ltd. (Class H) #	2,569
168,740	PetroChina Co. Ltd. (Class-H) #	52,240
4,000	Shandong Chenming Paper Holdings Ltd. #	1,926
7,000	Shandong Gold Mining Co. Ltd. Reg S 144A #	16,165
12,000	United Tractors Tbk PT #	22,744
159,764	Wilmar International Ltd. (SGD) #	562,480
11,600	Yanzhou Coal Mining Co. Ltd. #	9,295
12,900	Zhaojin Mining Industry Co. Ltd. #	15,370
64,361	Zijin Mining Group Ltd. #	72,906
		1,343,187
Cyprus: 0.1%
1,284	Novolipetskiy Metallurgicheskiy
	Kombinat PAO Reg S (GDR) #	35,526
Denmark: 1.4%
2,789	Bakkafrost P/F (NOK) #	199,408
1,109	Orsted AS Reg S 144A #	227,239
1,209	Vestas Wind Systems A/S #	286,019
		712,666
Egypt: 0.1%
14,489	Abou Kir Fertilizers & Chemical Industries #	19,114
13,059	Centamin Plc (GBP) #	22,096
		41,210
Finland: 0.8%
1,935	Metsa Board Oyj #	20,408
3,462	Neste Oil Oyj #	251,745
6,741	Stora Enso Oyj (R Shares) #	129,275
		401,428
France: 2.0%
16,761	Aguas Andinas SA (CLP) #	5,397
209	Neoen SA Reg S 144A * † #	16,073
2,487	Suez #	49,367
501	SunPower Corp. (USD) * †	12,846
20,256	Total SA #	875,653
3,244	Veolia Environnement SA #	80,113
171	Voltalia SA * #	5,391
		1,044,840
Germany: 0.6%
13,778	E.ON SE #	152,804
578	Encavis AG #	15,106
483	Nordex SE * #	13,226
1,379	Siemens Gamesa Renewable Energy SA † #	56,083
3,553	Suedzucker AG #	50,824
4,282	ThyssenKrupp AG * #	42,497
189	VERBIO Vereinigte BioEnergie AG	7,099
		337,639
Greece: 0.0%
259	Terna Energy SA	4,183
Hungary: 0.1%
4,017	MOL Hungarian Oil & Gas Plc * #	29,659
Number of Shares		Value

India: 1.4%
12,978	Reliance Industries Ltd. 144A (GDR) † #	$707,565
Indonesia: 0.1%
300,219	Golden Agri-Resources Ltd. (SGD) #	36,113
28,300	Indah Kiat Pulp and Paper Corp. Tbk PT #	21,028
110,600	Merdeka Copper Gold Tbk PT #	19,143
		76,284
Ireland: 0.3%
7,095	Origin Enterprises Plc #	26,873
2,815	Smurfit Kappa Group Plc (GBP) #	131,933
		158,806
Israel: 0.5%
1,345	Energix-Renewable Energies Ltd. * #	6,150
39,061	Israel Chemicals Ltd. #	199,559
230	Israel Corp. Ltd. * #	44,027
		249,736
Italy: 0.6%
20,152	ENI S.p.A. #	210,708
17,016	Snam SpA #	96,249
		306,957
Ivory Coast: 0.1%
1,382	Endeavour Mining Corp. (CAD) *	32,131
Japan: 5.3%
1,300	Daio Paper Corp. #	25,242
2,317	Hitachi Metals Ltd. † #	35,231
1,400	Hokuto Corp. #	28,331
2,000	Idemitsu Kosan Co. Ltd. † #	44,038
8,700	Inpex Corp. † #	46,918
6,464	JFE Holdings, Inc. * #	62,069
24,700	JXTG Holdings, Inc. #	88,724
65,100	Kubota Corp. † #	1,422,418
5,500	Kumiai Chemical Industry Co. Ltd. † #	49,584
665	Kurita Water Industries Ltd. #	25,422
2,536	Maruha Nichiro Corp. #	54,610
1,500	Mitsubishi Materials Corp. #	31,602
1,100	Nippon Paper Industries Co. Ltd. #	12,740
10,700	Nippon Steel Corp. * #	138,013
15,614	Nippon Suisan Kaisha Ltd. #	64,547
14,050	Nisshin Seifun Group, Inc. #	223,834
10,476	Oji Holdings Corp. #	59,647
2,670	Rengo Co. Ltd. #	22,382
2,100	Sakata Seed Corp. #	72,833
1,883	Sumitomo Forestry Co. Ltd. #	39,397
3,100	Sumitomo Metal Mining Ltd. #	137,904
500	Taki Chemical Co. Ltd. † #	31,636
3,100	Tokyo Gas Co. Ltd. #	71,757
		2,788,879
Kazakhstan: 0.1%
4,611	KAZ Minerals Plc (GBP) #	41,369
Kyrgyzstan: 0.1%
2,461	Centerra Gold, Inc. (CAD)	28,473
Liechtenstein: 0.1%
3,891	Antofagasta Plc (GBP) #	76,307
Luxembourg: 0.3%
7,297	Arcelormittal * #	167,142

See Notes to Financial Statements

31

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(continued)

Number of Shares		Value

Malaysia: 0.9%
86,039	Felda Global Ventures Holdings Bhd # $	27,432
13,551	Genting Plantation Bhd #	33,215
102,294	IOI Corp. Bhd #	111,148
17,578	Kuala Lumpur Kepong Bhd #	103,541
1,400	Petronas Dagangan Bhd #	7,459
30,300	PPB Group Bhd #	139,580
18,700	Press Metal Aluminium Holdings Bhd #	39,068
		461,443
Mexico: 0.8%
2,081	Fresnillo Plc (GBP) #	32,129
11,940	Gruma, SAB de CV	141,976
35,964	Grupo Mexico, SAB de CV	151,830
1,382	Industrias Penoles, SAB de CV	23,359
959	Southern Copper Corp. (USD)	62,450
		411,744
Netherlands: 1.3%
3,903	OCI NV * † #	75,207
29,785	Royal Dutch Shell Plc (GBP) #	504,614
1,897	Tenaris SA (ADR)	30,257
2,214	Ternium SA (ADR)	64,383
		674,461
Norway: 1.5%
8,640	Equinor ASA #	146,022
25,252	Mowi ASA #	564,615
15,399	Norsk Hydro ASA #	71,771
		782,408
Peru: 0.1%
2,178	Cia de Minas Buenaventura SAA (ADR)	26,550
Poland: 0.3%
1,534	KGHM Polska Miedz SA * #	75,762
2,337	Polski Koncern Naftowy Orlen SA #	36,274
13,003	Polskie Gornictwo Naftowe I
	Gazownictwo SA #	19,467
		131,503
Portugal: 0.1%
910	EDP Renovaveis SA #	25,245
3,471	Galp Energia, SGPS, SA #	36,837
2,448	Navigator Co. SA #	7,444
		69,526
Russia: 2.8%
5,915	Evraz Plc (GBP) #	37,787
48,515	Gazprom PJSC (ADR) #	270,866
3,063	Lukoil PJSC (ADR) #	208,324
6,781	MMC Norilsk Nickel PJSC (ADR) #	211,354
1,523	Novatek PJSC Reg S (GDR) #	248,017
7,633	PhosAgro PJSC Reg S (GDR) #	104,094
4,242	Polymetal International Plc (GBP) #	97,612
5,110	Rosneft Oil Co. PJSC Reg S (GDR) #	28,813
2,139	Severstal PAO Reg S (GDR) #	37,594
28,711	Surgutneftegas PJSC (ADR) #	132,631
2,072	Tatneft PJSC (ADR) #	84,379
		1,461,471
Number of Shares		Value

Saudi Arabia: 0.0%
335	S-Oil Corp. (KRW) #	$21,358
South Africa: 1.7%
640	Anglo American Platinum Ltd. #	63,004
13,220	Anglo American Plc (GBP) #	436,378
9,361	Gold Fields Ltd. (ADR)	86,776
5,996	Harmony Gold Mining Co. Ltd. (ADR)	28,061
8,832	Impala Platinum Holdings Ltd. #	121,616
617	Kumba Iron Ore Ltd. #	26,258
3,205	Northam Platinum Ltd. * #	45,868
24,957	Sibanye Stillwater Ltd. * #	100,627
		908,588
South Korea: 0.9%
963	Hyundai Steel Co. #	35,196
143	Korea Zinc Co. Ltd. #	52,956
905	POSCO #	226,141
424	SK Energy Co. Ltd. #	74,370
379	SK Holdings Co. Ltd. #	84,085
195	Woongjin Coway Co. Ltd. #	13,068
		485,816
Spain: 0.3%
349	Atlantica Sustainable Infrastructure Plc (USD)	13,255
1,801	Enagas SA #	39,683
12,439	Repsol SA † #	125,507
		178,445
Sweden: 0.7%
2,017	Billerudkorsnas AB #	35,562
3,084	Boliden AB #	109,613
1,020	Holmen AB #	49,004
1,540	Lundin Energy AB #	41,815
7,038	SSAB AB (B Shares) * #	22,349
6,598	Svenska Cellulosa AB * #	115,572
		373,915
Taiwan: 0.5%
141,472	China Steel Corp. #	124,719
13,920	Formosa Petrochemical Corp. #	49,508
42,200	Taiwan Fertilizer Co. Ltd. #	81,524
		255,751
Tanzania: 0.2%
4,690	AngloGold Ashanti Ltd. (ADR)	106,088
Thailand: 0.4%
11,200	Energy Absolute Plc (NVDR) #	18,324
11,200	PTT Exploration & Production PCL (NVDR) #	36,730
84,900	PTT PCL (NVDR) #	120,534
122,800	Thaifoods Group PCL (NVDR) #	19,921
		195,509
Turkey: 0.2%
1,967	Eldorado Gold Corp. (USD) *	26,102
15,393	Eregli Demir ve Celik Fabrikalari TAS #	30,894
2,830	Gubre Fabrikalari TAS * #	32,740
		89,736

See Notes to Financial Statements

32

Number of Shares		Value

United Kingdom: 3.1%
153,154	BP Plc #	$528,282
688	Ceres Power Holdings Plc * #	12,417
55,771	CNH Industrial NV (USD) *	716,100
15,110	DS Smith Plc * #	77,207
2,850	ITM Power Plc * #	20,069
5,345	Mondi Plc #	125,193
2,583	Pennon Group Plc #	33,418
1,466	Severn Trent Plc #	45,747
4,185	United Utilities Group Plc #	51,166
		1,609,599
United States: 45.6%
301	Advanced Drainage Systems, Inc.	25,158
3,447	AGCO Corp.	355,351
226	American States Water Co.	17,969
836	AO Smith Corp.	45,830
3,033	Apache Corp.	43,038
31,230	Archer-Daniels-Midland Co.	1,574,304
1,018	Atmos Energy Corp.	97,148
5,275	Baker Hughes Co.	109,984
7,838	Bunge Ltd.	514,016
3,203	Cabot Oil & Gas Corp.	52,145
303	California Water Service Group	16,371
2,085	Cal-Maine Foods, Inc.	78,271
12,005	CF Industries Holdings, Inc.	464,714
1,926	Cheniere Energy, Inc. *	115,618
15,471	Chevron Corp.	1,306,526
465	Clearway Energy, Inc.	14,847
4,530	Cleveland-Cliffs, Inc. *	65,957
1,581	Concho Resources, Inc.	92,251
8,620	ConocoPhillips	344,714
499	Continental Resources, Inc. * †	8,134
42,285	Corteva, Inc.	1,637,275
673	Cree, Inc. * †	71,271
9,091	Darling Ingredients, Inc. *	524,369
17,590	Deere & Co.	4,732,590
3,076	Devon Energy Corp.	48,632
1,268	Diamondback Energy, Inc.	61,371
608	Domtar Corp. *	19,243
4,679	EOG Resources, Inc.	233,342
1,369	Essential Utilities, Inc.	64,740
644	Evoqua Water Technologies Corp. *	17,375
33,980	Exxon Mobil Corp.	1,400,656
520	First Solar, Inc. *	51,438
7,272	FMC Corp.	835,771
237	Franklin Electric Co., Inc.	16,403
16,377	Freeport-McMoRan, Inc. *	426,130
1,701	Fresh Del Monte Produce, Inc.	40,943
1,279	FuelCell Energy, Inc. * †	14,286
3,069	Graphic Packaging Holding Co.	51,989
7,060	Halliburton Co.	133,434
5,973	Hecla Mining Co.	38,705
2,197	Hess Corp.	115,980
1,198	HollyFrontier Corp.	30,968
4,401	Howmet Aerospace, Inc. *	125,605
1,711	Imperial Oil Ltd. †	32,560
3,760	Ingredion, Inc.	295,799
4,327	International Paper Co.	215,138
248	Itron, Inc. *	23,783
15,644	Kinder Morgan, Inc.	213,853
Number of Shares		Value

United States: (continued)
608	Lindsay Corp.	$78,104
1,236	Louisiana-Pacific Corp.	45,942
6,344	Marathon Oil Corp.	42,314
5,229	Marathon Petroleum Corp.	216,271
3,120	National Oilwell Varco, Inc.	42,838
287	New Fortress Energy, Inc.	15,380
9,072	Newmont Mining Corp.	543,322
3,098	NiSource, Inc.	71,068
3,404	Nucor Corp.	181,059
7,475	Occidental Petroleum Corp.	129,392
3,570	ONEOK, Inc.	137,017
271	Ormat Technologies, Inc. †	24,466
1,044	Packaging Corp. of America	143,978
1,025	Pentair Plc	54,417
3,510	Phillips 66	245,489
2,739	Pilgrim’s Pride Corp. *	53,712
1,320	Pioneer Natural Resources Co.	150,335
2,716	Plug Power, Inc. *	92,100
741	Potlatch Corp.	37,065
1,512	Rayonier, Inc.	44,423
719	Reliance Steel & Aluminum Co.	86,100
243	Renewable Energy Group, Inc. *	17,209
740	Royal Gold, Inc.	78,706
11,156	Schlumberger Ltd.	243,535
14	Seaboard Corp.	42,434
161	SJW Group	11,167
308	SolarEdge Technologies, Inc. *	98,289
8,488	Southern Co.	521,418
2,254	Steel Dynamics, Inc.	83,105
1,874	Targa Resources Corp.	49,436
1,723	The Andersons, Inc.	42,231
19,363	The Mosaic Co.	445,543
6,524	Tractor Supply Co.	917,144
16,516	Tyson Foods, Inc.	1,064,291
3,277	Valero Energy Corp.	185,380
170	Watts Water Technologies, Inc.	20,689
2,858	Westrock Co.	124,409
8,214	Weyerhaeuser Co.	275,415
9,753	Williams Cos, Inc.	195,548
1,113	Xylem, Inc.	113,292
		23,780,028
Zambia: 0.2%
6,220	First Quantum Minerals Ltd. (CAD)	111,560
Total Common Stocks (Cost: $48,885,301)		52,061,230
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6% (Cost: $340,095)
Money Market Fund: 0.6%
340,095	State Street Navigator Securities Lending Government Money Market Portfolio	340,095
Total Investments: 100.4% (Cost: $49,225,396)		52,401,325
Liabilities in excess of other assets: (0.4)%		(226,056)
NET ASSETS: 100.0%		$52,175,269

See Notes to Financial Statements

33

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
CLP	Chilean Peso
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KRW	Korean Won
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

(a)	Units, each consists of one ordinary share and four preferred shares.
(s)	Stapled security, each share consists of one unit of Australian Pipeline Trust and one unit of APT Investment Trust.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,644,227.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $20,062,485 which represents 38.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $967,042, or 1.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	1.9%	$969,609
Consumer Staples	13.6	7,077,177
Energy	25.5	13,276,422
Industrials	16.0	8,349,367
Information Technology	0.5	271,820
Materials	37.2	19,369,020
Real Estate	0.7	356,903
Utilities	4.6	2,390,912
	100.0%	$52,061,230

See Notes to Financial Statements

34

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Argentina	$7,280	$—	$—	$7,280
Australia	17,579	3,940,803	—	3,958,382
Austria	—	178,001	—	178,001
Brazil	1,180,589	617,176	—	1,797,765
British Virgin Islands	—	60,526	—	60,526
Burkina Faso	19,593	—	—	19,593
Canada	4,892,731	—	—	4,892,731
Chile	427,466	—	—	427,466
China / Hong Kong	—	1,343,187	—	1,343,187
Cyprus	—	35,526	—	35,526
Denmark	—	712,666	—	712,666
Egypt	—	41,210	—	41,210
Finland	—	401,428	—	401,428
France	12,846	1,031,994	—	1,044,840
Germany	7,099	330,540	—	337,639
Greece	4,183	—	—	4,183
Hungary	—	29,659	—	29,659
India	—	707,565	—	707,565
Indonesia	—	76,284	—	76,284
Ireland	—	158,806	—	158,806
Israel	—	249,736	—	249,736
Italy	—	306,957	—	306,957
Ivory Coast	32,131	—	—	32,131
Japan	—	2,788,879	—	2,788,879
Kazakhstan	—	41,369	—	41,369
Kyrgyzstan	28,473	—	—	28,473
Liechtenstein	—	76,307	—	76,307
Luxembourg	—	167,142	—	167,142
Malaysia	—	461,443	—	461,443
Mexico	379,615	32,129	—	411,744
Netherlands	94,640	579,821	—	674,461
Norway	—	782,408	—	782,408
Peru	26,550	—	—	26,550
Poland	—	131,503	—	131,503
Portugal	—	69,526	—	69,526
Russia	—	1,461,471	—	1,461,471
Saudi Arabia	—	21,358	—	21,358
South Africa	114,837	793,751	—	908,588
South Korea	—	485,816	—	485,816
Spain	13,255	165,190	—	178,445
Sweden	—	373,915	—	373,915
Taiwan	—	255,751	—	255,751
Tanzania	106,088	—	—	106,088
Thailand	—	195,509	—	195,509
Turkey	26,102	63,634	—	89,736
United Kingdom	716,100	893,499	—	1,609,599
United States	23,780,028	—	—	23,780,028
Zambia	111,560	—	—	111,560
Money Market Fund	340,095	—	—	340,095
Total	$32,338,840	$20,062,485	$—	$52,401,325

See Notes to Financial Statements

35

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 100.1%
Australia: 4.3%
34,659	Ampol Ltd. #	$760,715
Austria: 4.5%
19,817	OMV AG #	792,783
Finland: 8.3%
19,982	Neste Oil Oyj #	1,453,024
Greece: 1.2%
14,400	Motor Oil Hellas Corinth Refineries SA #	207,359
Hungary: 4.6%
108,482	MOL Hungarian Oil & Gas Plc * #	800,952
India: 7.8%
25,140	Reliance Industries Ltd. 144A (GDR) #	1,370,642
Japan: 11.9%
13,900	Cosmo Energy Holdings Co. Ltd. #	247,697
37,268	Idemitsu Kosan Co. Ltd. † #	820,605
283,800	JXTG Holdings, Inc. #	1,019,424
		2,087,726
New Zealand: 1.4%
106,420	Z Energy Ltd. * #	245,640
Poland: 5.5%
20,915	Grupa Lotos SA #	232,796
46,748	Polski Koncern Naftowy Orlen SA #	725,607
		958,403
Portugal: 4.3%
71,033	Galp Energia, SGPS, SA #	753,864
Number of Shares		Value

Saudi Arabia: 3.0%
8,130	S-Oil Corp. (KRW) #	$518,335
South Korea: 7.8%
1,787	Hyundai Heavy Industries Holdings Co. Ltd. #	467,235
5,122	SK Energy Co. Ltd. #	898,401
		1,365,636
Taiwan: 4.8%
235,000	Formosa Petrochemical Corp. #	835,800
Thailand: 5.3%
199,300	Bangchak Corp. PCL (NVDR) #	137,055
2,557,700	IRPC PCL (NVDR) #	317,699
270,100	Thai Oil PCL (NVDR) #	468,401
		923,155
Turkey: 2.4%
29,536	Tupras-Turkiye Petrol Rafinerileri AS * #	428,733
United States: 23.0%
25,739	HollyFrontier Corp.	665,353
26,635	Marathon Petroleum Corp.	1,101,624
17,785	Phillips 66	1,243,883
17,829	Valero Energy Corp.	1,008,587
		4,019,447
Total Common Stocks: 100.1% (Cost: $19,398,107)		17,522,214
Liabilities in excess of other assets: (0.1)%		(16,110)
NET ASSETS: 100.0%		$17,506,104

Definitions:

GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $634,148.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,502,767 which represents 77.1% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,370,642, or 7.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	97.3%	$17,054,979
Industrials	2.7	467,235
	100.0%	$17,522,214

See Notes to Financial Statements

36

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$—	$760,715	$—	$760,715
Austria	—	792,783	—	792,783
Finland	—	1,453,024	—	1,453,024
Greece	—	207,359	—	207,359
Hungary	—	800,952	—	800,952
India	—	1,370,642	—	1,370,642
Japan	—	2,087,726	—	2,087,726
New Zealand	—	245,640	—	245,640
Poland	—	958,403	—	958,403
Portugal	—	753,864	—	753,864
Saudi Arabia	—	518,335	—	518,335
South Korea	—	1,365,636	—	1,365,636
Taiwan	—	835,800	—	835,800
Thailand	—	923,155	—	923,155
Turkey	—	428,733	—	428,733
United States	4,019,447	—	—	4,019,447
Total	$4,019,447	$13,502,767	$—	$17,522,214

See Notes to Financial Statements

37

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 100.0%
Netherlands: 5.0%
2,266,020	Tenaris SA (ADR) †	$36,143,019
United Kingdom: 4.9%
3,825,357	TechnipFMC Plc (USD)	35,958,356
United States: 90.1%
2,290,449	Baker Hughes Co.	47,755,862
1,253,296	Cactus, Inc.	32,673,427
2,499,688	ChampionX Corp. *	38,245,226
1,047,685	Core Laboratories NV	27,774,129
244,026	DMC Global, Inc. * †	10,554,124
567,362	Dril-Quip, Inc. *	16,805,262
4,215,450	Frank’s International NV *	11,550,333
5,001,848	Halliburton Co.	94,534,927
3,377,410	Helix Energy Solutions Group, Inc. * †	14,185,122
1,366,509	Helmerich & Payne, Inc.	31,648,348
1,862,701	Liberty Oilfield Services, Inc. *	19,204,447
166,620	Nabors Industries Ltd. *	9,702,283
2,331,772	National Oilwell Varco, Inc.	32,015,230
2,787,429	NexTier Oilfield Solutions, Inc. * †	9,588,756
1,954,362	Oceaneering International, Inc.	15,537,178
1,136,775	Oil States International, Inc. *	5,706,611
3,951,687	Patterson-UTI Energy, Inc.	20,785,874
Number of Shares		Value

United States: (continued)
1,808,689	ProPetro Holding Corp. *	$13,366,212
3,250,057	RPC, Inc. †	10,237,680
6,403,422	Schlumberger Ltd.	139,786,702
2,135,925	Select Energy Services, Inc. *	8,757,292
14,051,217	Transocean Ltd. * †	32,458,311
1,247,461	US Silica Holdings, Inc.	8,757,176
		651,630,512
Total Common Stocks (Cost: $926,029,173)		723,731,887
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.1% (Cost: $22,425,566)
Money Market Fund: 3.1%
22,425,566	State Street Navigator Securities Lending Government Money Market Portfolio	22,425,566
Total Investments: 103.1% (Cost: $948,454,739)		746,157,453
Liabilities in excess of other assets: (3.1)%		(22,736,644)
NET ASSETS: 100.0%		$723,420,809

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $40,399,525.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	13.1%	$94,594,816
Oil & Gas Equipment & Services	86.9	629,137,071
	100.0%	$723,731,887

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$723,731,887	$—	$—	$723,731,887
Money Market Fund	22,425,566	—	—	22,425,566
Total	$746,157,453	$—	$—	$746,157,453

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

38

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 100.1%
Australia: 26.1%
8,218,236	Galaxy Resources Ltd. * #	$14,199,104
2,879,222	Iluka Resources Ltd. #	14,471,036
34,749,573	Jupiter Mines Ltd. † #	8,186,954
5,784,425	Lynas Rare Earths Ltd. * † #	17,838,910
4,205,363	Orocobre Ltd. * † #	14,524,125
21,865,286	Pilbara Minerals Ltd. * † #	14,781,125
		84,001,254
Canada: 4.9%
1,254,078	Lithium Americas Corp. (USD) * †	15,738,679
China / Hong Kong: 46.2%
32,254,952	China Molybdenum Co. Ltd. #	31,092,614
10,122,510	China Northern Rare Earth Group High-Tech Co. Ltd. * #	20,426,752
1,480,400	Ganfeng Lithium Co. Ltd. Reg S 144A † #	17,727,610
13,813,401	Jinduicheng Molybdenum Co. Ltd. #	13,220,143
11,559,714	Shenghe Resources Holding Co. Ltd. * #	15,841,725
7,414,549	Xiamen Tungsten Co. Ltd. #	19,267,953
2,540,961	Zhejiang Huayou Cobalt Co. Ltd. * #	31,051,935
		148,628,732
France: 4.2%
257,539	Eramet SA * † #	13,507,815
Number of Shares		Value

Japan: 3.1%
1,152,647	Toho Titanium Co. Ltd. † #	$9,922,049
Netherlands: 4.0%
435,142	AMG Advanced Metallurgical † #	13,013,293
United States: 11.6%
1,017,928	AXT, Inc. *	9,741,571
774,944	Livent Corp. * †	14,599,945
893,192	Tronox Holdings Plc	13,058,467
		37,399,983
Total Common Stocks (Cost: $230,846,528)		322,211,805
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.9% (Cost: $9,421,120)
Money Market Fund: 2.9%
9,421,120	State Street Navigator Securities Lending Government Money Market Portfolio	9,421,120
Total Investments: 103.0% (Cost: $240,267,648)		331,632,925
Liabilities in excess of other assets: (3.0)%		(9,510,365)
NET ASSETS: 100.0%		$322,122,560

Definitions:
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $49,851,637.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $269,073,143 which represents 83.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $17,727,610, or 5.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	3.0%	$9,741,571
Materials	97.0	312,470,234
	100.0%	$322,211,805

See Notes to Financial Statements

39

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$84,001,254	$—	$84,001,254
Canada	15,738,679	—	—	15,738,679
China / Hong Kong	—	148,628,732	—	148,628,732
France	—	13,507,815	—	13,507,815
Japan	—	9,922,049	—	9,922,049
Netherlands	—	13,013,293	—	13,013,293
United States	37,399,983	—	—	37,399,983
Money Market Fund	9,421,120	—	—	9,421,120
Total	$62,559,782	$269,073,143	$—	$331,632,925

See Notes to Financial Statements

40

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 99.9%
Australia: 14.8%
151,430	Rio Tinto Plc (ADR) †	$11,390,565
Brazil: 23.8%
608,187	Cia Siderurgica Nacional SA (ADR) †	3,618,713
728,679	Gerdau SA (ADR)	3,402,931
673,219	Vale SA (ADR) †	11,283,150
		18,304,794
India: 4.9%
432,054	Vedanta Ltd. (ADR) †	3,793,434
Luxembourg: 7.7%
257,291	ArcelorMittal SA (USD) †	5,891,964
Netherlands: 8.6%
209,669	Tenaris SA (ADR)	3,344,220
113,270	Ternium SA (ADR)	3,293,892
		6,638,112
South Korea: 7.1%
87,806	POSCO (ADR)	5,471,192
United States: 33.0%
76,319	Allegheny Technologies, Inc. *	1,279,870
28,898	Carpenter Technology Corp.	841,510
250,790	Cleveland-Cliffs, Inc. * †	3,651,502
72,258	Commercial Metals Co.	1,484,179
19,572	Gibraltar Industries, Inc. *	1,408,010
76,019	Nucor Corp.	4,043,451
29,206	Reliance Steel & Aluminum Co.	3,497,418
22,939	Ryerson Holding Corp. *	312,888
Number of Shares		Value

United States: (continued)
16,522	Schnitzer Steel Industries, Inc.	$527,217
93,048	Steel Dynamics, Inc.	3,430,680
49,803	SunCoke Energy, Inc.	216,643
27,173	TimkenSteel Corp. *	126,898
132,641	United States Steel Corp. †	2,224,389
30,804	Warrior Met Coal, Inc.	656,741
31,748	Worthington Industries, Inc.	1,629,942
		25,331,338
Total Common Stocks (Cost: $71,825,201)		76,821,399
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9% (Cost: $1,467,173)
Money Market Fund: 1.9%
1,467,173	State Street Navigator Securities Lending Government Money Market Portfolio	1,467,173
Total Investments: 101.8% (Cost: $73,292,374)		78,288,572
Liabilities in excess of other assets: (1.8)%		(1,398,479)
NET ASSETS: 100.0%		$76,890,093

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $14,911,116.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	4.4%	$3,344,220
Industrials	1.8	1,408,010
Materials	93.8	72,069,169
	100.0%	$76,821,399

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$76,821,399	$—	$—	$76,821,399
Money Market Fund	1,467,173	—	—	1,467,173
Total	$78,288,572	$—	$—	$78,288,572

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

41

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 15.3%
34,141	ARC Resources Ltd.	$160,790
77,561	Cenovus Energy, Inc. (USD) *	468,468
56,571	Crescent Point Energy Corp. (USD)	132,376
21,454	Enerplus Corp. (USD) †	67,151
34,605	Husky Energy, Inc. †	171,124
9,482	PrairieSky Royalty Ltd. †	75,097
24,483	Seven Generations Energy Ltd. *	127,027
26,248	Tourmaline Oil Corp.	353,544
35,609	Whitecap Resources, Inc. †	135,840
		1,691,417
United States: 84.7%
17,884	Antero Resources Corp. *	97,468
26,859	Apache Corp.	381,129
27,903	Cabot Oil & Gas Corp.	454,261
8,893	Cimarex Energy Co.	333,576
14,172	CNX Resources Corp. *	153,058
10,052	Concho Resources, Inc.	586,534
21,275	ConocoPhillips	850,787
7,964	Continental Resources, Inc. * †	129,813
29,852	Devon Energy Corp.	471,960
9,427	Diamondback Energy, Inc.	456,267
17,153	EOG Resources, Inc.	855,420
20,783	EQT Corp. *	264,152
12,596	Hess Corp.	664,943
61,604	Marathon Oil Corp.	410,899
8,447	Matador Resources Co. *	101,871
Number of Shares		Value

United States: (continued)
9,695	Murphy Oil Corp.	$117,309
5,845	National Fuel Gas Co.	240,405
38,066	Occidental Petroleum Corp.	658,922
21,771	Ovintiv, Inc.	312,632
33,293	Parsley Energy, Inc.	472,761
7,661	PDC Energy, Inc. *	157,280
6,946	Pioneer Natural Resources Co.	791,080
17,062	Range Resources Corp. *	114,315
38,632	WPX Energy, Inc. *	314,851
		9,391,693
Total Common Stocks (Cost: $22,269,724)		11,083,110
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.3% (Cost: $253,074)
Money Market Fund: 2.3%
253,074	State Street Navigator Securities Lending Government Money Market Portfolio	253,074
Total Investments: 102.3% (Cost: $22,522,798)		11,336,184
Liabilities in excess of other assets: (2.3)%		(251,882)
NET ASSETS: 100.0%		$11,084,302

Definitions:
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $523,899.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gas Utilities	2.2%	$240,405
Integrated Oil & Gas	11.7	1,298,514
Oil & Gas Exploration & Production	86.1	9,544,191
	100.0%	$11,083,110

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$11,083,110	$—	$—	$11,083,110
Money Market Fund	253,074	—	—	253,074
Total	$11,336,184	$—	$—	$11,336,184

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

42

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

December 31, 2020

Number of Shares		Value

COMMON STOCKS: 99.9%
Canada: 6.8%
67,341	Cameco Corp. (USD)	$902,369
86,135	NexGen Energy Ltd. * †	237,311
24,786	Uranium Participation Corp. *	95,525
		1,235,205
Czech Republic: 4.8%
36,322	CEZ AS #	871,708
Finland: 5.2%
38,825	Fortum Oyj #	939,476
France: 4.4%
50,379	Electricite de France SA #	798,454
Italy: 4.4%
28,564	Endesa SA † #	784,698
Japan: 15.1%
44,400	Hokuriku Electric Power Co. #	289,699
87,800	Kansai Electric Power Co., Inc. #	830,499
95,900	Kyushu Electric Power Co., Inc. #	827,395
295,000	Tokyo Electric Power Co., Inc. * #	779,287
		2,726,880
Kazakhstan: 1.6%
15,604	NAC Kazatomprom JSC Reg S (GDR)	280,872
South Korea: 5.8%
3,673	KEPCO Plant Service & Engineering Co. Ltd. #	100,545
77,614	Korea Electric Power Corp. (ADR) *	952,324
		1,052,869
Number of Shares		Value

United States: 51.8%
10,780	BWX Technologies, Inc.	$649,818
18,670	Dominion Energy, Inc.	1,403,984
15,143	Duke Energy Corp.	1,386,493
30,521	Energy Fuels, Inc. * †	130,019
9,108	Entergy Corp.	909,343
29,471	Exelon Corp.	1,244,266
83,774	PG&E Corp. *	1,043,824
9,572	Pinnacle West Capital Corp.	765,281
12,651	PNM Resources, Inc.	613,953
19,765	Public Service Enterprise Group, Inc.	1,152,300
44,649	Uranium Energy Corp. *	78,582
		9,377,863
Total Common Stocks (Cost: $16,609,800)		18,068,025
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.7% (Cost: $1,037,199)
Money Market Fund: 5.7%
1,037,199	State Street Navigator Securities Lending Government Money Market Portfolio	1,037,199
Total Investments: 105.6% (Cost: $17,646,999)		19,105,224
Liabilities in excess of other assets: (5.6)%		(1,011,988)
NET ASSETS: 100.0%		$18,093,236

Definitions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $975,422.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,221,761 which represents 34.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

43

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	9.0%	$1,629,153
Financials	0.5	95,525
Industrials	4.2	750,363
Utilities	86.3	15,592,984
	100.0%	$18,068,025

The summary of inputs used to value the Fund’s investments as of December 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$1,235,205	$—	$—	$1,235,205
Czech Republic	—	871,708	—	871,708
Finland	—	939,476	—	939,476
France	—	798,454	—	798,454
Italy	—	784,698	—	784,698
Japan	—	2,726,880	—	2,726,880
Kazakhstan	280,872	—	—	280,872
South Korea	952,324	100,545	—	1,052,869
United States	9,377,863	—	—	9,377,863
Money Market Fund	1,037,199	—	—	1,037,199
Total	$12,883,463	$6,221,761	$—	$19,105,224

See Notes to Financial Statements

44

[This Page Intentionally Left Blank.]

45

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Agribusiness ETF	Gold Miners ETF	Junior Gold Miners ETF	Low Carbon Energy ETF	Natural Resources ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$793,414,282	$7,234,231,356	$5,113,057,361	$270,168,254	$52,061,230
Affiliated issuers (3)	—	9,254,957,210	1,190,420,668	—	—
Short-term investments held as collateral for securities loaned (4)	434,046	124,038,217	187,646,529	13,994,705	340,095
Cash	145	17,877,003	11,276,108	57,187	—
Cash denominated in foreign currency, at value (5)	437,475	470	15,693	—	110,061
Receivables:
Investment securities sold	—	—	2,042,220	—	308,231
Shares of beneficial interest sold	—	18,990	—	—	—
Due from Adviser	—	—	—	—	—
Dividends and interest	1,233,234	4,746,728	2,454,903	160,857	108,605
Prepaid expenses	4,352	21,625	17,344	1,751	879
Total assets	795,523,534	16,635,891,599	6,506,930,826	284,382,754	52,929,101

Liabilities:
Payables:
Investment securities purchased	—	—	1,021,110	—	198,584
Collateral for securities loaned	434,046	124,038,217	187,646,529	13,994,705	340,095
Line of credit	189,688	—	—	—	—
Shares of beneficial interest redeemed	—	9,495	—	—	—
Due to Adviser	322,166	6,826,609	2,576,709	127,148	37,109
Due to custodian	—	—	—	—	77,185
Deferred Trustee fees	531,981	1,097,032	270,591	13,364	13,734
Accrued expenses	245,179	401,604	448,215	89,006	87,125
Total liabilities	1,723,060	132,372,957	191,963,154	14,224,223	753,832
NET ASSETS	$793,800,474	$16,503,518,642	$6,314,967,672	$270,158,531	$52,175,269
Shares outstanding	10,200,000	458,652,500	116,387,446	1,633,298	1,350,000
Net asset value, redemption and offering price per share	$77.82	$35.98	$54.26	$165.41	$38.65

Net Assets consist of:
Aggregate paid in capital	$1,379,239,567	$23,318,263,919	$9,487,517,646	$200,109,723	$92,958,351
Total distributable earnings (loss)	(585,439,093)	(6,814,745,277)	(3,172,549,974)	70,048,808	(40,783,082)
NET ASSETS	$793,800,474	$16,503,518,642	$6,314,967,672	$270,158,531	$52,175,269
(1) Value of securities on loan	$35,130,908	$277,024,023	$281,119,293	$56,269,478	$2,644,227
(2) Cost of investments — Unaffiliated issuers	$653,814,085	$5,512,949,139	$4,141,418,620	$146,142,026	$48,885,301
(3) Cost of investments — Affiliated issuers	$—	$7,222,599,066	$824,490,536	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$434,046	$124,038,217	$187,646,529	$13,994,705	$340,095
(5) Cost of cash denominated in foreign currency	$420,786	$458	$15,549	$—	$110,141

See Notes to Financial Statements

46

Oil Refiners ETF	Oil Services ETF	Rare Earth/ Strategic Metals ETF	Steel ETF	Unconventional Oil & Gas ETF	Uranium+Nuclear Energy ETF

$17,522,214	$723,731,887	$322,211,805	$76,821,399	$11,083,110	$18,068,025
—	—	—	—	—	—

—	22,425,566	9,421,120	1,467,173	253,074	1,037,199
15,795	109	149	173,192	101,105	388,195
—	—	1,070,882	—	2,546	—

—	—	—	19,228,632	2,534	2,597
—	—	26,740	20,833	—	—
—	—	—	—	184	—
43,207	698,185	100,074	90,179	9,704	22,362
875	4,343	1,748	879	870	873
17,582,091	746,860,090	332,832,518	97,802,287	11,453,127	19,519,251

—	—	—	8,047,909	2,540	285,131
—	22,425,566	9,421,120	1,467,173	253,074	1,037,199
—	499,706	1,020,606	—	—	—
—	—	—	11,220,642	—	—
7,259	206,527	116,138	1,031	—	5,664
—	—	—	—	—	—
641	182,952	17,273	18,069	4,285	11,932
68,087	124,530	134,821	157,370	108,926	86,089
75,987	23,439,281	10,709,958	20,912,194	368,825	1,426,015
$17,506,104	$723,420,809	$322,122,560	$76,890,093	$11,084,302	$18,093,236
700,000	4,700,543	4,924,987	1,725,000	145,000	366,632

$25.01	$153.90	$65.41	$44.57	$76.44	$49.35

$26,017,265	$2,514,280,861	$555,834,382	$222,845,794	$74,007,492	$100,672,591
(8,511,161)	(1,790,860,052)	(233,711,822)	(145,955,701)	(62,923,190)	(82,579,355)
$17,506,104	$723,420,809	$322,122,560	$76,890,093	$11,084,302	$18,093,236
$634,148	$40,399,525	$49,851,637	$14,911,116	$523,899	$975,422
$19,398,107	$926,029,173	$230,846,528	$71,825,201	$22,269,724	$16,609,800
$—	$—	$—	$—	$—	$—

$—	$22,425,566	$9,421,120	$1,467,173	$253,074	$1,037,199
$—	$—	$1,064,853	$—	$2,542	$—

See Notes to Financial Statements

47

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2020

	Agribusiness ETF	Gold Miners ETF	Junior Gold Miners ETF	Low Carbon Energy ETF	Natural Resources ETF
Income:
Dividends – unaffiliated issuers	$12,920,590	$96,427,085	$42,667,193	$1,111,727	$1,613,231
Dividends – affiliated issuers	—	85,380,976	10,943,049	—	—
Interest	938	10,563	33,990	140	77
Securities lending income	213,338	1,016,015	3,520,954	32,133	15,914
Foreign taxes withheld	(1,203,369)	(15,207,817)	(4,128,866)	(65,065)	(94,921)
Total income	11,931,497	167,626,822	53,036,320	1,078,935	1,534,301

Expenses:
Management fees	3,045,901	74,909,513	26,972,600	685,772	248,945
Professional fees	70,261	101,525	139,982	83,426	82,403
Custody and accounting fees	108,267	197,154	225,898	48,802	81,511
Reports to shareholders	57,692	437,380	148,834	38,717	15,548
IOPV fees	—	—	5,038	5,038	5,882
Trustees’ fees and expenses	24,660	337,383	175,279	4,646	2,589
Registration fees	5,995	6,680	20,426	8,518	5,995
Insurance	12,532	98,695	52,789	3,725	2,837
Interest	8,036	45,475	82,295	2,962	2,099
Other	13,854	312,254	221,929	2,225	1,668
Total expenses	3,347,198	76,446,059	28,045,070	883,831	449,477
Waiver of management fees	—	—	—	(29,968)	(203,578)
Expenses assumed by the Adviser	—	—	—	—	—
Net expenses	3,347,198	76,446,059	28,045,070	853,863	245,899
Net investment income	8,584,299	91,180,763	24,991,250	225,072	1,288,402

Net realized gain (loss) on:
Investments – unaffiliated issuers	(6,563,399)	(14,510,776)	187,710,247	42,036,606	(2,939,573)
Investments – affiliated issuers	—	(180,425,783)	(74,347,989)	—	—
In-kind redemptions – unaffiliated issuers	18,100,504	637,443,205	390,659,972	—	951,638
In-kind redemptions – affiliated issuers	—	594,850,341	154,828,519	—	—
Foreign currency transactions and foreign denominated assets and liabilities	61,014	(521,686)	2,589,212	(26,457)	(9,939)
Net realized gain (loss)	11,598,119	1,036,835,301	661,439,961	42,010,149	(1,997,874)

Net change in unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers	60,964,379	656,241,857	329,409,136	91,337,333	(1,679,909)
Investments – affiliated issuers	—	852,297,564	203,494,214	—	—
Foreign currency transactions and foreign denominated assets and liabilities	17,995	(25,702)	(3,411)	8,294	1,035
Net change in unrealized appreciation (depreciation)	60,982,374	1,508,513,719	532,899,939	91,345,627	(1,678,874)
Net Increase (Decrease) in Net Assets Resulting from Operations	$81,164,792	$2,636,529,783	$1,219,331,150	$133,580,848	$(2,388,346)

See Notes to Financial Statements

48

Oil Refiners ETF	Oil Services ETF	Rare Earth/ Strategic Metals ETF	Steel ETF	Unconventional Oil & Gas ETF	Uranium+Nuclear Energy ETF

$620,448	$9,053,159	$1,507,888	$1,347,382	$268,507	$518,768
—	—	—	—	—	—
—	1,481	1,367	41	177	175
1,254	1,315,176	1,964,089	38,425	3,578	9,819
(50,939)	(29,467)	(96,280)	(39,848)	(5,913)	(38,137)
570,763	10,340,349	3,377,064	1,346,000	266,349	490,625

90,743	1,781,434	831,684	234,556	51,070	95,610
67,700	73,700	71,589	71,250	71,631	72,404
47,128	40,041	60,797	110,404	41,136	42,385
12,267	68,936	29,768	13,970	13,080	9,895
5,038	5,038	5,882	3,983	5,354	5,882
1,614	34,840	7,200	2,887	3,022	962
5,862	12,250	5,997	1,221	5,995	5,995
1,839	13,931	4,116	2,789	1,854	1,762
900	8,135	25,011	2,975	—	330
343	2,394	3,418	937	620	3,259
233,434	2,040,699	1,045,462	444,972	193,762	238,484
(90,743)	(254,131)	(71,288)	(183,792)	(51,070)	(95,610)
(35,035)	—	—	—	(87,584)	(27,894)
107,656	1,786,568	974,174	261,180	55,108	114,980
463,107	8,553,781	2,402,890	1,084,820	211,241	375,645

(3,830,307)	(656,826,956)	(17,445,558)	(11,516,503)	(6,195,297)	(1,889,604)
—	—	—	—	—	—
(206,773)	56,271,904	1,853,141	3,752,088	(248,917)	1,216,426
—	—	—	—	—	—

(12,671)	—	(41,236)	—	5	3,555
(4,049,751)	(600,555,052)	(15,633,653)	(7,764,415)	(6,444,209)	(669,623)

1,113,021	363,927,111	112,751,242	12,848,203	1,113,009	1,096,615
—	—	—	—	—	—

2,587	—	3,043	—	(173)	(114)
1,115,608	363,927,111	112,754,285	12,848,203	1,112,836	1,096,501

$(2,471,036)	$(228,074,160)	$99,523,522	$6,168,608	$(5,120,132)	$802,523

See Notes to Financial Statements

49

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		Gold Miners ETF
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income	$8,584,299	$9,325,082	$91,180,763	$81,818,784
Net realized gain (loss)	11,598,119	44,797,316	1,036,835,301	379,314,111
Net change in unrealized appreciation (depreciation)	60,982,374	90,494,954	1,508,513,719	3,098,738,866
Net increase (decrease) in net assets resulting from operations	81,164,792	144,617,352	2,636,529,783	3,559,871,761

Distributions to shareholders:
From distributable earnings	(8,649,640)	(9,500,095)	(85,977,700)	(83,020,376)

Share transactions:**
Proceeds from sale of shares	106,178,252	105,326,430	4,987,854,222	3,041,614,263
Cost of shares redeemed	(101,652,572)	(280,400,157)	(4,033,614,138)	(4,095,425,966)
Increase (decrease) in net assets resulting from share transactions	4,525,680	(175,073,727)	954,240,084	(1,053,811,703)
Total increase (decrease) in net assets	77,040,832	(39,956,470)	3,504,792,167	2,423,039,682
Net Assets, beginning of year	716,759,642	756,716,112	12,998,726,475	10,575,686,793
Net Assets, end of year	$793,800,474	$716,759,642	$16,503,518,642	$12,998,726,475

** Shares of Common Stock Issued (no par value)
Shares sold	1,450,000	1,600,000	154,150,000	110,700,000
Shares redeemed	(1,700,000)	(4,400,000)	(138,550,000)	(169,500,000)
Net increase (decrease)	(250,000)	(2,800,000)	15,600,000	(58,800,000)

See Notes to Financial Statements

50

Junior Gold Miners ETF		Low Carbon Energy ETF		Natural Resources ETF
Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

$24,991,250	$10,138,692	$225,072	$70,269	$1,288,402	$1,907,303
661,439,961	389,351,781	42,010,149	3,957,336	(1,997,874)	1,861,690
532,899,939	1,159,349,428	91,345,627	24,995,612	(1,678,874)	8,604,689

1,219,331,150	1,558,839,901	133,580,848	29,023,217	(2,388,346)	12,373,682

(99,001,811)	(19,760,414)	(149,937)	—	(1,274,940)	(1,900,000)

2,296,605,753	1,571,000,381	32,017,566	3,279,996	11,167,537	3,749,265
(2,321,187,674)	(2,164,254,798)	—	(6,568,905)	(25,822,931)	(21,011,129)

(24,581,921)	(593,254,417)	32,017,566	(3,288,909)	(14,655,394)	(17,261,864)
1,095,747,418	945,825,070	165,448,477	25,734,308	(18,318,680)	(6,788,182)
5,219,220,254	4,273,395,184	104,710,054	78,975,746	70,493,949	77,282,131
$6,314,967,672	$5,219,220,254	$270,158,531	$104,710,054	$52,175,269	$70,493,949

58,350,000	44,500,000	250,000	50,000	300,000	100,000
(65,100,000)	(63,300,000)	—	(100,000)	(850,000)	(600,000)
(6,750,000)	(18,800,000)	250,000	(50,000)	(550,000)	(500,000)

See Notes to Financial Statements

51

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Oil Refiners ETF		Oil Services ETF (a)
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019
Operations:
Net investment income	$463,107	$472,933	$8,553,781	$17,732,991
Net realized loss	(4,049,751)	(4,102,029)	(600,555,052)	(732,283,769)
Net change in unrealized appreciation (depreciation)	1,115,608	6,240,728	363,927,111	792,379,286
Net increase (decrease) in net assets resulting from operations	(2,471,036)	2,611,632	(228,074,160)	77,828,508

Distributions to shareholders:
From distributable earnings	(450,520)	(496,080)	(8,700,087)	(17,651,031)
Return of capital	(11,480)	—	—	—
Total distributions	(462,000)	(496,080)	(8,700,087)	(17,651,031)

Share transactions:**
Proceeds from sale of shares	10,352,663	21,310,441	1,565,472,841	1,831,589,993
Cost of shares redeemed	(24,728,022)	(37,120,710)	(1,378,601,348)	(2,163,278,689)
Increase (decrease) in net assets resulting from share transactions	(14,375,359)	(15,810,269)	186,871,493	(331,688,696)
Total increase (decrease) in net assets	(17,308,395)	(13,694,717)	(49,902,754)	(271,511,219)
Net Assets, beginning of year	34,814,499	48,509,216	773,323,563	1,044,834,782
Net Assets, end of year	$17,506,104	$34,814,499	$723,420,809	$773,323,563
** Shares of Common Stock Issued (no par value)
Shares sold	525,000	700,000	11,320,000	6,570,000
Shares redeemed	(1,025,000)	(1,300,000)	(9,532,500)	(7,380,000)
Net increase (decrease)	(500,000)	(600,000)	1,787,500	(810,000)

(a)	Share activity has been adjusted to reflect the 1 for 20 reverse share split which took place on April 15, 2020 (See Note 11).
(b)	Share activity has been adjusted to reflect the 1 for 3 reverse share split which took place on April 15, 2020 (See Note 11).
(c)	Share activity has been adjusted to reflect the 1 for 10 reverse share split which took place on April 15, 2020 (See Note 11).

See Notes to Financial Statements

52

Rare Earth/Strategic Metals ETF (b)		Steel ETF		Unconventional Oil & Gas ETF (c)
Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2019

$2,402,890	$3,627,666	$1,084,820	$1,819,995	$211,241	$286,559
(15,633,653)	(34,444,235)	(7,764,415)	(4,736,577)	(6,444,209)	(6,395,006)
112,754,285	20,064,586	12,848,203	9,706,290	1,112,836	8,707,027
99,523,522	(10,751,983)	6,168,608	6,789,708	(5,120,132)	2,598,580

(2,500,183)	(3,000,424)	(1,160,720)	(1,830,265)	(175,001)	(350,000)
—	—	(89,230)	—	—	—
(2,500,183)	(3,000,424)	(1,249,950)	(1,830,265)	(175,001)	(350,000)

133,894,168	179,145,791	32,148,724	22,421,304	—	1,675,305
(101,731,782)	(64,994,094)	(26,219,056)	(18,873,013)	(3,221,221)	(14,385,844)
32,162,386	114,151,697	5,929,668	3,548,291	(3,221,221)	(12,710,539)
129,185,725	100,399,290	10,848,326	8,507,734	(8,516,354)	(10,461,959)
192,936,835	92,537,545	66,041,767	57,534,033	19,600,656	30,062,615
$322,122,560	$192,936,835	$76,890,093	$66,041,767	$11,084,302	$19,600,656

2,933,333	4,033,333	800,000	600,000	—	15,000
(2,783,333)	(1,533,333)	(825,000)	(500,000)	(30,000)	(115,000)
150,000	2,500,000	(25,000)	100,000	(30,000)	(100,000)

See Notes to Financial Statements

53

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Uranium+Nuclear Energy ETF
	Year Ended	Year Ended
	December 31,	December 31,
	2020	2019
Operations:
Net investment income	$375,645	$516,417
Net realized loss	(669,623)	(123,124)
Net change in unrealized appreciation (depreciation)	1,096,501	(269,910)
Net increase in net assets resulting from operations	802,523	123,383

Distributions to shareholders:
From distributable earnings	(401,975)	(550,019)

Share transactions:**
Cost of shares redeemed	(5,037,717)	(2,503,957)
Decrease in net assets resulting from share transactions	(5,037,717)	(2,503,957)
Total decrease in net assets	(4,637,169)	(2,930,593)
Net Assets, beginning of year	22,730,405	25,660,998
Net Assets, end of year	$18,093,236	$22,730,405

** Shares of Common Stock Issued (no par value)
Shares redeemed	(100,000)	(50,000)
Net decrease	(100,000)	(50,000)

See Notes to Financial Statements

54

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Agribusiness ETF
	For the Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$68.59	$57.11	$61.63	$51.38	$46.55
Income from investment operations:
Net investment income	0.90 (a)	0.83 (a)	0.83 (a)	0.83 (a)	1.07
Net realized and unrealized gain (loss) on investments	9.19	11.56	(4.39)	10.30	4.86
Total from investment operations	10.09	12.39	(3.56)	11.13	5.93
Less distributions from:
Net investment income	(0.86)	(0.91)	(0.96)	(0.88)	(1.10)
Net asset value, end of year	$77.82	$68.59	$57.11	$61.63	$51.38
Total return (b)	14.73%	21.70%	(5.76)%	21.68%	12.74%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$793,800	$716,760	$756,716	$853,578	$804,156
Ratio of gross expenses to average net assets	0.55%	0.56%	0.54%	0.54%	0.53%
Ratio of net expenses to average net assets	0.55%	0.56%	0.54%	0.54%	0.53%
Ratio of net expenses to average net assets excluding interest expense	0.55%	0.56%	0.54%	0.53%	0.53%
Ratio of net investment income to average net assets	1.41%	1.29%	1.32%	1.48%	2.04%
Portfolio turnover rate (c)	13%	21%	16%	22%	15%

	Gold Miners ETF
	For the Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$29.34	$21.07	$23.25	$20.92	$13.72
Income from investment operations:
Net investment income	0.21 (a)	0.19 (a)	0.14 (a)	0.10 (a)	0.03
Net realized and unrealized gain (loss) on investments	6.62	8.27	(2.21)	2.41	7.23
Total from investment operations	6.83	8.46	(2.07)	2.51	7.26
Less distributions from:
Net investment income	(0.19)	(0.19)	(0.11)	(0.18)	(0.06)
Net asset value, end of year	$35.98	$29.34	$21.07	$23.25	$20.92
Total return (b)	23.30%	40.15%	(8.92)%	11.99%	52.91%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$16,503,519	$12,998,726	$10,575,687	$7,574,585	$9,685,012
Ratio of gross expenses to average net assets	0.51%	0.52%	0.52%	0.53%	0.51%
Ratio of net expenses to average net assets	0.51%	0.52%	0.52%	0.53%	0.51%
Ratio of net expenses to average net assets excluding interest expense	0.51%	0.52%	0.52%	0.53%	0.51%
Ratio of net investment income to average net assets	0.61%	0.76%	0.66%	0.42%	0.21%
Portfolio turnover rate (c)	13%	14%	15%	12%	26%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

55

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Junior Gold Miners ETF
	For the Year Ended December 31,
	2020	2019	2018	2017		2016
Net asset value, beginning of year	$42.39	$30.11	$34.21	$31.72		$19.22
Income from investment operations:
Net investment income	0.22 (a)	0.08 (a)	0.14 (a)	0.05	(a)	0.14
Net realized and unrealized gain (loss) on investments	12.51	12.36	(4.10)	2.45		13.87
Total from investment operations	12.73	12.44	(3.96)	2.50		14.01
Less distributions from:
Net investment income	(0.86)	(0.16)	(0.14)	(0.01)		(1.51)
Net asset value, end of year	$54.26	$42.39	$30.11	$34.21		$31.72
Total return (b)	30.07%	41.31%	(11.58)%	7.89%		73.75%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$6,314,968	$5,219,220	$4,273,395	$4,634,495		$3,454,333
Ratio of gross expenses to average net assets	0.52%	0.53%	0.53%	0.55	%(d)	0.52	%(d)
Ratio of net expenses to average net assets	0.52%	0.53%	0.53%	0.54	%(d)	0.52	%(d)
Ratio of net expenses to average net assets excluding interest expense and taxes	0.52%	0.53%	0.53%	0.53	%(d)	0.52	%(d)
Ratio of net investment income to average net assets	0.46%	0.24%	0.45%	0.16	%(d)	0.14	%(d)
Portfolio turnover rate (c)	34%	19%	28%	67%		58%

	Low Carbon Energy ETF
	For the Year Ended December 31,
	2020	2019	2018	2017		2016
Net asset value, beginning of year	$75.70	$55.10	$60.94	$50.62		$54.57
Income from investment operations:
Net investment income	0.16 (a)	0.05 (a)	0.26 (a)	1.12	(a)	1.38
Net realized and unrealized gain (loss) on investments	89.64	20.55	(5.76)	9.97		(4.26)
Total from investment operations	89.80	20.60	(5.50)	11.09		(2.88)
Less distributions from:
Net investment income	(0.09)	—	(0.34)	(0.77)		(1.07)
Net asset value, end of year	$165.41	$75.70	$55.10	$60.94		$50.62
Total return (b)	118.65%	37.38%	(9.02)%	21.90%		(5.26)%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$270,159	$104,710	$78,976	$87,351		$64,958
Ratio of gross expenses to average net assets	0.64%	0.65%	0.65%	0.67%		0.64%
Ratio of net expenses to average net assets	0.62%	0.62%	0.63%	0.63%		0.62%
Ratio of net expenses to average net assets excluding interest expense	0.62%	0.62%	0.62%	0.62%		0.62%
Ratio of net investment income to average net assets	0.16%	0.08%	0.44%	1.94%		2.04%
Portfolio turnover rate (c)	84%	40%	31%	21%		32%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

56

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Natural Resources ETF
	For the Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$37.10	$32.20	$37.09	$32.31	$26.38
Income from investment operations:
Net investment income	0.84 (a)	0.96 (a)	0.81 (a)	0.72 (a)	0.66
Net realized and unrealized gain (loss) on investments	1.65 (d)	4.94	(4.78)	4.81	5.91
Total from investment operations	2.49	5.90	(3.97)	5.53	6.57
Less distributions from:
Net investment income	(0.94)	(1.00)	(0.92)	(0.75)	(0.64)
Net asset value, end of year	$38.65	$37.10	$32.20	$37.09	$32.31
Total return (b)	6.73%	18.34%	(10.69)%	17.14%	24.93%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$52,175	$70,494	$77,282	$103,863	$95,323
Ratio of gross expenses to average net assets	0.90%	0.79%	0.72%	0.80%	0.77%
Ratio of net expenses to average net assets	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net expenses to average net assets excluding interest expense	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	2.59%	2.70%	2.21%	2.09%	2.18%
Portfolio turnover rate (c)	26%	24%	23%	34%	37%

	Oil Refiners ETF
	For the Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$29.01	$26.95	$30.40	$20.86	$19.69
Income from investment operations:
Net investment income	0.58 (a)	0.56 (a)	0.74 (a)	0.61 (a)	0.73
Net realized and unrealized gain (loss) on investments	(3.92)	1.91	(3.54)	9.38	1.15
Total from investment operations	(3.34)	2.47	(2.80)	9.99	1.88
Less distributions from:
Net investment income	(0.64)	(0.41)	(0.52)	(0.37)	(0.71)
Net realized capital gains	—	—	(0.13)	(0.08)	—
Return of capital	(0.02)	—	—	—	—
Total distributions	(0.66)	(0.41)	(0.65)	(0.45)	(0.71)
Net asset value, end of year	$25.01	$29.01	$26.95	$30.40	$20.86
Total return (b)	(11.50)%	9.19%	(9.22)%	47.91%	9.55%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$17,506	$34,814	$48,509	$10,641	$3,129
Ratio of gross expenses to average net assets	1.29%	1.03%	0.72%	2.71%	3.42%
Ratio of net expenses to average net assets	0.59%	0.60%	0.60%	0.59%	0.59%
Ratio of net expenses to average net assets excluding interest expense	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets	2.56%	1.97%	2.32%	2.43%	2.85%
Portfolio turnover rate (c)	37%	30%	31%	24%	15%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the year due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See Notes to Financial Statements

57

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Oil Services ETF #
	For the Year Ended December 31,
	2020	2019		2018	2017	2016
Net asset value, beginning of year	$265.47	$280.60		$520.40	$667.20	$528.80
Income from investment operations:
Net investment income	2.26 (a)	6.60	(a)	7.00 (a)	18.00 (a)	9.20
Net realized and unrealized gain (loss) on investments	(111.94)	(15.93	)(d)	(240.80)	(151.20)	138.60
Total from investment operations	(109.68)	(9.33)		(233.80)	(133.20)	147.80
Less distributions from:
Net investment income	(1.89)	(5.80)		(6.00)	(13.60)	(9.40)
Net asset value, end of year	$153.90	$265.47		$280.60	$520.40	$667.20
Total return (b)	(41.31)%	(3.35)%		(44.93)%	(19.95)%	27.92%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$723,421	$773,324		$1,044,835	$1,651,265	$1,218,137
Ratio of gross expenses to average net assets	0.40%	0.39%		0.38%	0.39%	0.40%
Ratio of net expenses to average net assets	0.35%	0.35%		0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35%	0.35%		0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.68%	2.28%		1.44%	3.36%	1.70%
Portfolio turnover rate (c)	33%	29%		22%	34%	24%

	Rare Earth/Strategic Metals ETF ##
	For the Year Ended December 31,
	2020	2019		2018	2017	2016
Net asset value, beginning of year	$40.41	$40.68		$89.25	$50.70	$41.04
Income from investment operations:
Net investment income	0.58 (a)	0.90	(a)	1.98 (a)	1.32 (a)	0.36
Net realized and unrealized gain (loss) on investments	24.95	(0.54	)(d)	(45.48)	39.84	10.44
Total from investment operations	25.53	0.36		(43.50)	41.16	10.80
Less distributions from:
Net investment income	(0.53)	(0.63)		(5.07)	(2.61)	(1.14)
Net asset value, end of year	$65.41	$40.41		$40.68	$89.25	$50.70
Total return (b)	63.22%	0.91%		(48.70)%	81.43%	26.35%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$322,123	$192,937		$92,538	$182,207	$42,663
Ratio of gross expenses to average net assets	0.63%	0.64%		0.63%	0.73%	0.86%
Ratio of net expenses to average net assets	0.59%	0.60%		0.59%	0.61%	0.61%
Ratio of net expenses to average net assets excluding interest expense	0.57%	0.57%		0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	1.44%	2.14%		2.73%	1.99%	1.43%
Portfolio turnover rate (c)	70%	64%		68%	57%	104%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the year due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
#	On April 15, 2020, the Fund effected a 1 for 20 reverse share split (See Note 11). Per share data prior to April 15, 2020 has been adjusted to reflect the reverse share split.
##	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 11). Per share data prior to April 15, 2020 has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

58

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Steel ETF
	For the Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$37.74	$34.87	$45.74	$37.82	$19.52
Income from investment operations:
Net investment income	0.71 (a)	1.16 (a)	1.30 (a)	0.92 (a)	0.42
Net realized and unrealized gain (loss) on investments	6.95	2.75	(9.99)	8.12	18.28
Total from investment operations	7.66	3.91	(8.69)	9.04	18.70
Less distributions from:
Net investment income	(0.77)	(1.04)	(2.18)	(1.12)	(0.40)
Return of capital	(0.06)	—	—	—	—
Total distributions	(0.83)	(1.04)	(2.18)	(1.12)	(0.40)
Net asset value, end of year	$44.57	$37.74	$34.87	$45.74	$37.82
Total return (b)	20.57%	11.02%	(18.94)%	23.86%	95.77%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$76,890	$66,042	$57,534	$150,937	$185,324
Ratio of gross expenses to average net assets	0.95%	0.71%	0.61%	0.62%	0.60%
Ratio of net expenses to average net assets	0.56%	0.56%	0.56%	0.56%	0.55%
Ratio of net expenses to average net assets excluding interest expense	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.31%	3.11%	2.80%	2.25%	1.88%
Portfolio turnover rate (c)	34%	19%	16%	31%	20%

	Unconventional Oil & Gas ETF #
	For the Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$112.00	$109.30	$157.30	$182.50	$132.40
Income from investment operations:
Net investment income	1.44 (a)	1.50 (a)	1.00 (a)	0.90 (a)	0.90
Net realized and unrealized gain (loss) on investments	(35.79)	3.20	(48.10)	(25.00)	49.80
Total from investment operations	(34.35)	4.70	(47.10)	(24.10)	50.70
Less distributions from:
Net investment income	(1.21)	(2.00)	(0.90)	(1.10)	(0.60)
Net asset value, end of year	$76.44	$112.00	$109.30	$157.30	$182.50
Total return (b)	(30.65)%	4.32%	(29.96)%	(13.20)%	38.31%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$11,084	$19,601	$ 30,063	$69,203	$59,324
Ratio of gross expenses to average net assets	1.90%	0.96%	0.61%	0.70%	0.71%
Ratio of net expenses to average net assets	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net expenses to average net assets excluding interest expense	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets	2.07%	1.26%	0.65%	0.56%	0.63%
Portfolio turnover rate (c)	24%	30%	17%	17%	23%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On April 15, 2020, The Fund effected a 1 for 10 reverse share split (See Note 11). Per share data prior to April 15, 2020 has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

59

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Uranium+Nuclear Energy ETF
	For the Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$48.71	$49.67	$49.09	$47.55	$45.25
Income from investment operations:
Net investment income	0.89 (a)	1.07 (a)	1.30 (a)	1.35 (a)	2.08
Net realized and unrealized gain (loss) on investments	0.85	(0.85)	1.22	2.57	1.94
Total from investment operations	1.74	0.22	2.52	3.92	4.02
Less distributions from:
Net investment income	(1.10)	(1.18)	(1.94)	(2.38)	(1.72)
Net asset value, end of year	$49.35	$48.71	$49.67	$49.09	$47.55
Total return (b)	3.59%	0.44%	5.15%	8.27%	8.87%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$18,093	$22,730	$25,661	$27,815	$34,076
Ratio of gross expenses to average net assets	1.25%	0.93%	0.85%	0.89%	0.79%
Ratio of net expenses to average net assets	0.60%	0.61%	0.60%	0.61%	0.61%
Ratio of net expenses to average net assets excluding interest expense	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.97%	2.13%	2.58%	2.67%	3.37%
Portfolio turnover rate (c)	25%	15%	32%	19%	36%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

60

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification
Agribusiness ETF	Non-Diversified
Gold Miners ETF	Non-Diversified
Junior Gold Miners ETF	Non-Diversified
Low Carbon Energy ETF	Non-Diversified
Natural Resources ETF	Diversified
Oil Refiners ETF	Non-Diversified
Oil Services ETF	Non-Diversified
Rare Earth/Strategic Metals ETF	Non-Diversified
Steel ETF	Non-Diversified
Unconventional Oil & Gas ETF	Non-Diversified
Uranium+Nuclear Energy ETF	Non-Diversified

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review
61

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
62

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at December 31, 2020 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets (except for Oil Services ETF). The management fee rate for Oil Services ETF is 0.35%. The Adviser has agreed, until at least May 1, 2021 to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

The current expense limitations for the year ended December 31, 2020 are as follows:

Fund	Expense Limitations
Agribusiness ETF	0.56%
Gold Miners ETF	0.53
Junior Gold Miners ETF	0.56
Low Carbon Energy ETF	0.62
Natural Resources ETF	0.49
Oil Refiners ETF	0.59
Oil Services ETF	0.35
Rare Earth/Strategic Metals ETF	0.57
Steel ETF	0.55
Unconventional Oil & Gas ETF	0.54
Uranium+Nuclear Energy ETF	0.60

Refer to Statement of Operations for the amounts waived/assumed by the Adviser.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2020, the Adviser owned 2,500 shares of Gold Miners ETF.

Note 4—Capital Share Transactions—As of December 31, 2020, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

63

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the year ended December 31, 2020, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Agribusiness ETF	$79,844,412	$80,180,545	$101,671,061	$96,603,670
Gold Miners ETF	1,901,606,567	1,909,646,632	4,987,916,767	4,032,695,421
Junior Gold Miners ETF	1,838,686,125	1,917,585,976	2,295,670,869	2,320,860,558
Low Carbon Energy ETF	118,873,764	118,600,358	32,018,541	—
Natural Resources ETF	12,872,534	13,441,193	10,829,073	25,062,501
Oil Refiners ETF	6,802,135	8,938,723	8,599,720	20,805,481
Oil Services ETF	168,336,306	168,033,988	1,313,023,985	1,126,206,001
Rare Earth/Strategic Metals ETF	133,994,752	119,889,659	79,560,938	61,504,112
Steel ETF	16,686,551	16,988,651	32,170,634	26,287,430
Unconventional Oil & Gas ETF	2,507,011	2,472,434	—	3,221,244
Uranium+Nuclear Energy ETF	4,747,154	4,745,942	—	5,005,026

Note 6—Income Taxes—As of December 31, 2020, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$661,795,503	$200,296,842	$(68,244,017)	$132,052,825
Gold Miners ETF	12,888,648,702	4,153,804,987	(429,226,905)	3,724,578,082
Junior Gold Miners ETF	5,328,228,763	1,506,811,485	(343,915,689)	1,162,895,796
Low Carbon Energy ETF	159,790,118	125,059,847	(687,006)	124,372,841
Natural Resources ETF	49,356,990	10,383,508	(7,339,173)	3,044,335
Oil Refiners ETF	19,706,249	2,573,876	(4,757,910)	(2,184,034)
Oil Services ETF	950,795,470	67,754,108	(272,392,125)	(204,638,017)
Rare Earth/Strategic Materials ETF	252,304,648	96,767,495	(17,439,218)	79,328,277
Steel ETF	73,634,278	8,854,957	(4,200,663)	4,654,294
Unconventional Oil & Gas ETF	23,043,840	1,036,686	(12,744,341)	(11,707,655)
Uranium+Nuclear Energy ETF	17,762,050	2,717,020	(1,373,846)	1,343,174
64

At December 31, 2020, the components of total distributable earnings (losses) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Losses	Qualified Late Year Losses*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Losses)
Agribusiness ETF	$296,345	$(717,283,926)	$—	$(531,980)	$132,080,468	$(585,439,093)
Gold Miners ETF	8,113,614	(10,546,342,164)	—	(1,097,033)	3,724,580,306	(6,814,745,277)
Junior Gold Miners ETF	62,653,148	(4,397,830,326)	—	(270,590)	1,162,897,794	(3,172,549,974)
Low Carbon Energy ETF	89,513	(54,410,011)	—	(13,364)	124,382,670	70,048,808
Natural Resources ETF	35,329	(43,851,410)	—	(13,734)	3,046,733	(40,783,082)
Oil Refiners ETF	—	(6,329,757)	—	(639)	(2,180,765)	(8,511,161)
Oil Services ETF	93,298	(1,586,132,380)	—	(182,953)	(204,638,017)	(1,790,860,052)
Rare Earth/Strategic Materials ETF	1,882,860	(314,911,951)	—	(17,274)	79,334,543	(233,711,822)
Steel ETF	—	(150,591,926)	—	(18,069)	4,654,294	(145,955,701)
Unconventional Oil & Gas ETF	45,285	(51,256,541)	—	(4,284)	(11,707,650)	(62,923,190)
Uranium+Nuclear Energy ETF	520,596	(84,431,140)	—	(11,932)	1,343,121	(82,579,355)

*	Qualified late year losses incurred after October 31, 2020 are deemed to arise on the January 1, 2021.

The tax character of dividends paid to shareholders during the years ended December 31, 2020 and December 31, 2019 was as follows:

	2020 Dividends		2019 Dividends
Fund	Ordinary Income *	Return of Capital	Ordinary Income *
Agribusiness ETF	$8,649,640	$—	$9,500,095
Gold Miners ETF	85,977,700	—	83,020,376
Junior Gold Miners ETF	99,001,811	—	19,760,414
Low Carbon Energy ETF	149,937	—	—
Natural Resources ETF	1,274,940	—	1,900,000
Oil Refiners ETF	450,520	11,480	496,080
Oil Services ETF	8,700,087	—	17,651,031
Rare Earth/Strategic Materials ETF	2,500,183	—	3,000,424
Steel ETF	1,160,720	89,230	1,830,265
Unconventional Oil & Gas ETF	175,001	—	350,000
Uranium+Nuclear Energy ETF	401,975	—	550,019

*	Includes short-term capital gains (if any)

At December 31, 2020, the Funds had capital loss carryforwards available to offset future capital gains, as follow:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Agribusiness ETF	$(177,519,804)	$(539,764,122)	$(717,283,926)
Gold Miners ETF	(1,519,879,482)	(9,026,462,682)	(10,546,342,164)
Junior Gold Miners ETF	(1,507,314,030)	(2,890,516,296)	(4,397,830,326)
Low Carbon Energy ETF	—	(54,410,011)	(54,410,011)
Natural Resources ETF	(3,328,176)	(40,523,234)	(43,851,410)
Oil Refiners ETF	(3,155,792)	(3,173,965)	(6,329,757)
Oil Services ETF	(154,740,702)	(1,431,391,678)	(1,586,132,380)
Rare Earth/Strategic Materials ETF	(81,323,804)	(233,588,147)	(314,911,951)
Steel ETF	(8,646,064)	(141,945,862)	(150,591,926)
Unconventional Oil & Gas ETF	(7,192,997)	(44,063,544)	(51,256,541)
Uranium+Nuclear Energy ETF	(13,943,688)	(70,487,452)	(84,431,140)

During the year ended December 31, 2020, Junior Gold Miners ETF and Low Carbon Energy ETF, utilized $128,602,802 and $41,917,163 of their capital loss carryovers available from prior years.

65

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

During the year ended December 31, 2020, as a result of permanent book to tax differences, primarily due to the tax treatment of gains/losses from securities redeemed in-kind, the Funds incurred differences that affected distributable earnings and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Distributable Earnings	Increase (Decrease) in Aggregate Paid in Capital
Agribusiness ETF	$(18,335,506)	$18,335,506
Gold Miners ETF	(1,226,208,198)	1,226,208,198
Junior Gold Miners ETF	(518,196,363)	518,196,363
Natural Resources ETF	(731,531)	731,531
Oil Refiners ETF	443,518	(443,518)
Oil Services ETF	(47,369,009)	47,369,009
Rare Earth/Strategic Materials ETF	(1,301,221)	1,301,221
Steel ETF	(3,504,922)	3,504,922
Unconventional Oil & Gas ETF	432,883	(432,883)
Uranium+Nuclear Energy ETF	(1,188,609)	1,188,609

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2020, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

66

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2020 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of December 31, 2020:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Agribusiness ETF	$35,130,908	$434,046	$36,567,540	$37,001,586
Gold Miners ETF	277,024,023	124,038,217	168,762,740	292,800,957
Junior Gold Miners ETF	281,119,293	187,646,529	108,390,734	296,037,263
Low Carbon Energy ETF	56,269,478	13,994,705	44,607,780	58,602,485
Natural Resources ETF	2,644,227	340,095	2,437,865	2,777,960
Oil Refiners ETF	634,148	—	666,146	666,146
Oil Services ETF	40,399,525	22,425,566	20,392,026	42,817,592
Rare Earth/Strategic Metals ETF	49,851,637	9,421,120	42,589,617	52,010,737
Steel ETF	14,911,116	1,467,173	14,242,723	15,709,896
Unconventional Oil & Gas ETF	523,899	253,074	303,286	556,360
Uranium+Nuclear Energy ETF	975,422	1,037,199	—	1,037,199

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2020:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Agribusiness ETF	$434,046
Gold Miners ETF	124,038,217
Junior Gold Miners ETF	187,646,529
Low Carbon Energy ETF	13,994,705
Natural Resources ETF	340,095
Oil Services ETF	22,425,566
Rare Earth/Strategic Metals ETF	9,421,120
Steel ETF	1,467,173
Unconventional Oil & Gas ETF	253,074
Uranium+Nuclear Energy ETF	1,037,199

*	Remaining contractual maturity of the agreements: overnight and continuous
67

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2020, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Agribusiness ETF	146	$946,165	1.67%
Gold Miners ETF	149	5,734,792	1.75
Junior Gold Miners ETF	69	13,078,780	2.66
Low Carbon Energy ETF	94	311,430	1.43
Natural Resources ETF	157	148,344	1.76
Oil Refiners ETF	29	162,825	2.07
Oil Services ETF	127	1,068,194	1.93
Rare Earth/Strategic Metals ETF	265	1,177,800	1.83
Steel ETF	143	170,802	2.00

Outstanding loan balances as of December 31, 2020, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split—The Board of Trustees approved a 1 for 20 reverse share split for Oil Services ETF, a 1 for 3 reverse share split for Rare Earth/Strategic Metals ETF, and a 1 for 10 reverse share split for Unconventional Oil & Gas ETF. On April 15, 2020, shares began trading on a split-adjusted basis. The Statements of Changes in net Assets and Financial Highlights prior to April 15, 2020 have been adjusted to reflect these reverse share splits.

Note 12—Recent Accounting Pronouncements—The Funds adopted all provisions of the Accounting Standards Update No. 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosures.

Note 13—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

At a meeting held on February 24, 2021, the Board of Trustees of the Trust approved changing VanEck Vectors Low Carbon Energy ETF benchmark index from the Ardour Global Index (Extra Liquid) to the MVIS Global Low Carbon Energy Index effective on or after April 26, 2021. As a result of this change they also approved changing the Funds investment objective and its principal investment strategy. The Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS Global Low Carbon Energy Index.

68

VANECK VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of VanEck Vectors Agribusiness ETF, VanEck Vectors Gold Miners ETF, VanEck Vectors Junior Gold Miners ETF, VanEck Vectors Low Carbon Energy ETF, VanEck Vectors Natural Resources ETF, VanEck Vectors Oil Refiners ETF, VanEck Vectors Oil Services ETF, VanEck Vectors Rare Earth/Strategic Metals ETF, VanEck Vectors Steel ETF, VanEck Vectors Unconventional Oil & Gas ETF and VanEck Vectors Uranium+Nuclear Energy ETF and the Board of Trustees of VanEck Vectors ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of VanEck Vectors Agribusiness ETF, VanEck Vectors Gold Miners ETF, VanEck Vectors Junior Gold Miners ETF, VanEck Vectors Low Carbon Energy ETF, VanEck Vectors Natural Resources ETF, VanEck Vectors Oil Refiners ETF, VanEck Vectors Oil Services ETF, VanEck Vectors Rare Earth/Strategic Metals ETF, VanEck Vectors Steel ETF, VanEck Vectors Unconventional Oil & Gas ETF and VanEck Vectors Uranium+Nuclear Energy ETF (collectively referred to as the “Funds”) (eleven of the series constituting VanEck Vectors ETF Trust (the “Trust”)), including the schedules of investments, as of December 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the series constituting VanEck Vectors ETF Trust) at December 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from broker were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the VanEck investment companies since 1999.

New York, New York

February 25, 2021

69

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2020:

Record Date	12/22/2020
Ex Date	12/21/2020
Payable Date	12/28/2020

	Agribusiness ETF	Gold Miners ETF		Junior Gold Miners ETF		Low Carbon Energy ETF	Natural Resources ETF		Oil Refiners ETF
Total Distribution Paid Per Share	$0.856400	$0.189900		$0.855400		$0.091800	$0.944400		$0.643600
Ordinary Income Per Share	$0.856400	$0.189900		$0.855400		$0.091800	$0.944400		$0.627200
Return of Capital Per Share	$—	$—		$—		$—	$—		$0.016400	(a)

Ordinary Income:
Qualified Dividend Income for Individuals	100.00%	100.00	%*	33.70	%*	100.00%	97.50	%*	100.00	%*
Dividends Qualifying for the Dividends Received Deduction for Corporations	49.71%	37.95	%*	0.38	%*	97.77%	44.37	%*	52.71	%*
Foreign Source Income	—	75.08	%*	32.82	%*	—	59.17	%*	57.79	%*
Foreign Taxes Paid Per Share	—	0.033754	**	$0.033378	**	$—	$0.047881	**	$0.064871	**

	Oil Services ETF	Rare Earth / Strategic Metals ETF		Steel ETF		Unconventional Oil & Gas ETF	Uranium+ Nuclear Energy ETF
Total Distribution Paid Per Share	$1.891100	$0.534800		$0.833300		$1.206900	$1.096400
Ordinary Income Per Share	$1.891100	$0.534800		$0.773813		$1.206900	$1.096400
Return of Capital Per Share	$—	$—		$0.059487	(a)	$—	$—

Ordinary Income:
Qualified Dividend Income for Individuals	62.61%	40.93	%*	99.80	%*	100.00%	100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations	55.58%	—		31.24	%*	100.00%	89.20%
Foreign Source Income	—	29.61	%*	62.93	%*	—	—
Foreign Taxes Paid Per Share	$—	$0.011871	**	$0.024901	**	—	—

*	Expressed as a percentage of the ordinary income distribution grossed up for foreign taxes.

**	The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting dleduction from gross income or may be taken as a credit for taxes paid to foreign governments.

(a)	A return of capital is not considered taxable income to shareholders. The portion of a distribution which is a dividend is includable in gross income while the portion of the distribution which is not a dividend shall be applied against and reduces the adjusted basis of the stock. Accordingly, shareholders who received these distributions should not include these amounts in taxable income, but instead should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid.

Please consult your tax advisor for proper treatment of this information.

70

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

December 31, 2020 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held Outside the Fund Complex[3] During Past Five Years

Independent Trustees
David H. Chow, 1957*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/ strategy consulting firm and Registered Investment Adviser), March 1999 to present.	56	Trustee, Berea College of Kentucky, May 2009 to present and currently Chairman of the Investment Committee; Member of the Governing Council of the Independent Directors Council, October 2012 to September 2020; Trustee, MainStay Fund Complex[4], January 2016 to present and currently Chairman of the Risk and Compliance Committee.

Laurie A. Hesslein, 1959*†	Trustee	Since 2019	Citigroup, Managing Director, and Business Head, Local Consumer Lending North America, and CEO and President, CitiFinancial Servicing LLC (2013 - 2017).	56	Trustee, First Eagle Senior Loan Fund. Formerly, Trustee, Eagle Growth and Income Opportunities Fund, March 2017 to December 2020.

R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle).	67	Chairman and Independent Director, EULAV Asset Management; Trustee, Kenyon Review; Trustee, Children’s Village. Formerly, Independent Director, Tremont offshore funds.

Peter J. Sidebottom, 1962*†	Trustee	Since 2012	Lead Partner, North America Banking and Capital Markets Strategy, Accenture, May 2017 to present; Partner, PWC/Strategy & Financial Services Advisory, February 2015 to March 2017; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to February 2016; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	56	Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to 2009; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to 2016.

Richard D. Stamberger, 1959*†	Trustee	Since 2006	Senior Vice President, B2B, Future Plc (global media company), July 2020 to present; President, CEO and co-founder, SmartBrief, Inc., 1999 to 2019.	67	Director, Food and Friends, Inc.
Interested Trustee
Jan F. van Eck, 1963[5]	Trustee, Chief Executive Officer and President	Trustee (Since 2006); Chief Executive Officer and President (Since 2009)	Director, President and Chief Executive Officer of Van Eck Associates Corporation (VEAC), Van Eck Absolute Return Advisers Corporation (VEARA) and Van Eck Securities Corporation (VESC); Officer and/or Director of other companies affiliated with VEAC and/or the Trust	67	Director, National Committee on US-China Relations.

[1]	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
[4]	The MainStay Fund Complex consists of MainStay Funds, MainStay Funds Trust, MainStay VP Funds Trust and MainStay MacKay Defined Term Municipal Opportunities Fund.
[5]	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of VEAC, VEARA and VESC.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
71

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

December 31, 2020 (unaudited) (continued)

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years

Officer Information
Matthew A. Babinsky, 1983	Assistant Vice President and Assistant Secretary	Since 2016	Assistant Vice President, Assistant General Counsel and Assistant Secretary of VEAC, VEARA and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Associate, Clifford Chance US LLP.

Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President of VEAC; Officer of other investment companies advised by VEAC and VEARA.

Charles T. Cameron, 1960	Vice President	Since 2006	Portfolio Manager of VEAC; Officer and/or Portfolio Manager of other investment companies advised by VEAC and VEARA. Formerly, Director of Trading of VEAC.

John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of VEAC and VEARA; Officer of other investment companies advised by VEAC and VEARA. Formerly, Vice President of VESC.

Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of VEAC.

Henry Glynn, 1983	Assistant Vice President	Since 2018	Head of ETF Capital Markets Europe of Van Eck Switzerland AG. Formerly, Member of the Capital Markets team at Vanguard Group.

F. Michael Gozzillo, 1965	Chief Compliance Officer	Since 2018	Vice President and Chief Compliance Officer of VEAC and VEARA; Chief Compliance Officer of VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Chief Compliance Officer of City National Rochdale, LLC and City National Rochdale Funds.

Laura Hamilton, 1977	Vice President	Since 2019	Assistant Vice President of VEAC and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Operations Manager of Royce & Associates.

Nicholas Jackson, 1974	Assistant Vice President	Since 2018	Director, Business Development of VanEck Australia Pty Ltd. Formerly, Vice President, Business Development of VanEck Australia Pty Ltd.

Laura I. Martínez, 1980	Vice President and Assistant Secretary	Vice President (Since 2016); Assistant Secretary (Since 2008)	Vice President, Associate General Counsel and Assistant Secretary of VEAC, VEARA and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Assistant Vice President of VEAC, VEARA and VESC.

Matthew McKinnon, 1970	Assistant Vice President	Since 2018	Head of Business Development of Asia Pacific of VanEck Australia Pty Ltd. Formerly, Director, Intermediaries and Institutions of VanEck Australia Pty Ltd.

Arian Neiron, 1979	Vice President	Since 2018	Managing Director and Head of Asia Pacific of VanEck Australia Pty Ltd.; Officer and/or Director of other companies affiliated with VEAC and/or the Trust.

James Parker, 1969	Assistant Treasurer	Since 2014	Assistant Vice President of VEAC; Manager, Portfolio Administration of VEAC and VEARA. Officer of other investment companies advised by VEAC and VEARA.

Adam Phillips, 1970	Vice President	Since 2018	ETF Chief Operating Officer of VEAC; Director of other companies affiliated with VEAC.

Philipp Schlegel, 1974	Vice President	Since 2016	Managing Director of Van Eck Switzerland AG.

Jonathan R. Simon, 1974	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President (Since 2016); Secretary and Chief Legal Officer (Since 2014)	Senior Vice President, General Counsel and Secretary of VEAC, VEARA and VESC; Officer and/or Director of other companies affiliated with VEAC and/or the Trust. Formerly, Vice President of VEAC, VEARA and VESC.

[1]	The address for each Officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Officers are elected yearly by the Trustees.
72

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT Filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	HAAR

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that David Chow, Laurie A. Hesslein, R. Alastair Short, Peter Sidebottom and Richard Stamberger, members of the Audit Committee, are “audit committee financial experts” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is December 31.

(a)	Audit Fees. The aggregate Audit Fees of Ernst & Young for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2020 and December 31, 2019, were $644,150 and $717,650, respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of Ernst & Young for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended December 31, 2020 and December 31, 2019, were $517,814 and $604,585, respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of five Independent Trustees. Messrs. Chow, Hesslein, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Mr. Short is the Chairman of the Audit Committee.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer and CFO

Date	March 10, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, CEO

Date	March 10, 2021

By (Signature and Title)	/s/ John J. Crimmins, Treasurer and CFO

Date	March 10, 2021